              AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION
                               ON AUGUST 31, 2000

                                         SECURITIES ACT REGISTRATION NO. 2-73902

                                INVESTMENT COMPANY ACT REGISTRATION NO. 811-3253
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            ------------------------

                                   FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          /X/

                           PRE-EFFECTIVE AMENDMENT NO.                       / /


                        POST-EFFECTIVE AMENDMENT NO. 21                      /X/


                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940                      /X/


                                AMENDMENT NO. 22                             /X/


                        (Check appropriate box or boxes)
                            ------------------------

                               COMMAND MONEY FUND
               (Exact name of registrant as specified in charter)

                              GATEWAY CENTER THREE
                              100 MULBERRY STREET
                         NEWARK, NEW JERSEY 07102-4077
              (Address of Principal Executive Offices) (Zip Code)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (973) 367-3028

                            ROBERT C. ROSSELOT, ESQ.
                              GATEWAY CENTER THREE
                              100 MULBERRY STREET
                         NEWARK, NEW JERSEY 07102-4077
               (Name and Address of Agent for Service of Process)

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
                   As soon as practicable after the effective
                      date of the Registration Statement.

             It is proposed that this filing will become effective
                            (check appropriate box):

               /X/ immediately upon filing pursuant to
                  paragraph (b)
               / / on (date) pursuant to paragraph (b)
               / / 60 days after filing pursuant to paragraph (a)(1) / / on (date) pursuant to paragraph (a)(1)
               / / 75 days after filing pursuant to paragraph (a)(2) / / on (date) pursuant to paragraph (a)(2) of Rule
                  485.

                      If appropriate, check the following box:
               / / This post-effective amendment designates a new
                  effective date for a previously filed
                  post-effective amendment.

Titles of Securities Being Registered . . Shares of beneficial interest, $.01 par value per share.

----------------------------------------------------------------------
----------------------------------------------------------------------

                                                    PROSPECTUS   AUGUST 31, 2000


   COMMAND Money Fund
   COMMAND Tax-Free Fund
   COMMAND Government Fund

     FUND TYPE Money market

Build on the Rock

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Funds' shares nor has the SEC determined that this prospectus is complete or accurate. It is a criminal offense to state otherwise.

                                                               [PRUDENTIAL LOGO]

TABLE OF CONTENTS
-------------------------------------


1    RISK/RETURN SUMMARY
1    COMMAND MONEY FUND:
1    Investment Objective and Principal Strategies
2    Principal Risks
2    Evaluating Performance
4    Fees and Expenses
5    COMMAND TAX-FREE FUND:
5    Investment Objective and Principal Strategies
6    Principal Risks
6    Evaluating Performance
8    Fees and Expenses
9    COMMAND GOVERNMENT FUND:
9    Investment Objective and Principal Strategies
10   Principal Risks
10   Evaluating Performance
12   Fees and Expenses

14   HOW THE FUNDS INVEST
14   COMMAND Money Fund: Investment Objective and Policies
16   COMMAND Tax-Free Fund: Investment Objective and Policies
18   COMMAND Government Fund: Investment Objective and Policies
20   Other Investments and Strategies
21   Rating of Fund Shares
21   Investment Risks

23   HOW THE FUNDS ARE MANAGED
23   Boards of Trustees
23   Manager
23   Investment Adviser
24   Distributor

25   FUND DISTRIBUTIONS AND TAX ISSUES
25   Distributions
25   Tax Issues

27   HOW TO BUY AND SELL SHARES OF THE FUNDS
27   How to Buy Shares
29   How to Sell Your Shares


-------------------------------------------------------------------
COMMAND FUNDS                                 [ICON] (800) 225-1852

TABLE OF CONTENTS

------------------------------------------------

32   FINANCIAL HIGHLIGHTS
32   COMMAND Money Fund
33   COMMAND Tax-Free Fund
33   COMMAND Government Fund

35   THE PRUDENTIAL MUTUAL FUND FAMILY

     FOR MORE INFORMATION (Back Cover)


--------------------------------------------------------------------------------

RISK/RETURN SUMMARY
-------------------------------------


This prospectus provides information about the COMMAND FUNDS, which consist of three separate mutual funds--COMMAND MONEY FUND, COMMAND TAX-FREE FUND and COMMAND GOVERNMENT FUND (each, a Fund and together, the Funds). While the Funds have some common attributes, each one has its own investment objective and policies, performance information, and risks. Therefore, some sections of this prospectus deal with each Fund separately, while other sections address two or more Funds at the same time.


    In sections that refer to one particular Fund, "the Fund," "we," "us" or "our" refers to that particular Fund.


    Shares of each Fund are available for purchase only by participants in the COMMAND-SM- Account and COMMAND Plus-SM- Account Programs (collectively, the COMMAND program) which are available through Prudential Securities Incorporated, and participants in the Prudential BusinessEdge-SM- Account Program (the BusinessEdge program) which is available through either Prudential Securities Incorporated or Pruco Securities Corporation.

    This section highlights key information about each Fund. Additional information follows this summary.


COMMAND MONEY FUND:

INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES
Our investment objective is HIGH CURRENT INCOME, PRESERVATION OF CAPITAL AND MAINTENANCE OF LIQUIDITY. This means we look for investments that we think will provide a high level of current income. To achieve our objective, we invest in short-term money market instruments such as obligations issued by the
U.S. Government, commercial paper, asset-backed securities, funding agreements, variable rate demand notes, bills, notes and other obligations issued by banks, corporations and other companies, and obligations issued by foreign banks, companies or foreign governments. The Fund will invest only in instruments with remaining maturities of thirteen months or less and which are denominated in U.S. dollars. The Fund may invest in longer-term securities that are accompanied by demand features, which will shorten the effective maturity of the securities to thirteen months or less. While we make every effort to achieve our objective and maintain a net asset value of $1 per share, we can't guarantee success.
-------------------------------------------------------------------
1

RISK/RETURN SUMMARY
------------------------------------------------

COMMAND MONEY FUND: PRINCIPAL RISKS

Although we try to invest wisely, all investments involve risk. Since the Fund invests in debt obligations, there is a risk that the value of a particular obligation could go down. Debt obligations are generally subject to CREDIT RISK--the risk that the issuer of a particular security may be unable to make principal and interest payments when they are due, and MARKET RISK--the risk that the securities could lose value because interest rates change or investors lose confidence in the ability of issuers in general to pay back their debt. With respect to the Fund's investments in asset-backed securities, there is a risk of prepayment, which means that if the underlying obligations are paid before they are due, the security may discontinue paying an attractive rate of income.


    The Fund's investment in foreign securities involves additional risks. For example, foreign banks and companies generally are not subject to regulatory requirements comparable to those applicable to U.S. banks and companies. In addition, political developments and changes in currency rates may adversely affect the value of foreign securities. In all cases, however, we invest only in U.S. dollar-denominated securities.

    There is also a risk that we will sell a security for a price that is higher or lower than the value attributed to the security through the amortized cost valuation procedures we follow. Such an event could affect our ability to maintain a net asset value of $1 per share.
    An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1 per share, it is possible to lose money by investing in the Fund.

COMMAND MONEY FUND: EVALUATING PERFORMANCE

A number of factors--including risk--affect how the Fund performs. The following bar chart shows the Fund's performance for each full calendar year of operation for the last 10 years. The tables below compare the Fund's average annual returns and yield for the periods indicated with those of a group of similar funds. The bar chart and tables demonstrate the risk of investing in the Fund by showing how returns can change. Past performance is not an indication that the Fund will achieve similar results in the future. For current yield information, you can call us at (800) 225-1852.

-------------------------------------------------------------------
2  COMMAND FUNDS                                           [LOGO] (800) 225-1852

RISK/RETURN SUMMARY
------------------------------------------------


COMMAND MONEY FUND

  ANNUAL RETURNS(1) (AS OF 12/31/99)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1990  7.93%
1991  5.90%
1992  3.59%
1993  2.81%
1994  3.92%
1995  5.63%
1996  5.04%
1997  5.20%
1998  5.20%
1999  4.88%

BEST QUARTER: 1.95% (1st quarter of 1990) WORST QUARTER: 0.68% (2nd quarter of
1993)


  COMMAND MONEY FUND

  AVERAGE ANNUAL RETURNS(1) (AS OF 12/31/99)


                                1 YEAR  5 YEARS  10 YEARS     SINCE INCEPTION
  Fund Shares                    4.88%   5.19%     5.00%    6.52% (since 2/26/82)
  Lipper Average(2)              4.49%   4.95%     4.80%                     N/A



  COMMAND MONEY FUND

  7-DAY YIELD(1) (AS OF 12/31/99)


  Fund Shares                    5.49%
  IBC Average(3)                 5.15%



1 THE FUND'S RETURNS ARE AFTER DEDUCTION OF EXPENSES. THE TOTAL RETURN OF THE FUND'S SHARES FROM 1-1-00 TO 6-30-00 WAS 2.78%.
2 THE LIPPER FUNDS AVERAGE IS BASED UPON THE AVERAGE RETURN OF ALL MUTUAL FUNDS IN THE LIPPER U.S. TAXABLE MONEY MARKET FUNDS CATEGORY.
3 THE IBC AVERAGE IS BASED UPON THE AVERAGE YIELD OF ALL MUTUAL FUNDS IN THE INTERNATIONAL BUSINESS COMMUNICATIONS FINANCIAL DATA TAXABLE MONEY MARKET FUND CATEGORY.

-------------------------------------------------------------------
3

RISK/RETURN SUMMARY
------------------------------------------------

COMMAND MONEY FUND: FEES AND EXPENSES
These tables show the fees and expenses that you may pay if you buy and hold shares of the Fund.

  SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)


  Maximum sales charge (load) imposed on purchases
   (as a percentage of offering price)               None
  Maximum deferred sales charge (load)
   (as a percentage of the lower of original
   purchase price or sale proceeds)                  None
  Maximum sales charge (load) imposed on
   reinvested dividends and other distributions      None
  Redemption fees                                    None
  Exchange fee                                       None
 COMMAND Program annual fee(1)                      $125(2)
 BusinessEdge Program annual fee(1)                 $185(2)


  ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)


  Management fees                                    .359%
  + Distribution and service (12b-1) fees            .125%
  + Other expenses                                   .047%
  = TOTAL ANNUAL FUND OPERATING EXPENSES             .531%



1 COMMAND AND BUSINESSEDGE ARE FINANCIAL SERVICES PROGRAMS AVAILABLE THROUGH PRUDENTIAL SECURITIES INCORPORATED AND/OR PRUCO SECURITIES CORPORATION. FOR MORE INFORMATION, YOU SHOULD CONSULT A PRUDENTIAL SECURITIES FINANCIAL ADVISOR OR A PRUCO SECURITIES PREFERRED AGENT.
2 THE ANNUAL PROGRAM FEE AS A PERCENTAGE OF AVERAGE NET ASSET IS .02% AND .03% FOR THE COMMAND AND BUSINESSEDGE PROGRAMS, RESPECTIVELY, AND IS CALCULATED BY DIVIDING $125 (THE TOTAL FEE FOR THE COMMAND PROGRAM) OR $185 (THE TOTAL FOR THE BUSINESSEDGE PROGRAM), RESPECTIVELY, BY THE AVERAGE ACCOUNT SIZE IN THE FUND. THE ANNUAL PROGRAM FEE IS NOT PRORATED FOR PURPOSES OF THIS CALCULATION TO GIVE EFFECT TO COMMAND PROGRAM OR BUSINESSEDGE PROGRAM PARTICIPANTS WHO ALSO OWN SHARES IN OR SUBSCRIBE TO VARIOUS SERVICES OFFERED BY THE RESPECTIVE PROGRAMS. A MAJOR PORTION OF THE ANNUAL PROGRAM FEE IS NOT ATTRIBUTABLE TO THE FUND, BUT RATHER TO NONFUND SERVICES PROVIDED BY THE PROGRAM.

-------------------------------------------------------------------
4  COMMAND FUNDS                                           [LOGO] (800) 225-1852

RISK/RETURN SUMMARY
------------------------------------------------

EXAMPLE
This example will help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
    The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


                                1 YR  3 YRS  5 YRS  10 YRS
  Fund shares                    $54   $170   $297    $666



COMMAND TAX-FREE FUND:

INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES
Our investment objective is HIGH CURRENT INCOME THAT IS EXEMPT FROM FEDERAL INCOME TAXES, CONSISTENT WITH THE MAINTENANCE OF LIQUIDITY AND PRESERVATION OF CAPITAL. This means we look for investments that we think will provide a high level of tax-exempt current income. To achieve our objective, we invest in short-term debt obligations issued by state and local governments, municipal commercial paper, variable rate demand obligations, and municipal asset-backed securities. The Fund will invest only in instruments with remaining maturities of thirteen months or less and which are denominated in U.S. dollars. The Fund may invest in longer-term securities that are accompanied by demand features, which will shorten the effective maturity of the securities to thirteen months or less. While we make every effort to achieve our objective and maintain a net asset value of $1 per share, we can't guarantee success.
    Under normal circumstances, at least 80% of the Fund's net assets are invested in money market instruments that pay income exempt from federal income taxes and which are not preference items for purposes of the federal alternative minimum tax. The Fund may invest up to 20% of its net assets in municipal debt obligations that may be considered a preference item for purposes of the federal alternative minimum tax. Shareholders should consult with their tax adviser regarding the applicability of the federal alternative minimum tax.
-------------------------------------------------------------------
5

RISK/RETURN SUMMARY
------------------------------------------------

COMMAND TAX-FREE FUND: PRINCIPAL RISKS

Although we try to invest wisely, all investments involve risk. Since the Fund invests in debt obligations, there is the risk that the value of a particular obligation could go down. Debt obligations are generally subject to CREDIT RISK--the risk that the issuer of a particular security may be unable to make principal and interest payments when they are due, and MARKET RISK--the risk that the securities could lose value because interest rates change or investors lose confidence in the ability of issuers in general to pay back their debt. The Fund's investment in municipal asset-backed securities are also subject to PREPAYMENT RISK--the risk that the underlying obligations may be prepaid, partially or completely, generally during times of falling interest rates, which could adversely effect yield and could require the Fund to reinvest in lower yielding obligations.

    There is also a risk that we will sell a security for a price that is higher or lower than the value attributed to the security through the amortized cost valuation procedures we follow. Such an event could affect our ability to maintain a net asset value of $1 per share.
    An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1 per share, it is possible to lose money by investing in the Fund.

COMMAND TAX-FREE FUND: EVALUATING PERFORMANCE

A number of factors--including risk--affect how the Fund performs. The following bar chart shows the Fund's performance for each full calendar year of operation for the last 10 years. The tables below compare the Fund's average annual returns and yield for the periods indicated with those of a group of similar mutual funds. The bar chart and tables demonstrate the risk of investing in the Fund by showing how returns can change. Past performance is not an indication that the Fund will achieve similar results in the future. For current yield information, you can call us at (800) 225-1852.

-------------------------------------------------------------------
6  COMMAND FUNDS                                           [LOGO] (800) 225-1852

RISK/RETURN SUMMARY
------------------------------------------------


COMMAND TAX-FREE FUND

  ANNUAL RETURNS(1) (AS OF 12/31/99)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1990  5.53%
1991  4.26%
1992  2.69%
1993  1.93%
1994  2.57%
1995  3.35%
1996  2.93%
1997  3.17%
1998  3.01%
1999  2.80%

BEST QUARTER: 1.38% (4th quarter of 1990) WORST QUARTER: 0.45% (1st quarter of
1994)


  COMMAND TAX-FREE FUND

  AVERAGE ANNUAL RETURNS(1) (AS OF 12/31/99)


                                1 YR   5 YRS   10 YRS     SINCE INCEPTION
  Fund Shares                   2.80%   3.05%   3.22%   4.00% (since 2/26/82)
  Lipper Average(2)             2.68%   3.03%   2.82%                    N/A



  COMMAND TAX-FREE FUND

  7-DAY YIELD(1) (AS OF 12/31/99)


  Fund Shares                   3.86%
  IBC Average(3)                3.68%
  Tax-equivalent yield of the
   Fund(4)                      6.83%



1 THE FUND'S RETURNS ARE AFTER DEDUCTION OF EXPENSES. THE TOTAL RETURN OF THE FUND'S SHARES FROM 1-1-00 TO 6-30-00 WAS 1.67%.
2 THE LIPPER FUNDS AVERAGE IS BASED UPON THE AVERAGE RETURN OF ALL MUTUAL FUNDS IN THE LIPPER U.S. NONTAXABLE MONEY MARKET FUNDS CATEGORY.

3 THE IBC AVERAGE IS BASED UPON THE AVERAGE YIELD OF ALL MUTUAL FUNDS IN THE INTERNATIONAL BUSINESS COMMUNICATIONS FINANCIAL DATA NONTAXABLE MONEY MARKET FUND CATEGORY.
4 TAX-EQUIVALENT YIELD SHOWS THE TAXABLE YIELD AN INVESTOR WOULD HAVE TO EARN FROM A FULLY TAXABLE INVESTMENT IN ORDER TO EQUAL THE FUND'S YIELD AFTER TAXES. IT IS CALCULATED BY DIVIDING THE FUND'S CURRENT YIELD BY THE RESULT OF ONE MINUS THE MAXIMUM MARGINAL FEDERAL TAX RATE.

-------------------------------------------------------------------
7

RISK/RETURN SUMMARY
------------------------------------------------

COMMAND TAX-FREE FUND: FEES AND EXPENSES
These tables show the fees and expenses that you may pay if you buy and hold shares of the Fund.

  SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)


  Maximum sales charge (load) imposed on purchases
   (as a percentage of offering price)               None
  Maximum deferred sales charge (load)
   (as a percentage of the lower of original
   purchase price or sale proceeds)                  None
  Maximum sales charge (load) imposed on
   reinvested dividends and other distributions      None
  Redemption fees                                    None
  Exchange fee                                       None
 COMMAND Program annual fee(1)                      $125(2)
 BusinessEdge Program annual fee(1)                 $185(2)


  ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)


  Management fees                                    .433%
  + Distribution and service (12b-1) fees            .125%
  + Other expenses                                   .019%
  = TOTAL ANNUAL FUND OPERATING EXPENSES             .577%



1 COMMAND AND BUSINESSEDGE ARE FINANCIAL SERVICES PROGRAMS AVAILABLE THROUGH PRUDENTIAL SECURITIES INCORPORATED AND/OR PRUCO SECURITIES CORPORATION. FOR MORE INFORMATION, YOU SHOULD CONSULT A PRUDENTIAL SECURITIES FINANCIAL ADVISOR OR A PRUCO SECURITIES PREFERRED AGENT.
2 THE ANNUAL PROGRAM FEE AS A PERCENTAGE OF AVERAGE NET ASSETS IS .71% AND 1.05% FOR THE COMMAND AND BUSINESSEDGE PROGRAMS, RESPECTIVELY, AND IS CALCULATED BY DIVIDING $125 (THE TOTAL FEE FOR THE COMMAND PROGRAM) OR $185 (THE TOTAL FOR THE BUSINESSEDGE PROGRAM), RESPECTIVELY, BY THE AVERAGE ACCOUNT SIZE IN THE FUND. THE ANNUAL PROGRAM FEE IS NOT PRORATED FOR PURPOSES OF THIS CALCULATION TO GIVE EFFECT TO COMMAND PROGRAM OR BUSINESSEDGE PROGRAM PARTICIPANTS WHO ALSO OWN SHARES IN OR SUBSCRIBE TO VARIOUS SERVICES OFFERED BY THE RESPECTIVE PROGRAMS. A MAJOR PORTION OF THE ANNUAL PROGRAM FEE IS NOT ATTRIBUTABLE TO THE FUND, BUT RATHER TO NONFUND SERVICES PROVIDED BY THE PROGRAM.

-------------------------------------------------------------------
8  COMMAND FUNDS                                           [LOGO] (800) 225-1852

RISK/RETURN SUMMARY
------------------------------------------------

EXAMPLE
This example will help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
    The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


                                1 YR  3 YRS  5 YRS  10 YRS
  Fund shares                    $59   $185   $322    $722



COMMAND GOVERNMENT FUND:

INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES
Our investment objective is HIGH CURRENT INCOME, PRESERVATION OF CAPITAL AND MAINTENANCE OF LIQUIDITY. This means we look for investments that we think will provide a high level of current income. To achieve our objective, we invest in short-term money market instruments issued by the U.S. Government, its agencies and intrumentalities, including mortgage-backed securities issued by U.S. Government agencies. The Fund will invest only in instruments with remaining maturities of thirteen months or less and which are denominated in
U.S. dollars. The Fund may invest in longer-term securities that are accompanied by demand features, which will shorten the effective maturity of the securities to thirteen months or less. While we make every effort to achieve our objective and maintain a net asset value of $1 per share, we can't guarantee success.
-------------------------------------------------------------------
9

RISK/RETURN SUMMARY
------------------------------------------------

COMMAND GOVERNMENT FUND: PRINCIPAL RISKS

Although we try to invest wisely, all investments involve risk. Since the Fund invests in debt obligations, there is the risk that the value of a particular obligation could go down. Debt obligations of the U.S. Government are generally subject of the MARKET RISK--the risk that the securities could lose value because interest rates change. The Fund's investment in mortgage-backed securities are also subject to PREPAYMENT RISK--the risk that the underlying obligations may be prepaid, partially or completely, generally during times of falling interest rates, which could adversely effect yield and could require the Fund to reinvest in lower yielding obligations.

    There is also a risk that we will sell a security for a price that is higher or lower than the value attributed to the security through the amortized cost valuation procedures we follow. Such an event could affect our ability to maintain a net asset value of $1 per share.
    An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1 per share, it is possible to lose money by investing in the Fund.

COMMAND GOVERNMENT FUND: EVALUATING PERFORMANCE

A number of factors--including risk--affect how the Fund performs. The following bar chart shows the Fund's performance for each full calendar year of operation for the last 10 years. The tables below compare the Fund's average annual returns and yield for the periods indicated with those of a group of similar mutual funds. The bar chart and tables demonstrate the risk of investing in the Fund by showing how returns can change. Past performance is not an indication that the Fund will achieve similar results in the future. For current yield information, you can call us at (800) 225-1852.

-------------------------------------------------------------------
10  COMMAND FUNDS                                          [LOGO] (800) 225-1852

RISK/RETURN SUMMARY
------------------------------------------------


COMMAND GOVERNMENT FUND

  ANNUAL RETURNS(1) (AS OF 12/31/99)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1990  7.75%
1991  5.70%
1992  3.44%
1993  2.68%
1994  3.65%
1995  5.42%
1996  4.89%
1997  5.08%
1998  5.08%
1999  4.75%

BEST QUARTER: 1.91% (2nd quarter of 1990) WORST QUARTER: 0.65% (2nd quarter of
1993)


  COMMAND GOVERNMENT FUND

  AVERAGE ANNUAL RETURNS(1) (AS OF 12/31/99)


                                1 YR   5 YRS   10 YRS     SINCE INCEPTION
  Fund Shares                   4.75%   5.04%   4.84%   6.16% (since 2/26/82)
  Lipper Average(3)             4.47%   4.92%   3.83%                    N/A



  COMMAND GOVERNMENT FUND

  7-DAY YIELD(1) (AS OF 12/31/99)


  Fund Shares                   4.96%
  IBC Average(3)                4.97%



1 THE FUND'S RETURNS ARE AFTER DEDUCTION OF EXPENSES. THE TOTAL RETURN OF THE FUND'S SHARES FROM 1-1-00 TO 6-30-00 WAS 2.69%.
2 THE LIPPER FUNDS AVERAGE IS BASED UPON THE AVERAGE RETURN OF ALL MUTUAL FUNDS IN THE LIPPER U.S. GOVERNMENT MONEY MARKET FUNDS CATEGORY.
3 THE IBC AVERAGE IS BASED UPON THE AVERAGE YIELD OF ALL MUTUAL FUNDS IN THE INTERNATIONAL BUSINESS COMMUNICATIONS FINANCIAL DATA GOVERNMENT MONEY MARKET FUND CATEGORY.

-------------------------------------------------------------------
11

RISK/RETURN SUMMARY
------------------------------------------------

COMMAND GOVERNMENT FUND: FEES AND EXPENSES
These tables show the fees and expenses that you may pay if you buy and hold shares of the Fund.

  SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)


  Maximum sales charge (load) imposed on purchases
   (as a percentage of offering price)               None
  Maximum deferred sales charge (load)
   (as a percentage of the lower of original
   purchase price or sale proceeds)                  None
  Maximum sales charge (load) imposed on
   reinvested dividends and other distributions      None
  Redemption fees                                    None
  Exchange fee                                       None
 COMMAND Program annual fee(1)                      $125(2)
 BusinessEdge Program annual fee(1)                 $185(2)


  ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)


  Management fees                                    .400%
  + Distribution and service (12b-1) fees            .125%
  + Other expenses                                   .052%
  = TOTAL ANNUAL FUND OPERATING EXPENSES             .577%



1 COMMAND AND BUSINESSEDGE ARE FINANCIAL SERVICES PROGRAMS AVAILABLE THROUGH PRUDENTIAL SECURITIES INCORPORATED AND/OR PRUCO SECURITIES CORPORATION. FOR MORE INFORMATION, YOU SHOULD CONSULT A PRUDENTIAL SECURITIES FINANCIAL ADVISOR OR A PRUCO SECURITIES PREFERRED AGENT.
2 THE ANNUAL PROGRAM FEE AS A PERCENTAGE OF AVERAGE NET ASSETS IS .99% AND 1.46% FOR THE COMMAND AND BUSINESSEDGE PROGRAMS, RESPECTIVELY, AND IS CALCULATED BY DIVIDING $125 (THE TOTAL FEE FOR THE COMMAND PROGRAM) OR $185 (THE TOTAL FOR THE BUSINESSEDGE PROGRAM), RESPECTIVELY, BY THE AVERAGE ACCOUNT SIZE IN THE FUND. THE ANNUAL PROGRAM FEE IS NOT PRORATED FOR PURPOSES OF THIS CALCULATION TO GIVE EFFECT TO COMMAND PROGRAM OR BUSINESSEDGE PROGRAM PARTICIPANTS WHO ALSO OWN SHARES IN OR SUBSCRIBE TO VARIOUS SERVICES OFFERED BY THE RESPECTIVE PROGRAMS. A MAJOR PORTION OF THE ANNUAL PROGRAM FEE IS NOT ATTRIBUTABLE TO THE FUND, BUT RATHER TO NONFUND SERVICES PROVIDED BY THE PROGRAM.

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12  COMMAND FUNDS                                          [LOGO] (800) 225-1852

RISK/RETURN SUMMARY
------------------------------------------------

EXAMPLE
This example will help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
    The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


                                1 YR  3 YRS  5 YRS  10 YRS
  Fund shares                    $59   $185   $322    $722


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13

HOW THE FUNDS INVEST
-------------------------------------


COMMAND MONEY FUND:

INVESTMENT OBJECTIVE AND POLICIES
The investment objective of this Fund is HIGH CURRENT INCOME, PRESERVATION OF CAPITAL AND MAINTENANCE OF LIQUIDITY. This means we seek investments that will provide a high level of current income. While we make every effort to achieve our objective, we can't guarantee success. Our investment objective is a fundamental investment policy, which means that it cannot be changed without shareholder approval.

    We invest in a diversified portfolio of short-term debt obligations which include, but are not limited to, obligations issued by the U.S. Government, its agencies and instrumentalities, as well as commercial paper, asset-backed securities, funding agreements, variable rate demand notes, bills, notes and other obligations issued by banks, corporations and other companies (including trust structures), obligations issued by foreign banks, foreign companies or foreign governments, and municipal notes.


    The Fund invests in high-quality money market instruments to try to provide investors with current income while maintaining a stable net asset value of $1 per share. We manage the Fund to comply with specific rules designed for money market mutual funds. This means that we manage its portfolio to comply with the requirements of Rule 2a-7 under the Investment Company Act. As such, we will not acquire any security with a remaining maturity exceeding thirteen months, and we will maintain a dollar-weighted average portfolio of 90 days or less. In addition, we will comply with the diversification, quality and other requirements of Rule 2a-7. This means, generally, that the instruments we purchase present "minimal credit risk" and are of "eligible quality." "Eligible quality" for this purpose means a security: (i) rated in one of the two highest short-term rating categories by at least two nationally recognized statistical rating organizations (NRSROs) or, if only one NRSRO has rated the security, so rated by that NRSRO; (ii) rated in one of the three highest long-term rating categories by at least two NRSROs or, if only one NRSRO has rated the security, so rated by that NRSRO; or (iii) if unrated, of comparable quality as determined by the Fund's investment adviser. All securities that we purchase will be denominated in U.S. dollars but may be issued by a foreign issuer.

    COMMERCIAL PAPER is short-term debt obligations of banks, corporations and other borrowers. The obligations are usually issued by financially strong businesses and often include a line of credit to protect purchasers of the obligations. An ASSET-BACKED SECURITY is a loan or note that pays interest based upon the cash flow of a pool of assets, such as
-------------------------------------------------------------------
14  COMMAND FUNDS                                          [LOGO] (800) 225-1852

HOW THE FUNDS INVEST
------------------------------------------------

mortgages, loans and credit card receivables. CERTIFICATES OF DEPOSIT, TIME DEPOSITS, BANKERS' ACCEPTANCES and BANK NOTES are obligations issued by or through a bank. These instruments depend upon the strength of the bank involved in the borrowing to give investors comfort that the borrowing will be repaid when promised. FUNDING AGREEMENTS are contracts issued by insurance companies that guarantee a return of principal, plus some amount of interest. When purchased by money market funds, funding agreements will typically be short-term and provide an adjustable rate of interest.

    DEBT OBLIGATIONS in general, including those listed above and any others that we may purchase, are basically written promises to repay a debt. Among the various types of debt securities we may purchase, the terms of repayment may vary, as may the commitment of other parties to honor the obligations of the issuer of the security. We may purchase securities that include DEMAND FEATURES, which allow us to demand repayment of a debt obligation before the obligation is due or "matures." This means that longer-term securities can be purchased because we can demand repayment of the obligation at an agreed price within a relatively short period of time. This procedure follows the rules applicable to money market mutual funds.


    FOREIGN SECURITIES and foreign markets involve additional risk. Foreign laws and accounting standards typically are not as strict as they are in the U.S. Foreign fixed income and currency markets may be less stable than those in U.S. markets. Changes in the exchange rates of foreign currencies can affect the value of foreign assets.

    The securities that we may purchase may change over time as new types of money market instruments are developed. We will purchase these new instruments, however, only if their characteristics and features follow the rules governing money market mutual funds.
    Any of the money market instruments that the Fund may purchase may be accompanied with the right to resell the instrument prior to the instrument's maturity. In addition, we may separately purchase rights to resell these instruments. These rights are referred to as "PUTS" and are acquired by the Fund to protect against a possible decline in the market value of the securities to which the puts relate in the event of interest rate fluctuations, to shorten the effective maturity of the security and to provide the Fund with liquidity to meet shareholder redemption requests.
    The Board of Trustees of the Fund can change investment policies that are not fundamental. For more information, see "Investment Risks" and the
-------------------------------------------------------------------
15

HOW THE FUNDS INVEST
------------------------------------------------

Statement of Additional Information, "Description of the Funds, Their Investments and Risks." The Statement of Additional Information--which we refer to as the SAI--contains more information about the Fund.


COMMAND TAX-FREE FUND:

INVESTMENT OBJECTIVE AND POLICIES
The investment objective of this Fund is HIGH CURRENT INCOME THAT IS EXEMPT FROM FEDERAL INCOME TAXES, CONSISTENT WITH MAINTENANCE OF LIQUIDITY AND PRESERVATION OF CAPITAL. This means we seek investments that will provide a high level of tax-exempt current income. While we make every effort to achieve our objective, we can't guarantee success. Our investment objective is a fundamental investment policy, which means that it cannot be changed without shareholder approval.
    We invest in a diversified portfolio of short-term debt obligations issued by states, territories and possessions of the United States and the District of Columbia, and their respective political subdivisions. The interest on these debt obligations is wholly exempt from federal income tax. The exemption from federal income tax is supported by an opinion of counsel to the issuer. These securities are generally known as "Municipal Bonds" or "Municipal Notes." Municipal Bonds include industrial development bonds issued for various public purposes and certain private activity bonds where public authorities issue bonds to fund privately operated facilities, such as housing facilities, sports facilities, pollution control facilities and parking facilities. Municipal Notes include the tax anticipation notes, bond anticipation notes and revenue anticipation notes. Municipal Notes sold in anticipation of collection of taxes, a bond sale or receipt of other revenues are usually general obligations of the issuing municipality or agency.
    Interest on certain Municipal Bonds and Municipal Notes may be a preference item for purposes of the federal alternative minimum tax (AMT Paper), which means that certain investors who receive distributions from the Fund will be subject to federal income taxes on such distributions. The Fund may invest up to 20% of its net assets in AMT Paper. Under normal circumstances, the Fund will invest at least 80% of its net assets in Municipal Bonds and Municipal Notes that are not subject to the federal Alternative Minimum Tax.

    The Fund invests in eligible high-quality money market instruments to try to provide investors with a high level of current tax-exempt income while maintaining a stable net asset value of $1 per share. We manage the Fund to comply with specific rules designed for money market mutual funds. This

-------------------------------------------------------------------
16  COMMAND FUNDS                                          [LOGO] (800) 225-1852

HOW THE FUNDS INVEST
------------------------------------------------


means that we manage its portfolio to comply with the requirements of Rule 2a-7 under the Investment Company Act. As such, we will not acquire any security with a remaining maturity exceeding thirteen months, and we will maintain a dollar-weighted average portfolio of 90 days or less. In addition, we will comply with the diversification, quality and other requirements of Rule 2a-7. This means, generally, that the instruments we purchase present "minimal credit risk" and are of "eligible quality." "Eligible quality" for this purpose means a security: (i) rated in one of the two highest short-term rating categories by at least two nationally recognized statistical rating organizations (NRSROs) or, if only one NRSRO has rated the security, so rated by that NRSRO; (ii) rated in one of the three highest long-term rating categories by at least two NRSROs or, if only one NRSRO has rated the security, so rated by that NRSRO; or (iii) if unrated, of comparable quality as determined by the Fund's investment adviser.


    DEBT OBLIGATIONS in general, including those listed above and any others that we may purchase, are basically written promises to repay a debt. Among the various types of debt securities we may purchase, the terms of repayment may vary, as may the commitment of other parties to honor the obligations of the issuer of the security. We may purchase securities that are subject to DEMAND FEATURES, which provide liquidity and allow us to demand repayment of a debt obligation before the obligation is due or "matures". This means that longer-term securities can be purchased because we can demand repayment of the obligation at an agreed price within a relatively short period of time. This procedure follows the rules applicable to money market mutual funds.


    The Fund's investments also include variable rate demand obligations (VRDOs) and VRDOs in the form of participation interests (Participating VRDOs) in variable rate tax-exempt obligations held by financial institutions. The VRDOs in which the Fund may invest are tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand on the part of the holder to receive payment of the unpaid principal plus accrued interest on a short notice period. Participating VRDOs provide the Fund with a specified undivided interest (up to 100%) of the underlying obligations and the right to demand payment of the unpaid principal plus accrued interest on the Participating VRDOs from the financial institution on a short notice period. There is a possibility, because of default or insolvency, that the demand features of VRDOs or Participating VRDOs may not be honored.

-------------------------------------------------------------------
17

HOW THE FUNDS INVEST
------------------------------------------------

    The securities that we may purchase may change over time as new types of money market instruments are developed. We will purchase these new instruments, however, only if their characteristics and features follow the rules governing money market mutual funds.
    Any of the money market instruments that the Fund may purchase may be accompanied with the right to resell the instrument prior to the instrument's maturity. These rights are referred to as "PUTS" and are acquired by the Fund to protect against a possible decline in the market value of the securities to which the puts relate in the event of interest rate fluctuations and to shorten the effective maturity of the security. One form of liquidity puts consists of an underlying fixed rate municipal bond that is subject to a third party demand feature or "TENDER OPTION." Tender option bonds are the functional equivalent of ordinary variable or floating rate obligations.
    From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on Municipal Bonds and Municipal Notes and for providing state and local governments with federal credit assistance. Reevaluation of the Fund's investment objective and structure might be necessary in the future due to market conditions which may result from future changes in the tax laws.
    The Board of Trustees of the Fund can change investment policies that are not fundamental. For more information, see "Investment Risks" and the Statement of Additional Information, "Description of the Funds, Their Investments and Risks." The Statement of Additional Information--which we refer to as the SAI--contains more information about the Fund.


COMMAND GOVERNMENT FUND:

INVESTMENT OBJECTIVE AND POLICIES
The investment objective of this Fund is HIGH CURRENT INCOME, PRESERVATION OF CAPITAL AND MAINTENANCE OF LIQUIDITY. This means we seek investments that will provide a high level of current income. While we make every effort to achieve our objective, we can't guarantee success. Our investment objective is a fundamental investment policy, which means that it cannot be changed without shareholder approval.

    The Fund invests in money market instruments issued by the U.S. Government, its agencies and instrumentalities to try to provide investors with current income while maintaining a stable net asset value of $1 per share. We manage the Fund to comply with specific rules designed

-------------------------------------------------------------------
18  COMMAND FUNDS                                          [LOGO] (800) 225-1852

HOW THE FUNDS INVEST
------------------------------------------------


for money market mutual funds. This means that we manage its portfolio to comply with the requirements of Rule 2a-7 under the Investment Company Act. As such, we will not acquire any security with a remaining maturity exceeding thirteen months, and we will maintain a dollar-weighted average portfolio of 90 days or less. In addition, we will comply with the diversification, quality and other requirements of Rule 2a-7. This means, generally, that the instruments that we purchase present "minimal credit risk" and are of "eligible quality." "Eligible quality" for this purpose includes all short-term debt obligations of the U.S. Government, its agencies and instrumentalities, in which the Fund may invest.

    Treasury debt obligations are sometimes "stripped" into their component parts; the Treasury's obligation to make periodic interest payments and its obligation to repay the amount borrowed. These STRIPPED SECURITIES are sold to investors separately. Stripped securities do not make periodic interest payments. They are usually sold at a discount and then redeemed for their face value on their maturity dates. These securities increase in value when interest rates fall and lose value when interest rates rise. However, the value of stripped securities generally fluctuates more in response to interest rate movements than the value of traditional bonds. The Fund may try to earn money by buying stripped securities at a discount and either selling them after they increase in value or holding them until they mature.

    DEBT OBLIGATIONS ISSUED OR GUARANTEED BY THE U.S. GOVERNMENT and government-related entities include debt securities backed by the full faith and credit of the U.S. Government, like obligations of the Government National Mortgage Association (GNMA or Ginnie Mae). Debt securities issued by other government entities, like obligations of the Federal National Mortgage Association (FNMA or Fannie Mae) and the Student Loan Marketing Association (SLMA or Sallie Mae), are not backed by the full faith and credit of the U.S. Government. However, these issuers have the right to borrow from the U.S. Treasury to meet their obligations. In contrast, the debt securities of other issuers, like the Farm Credit System, depend entirely upon their own resources to repay their debt.

    The securities that we may purchase may change over time as new types of money market instruments are developed. We will purchase these new instruments, however, only if their characteristics and features follow the rules governing money market mutual funds.
    Any of the money market instruments that the Fund may purchase may be accompanied with the right to resell the instrument prior to the
-------------------------------------------------------------------
19

HOW THE FUNDS INVEST
------------------------------------------------

instrument's maturity. In addition, we may separately purchase rights to resell these instruments. These rights are referred to as "PUTS" and are acquired by the Fund to protect against a possible decline in the market value of the securities to which the puts relate in the event of interest rate fluctuations and to shorten the effective maturity of the security.
    The Board of Trustees of the Fund can change investment policies that are not fundamental. For more information, see "Investment Risks" and the Statement of Additional Information, "Description of the Funds, Their Investments and Risks." The Statement of Additional Information--which we refer to as the SAI--contains more information about the Fund.

OTHER INVESTMENTS AND STRATEGIES

While each Fund invests principally in the securities described above, they may invest in other securities or use certain investment strategies to increase returns or protect their assets, if market conditions warrant.


    Each Fund intends to participate in one or more JOINT TRADING ACCOUNTS whereby the Fund, along with other investment companies managed by Prudential Investments Fund Management LLC, will jointly engage in repurchase agreements and, subject to the issuance of an order by the Securities and Exchange Commission, jointly purchase money market instruments. The ability of the Funds to participate in these joint trading accounts will be conditioned upon requirements imposed by such order, which may be amended from time to time.

    Each Fund intends to use REPURCHASE AGREEMENTS, where a party agrees to sell a security to a Fund and then repurchase it at an agreed-upon price at a stated time. This creates a fixed return for a Fund. A Fund will only enter into these repurchase agreements with parties whom we believe can honor their obligations in the transactions.
    Each Fund may use REVERSE REPURCHASE AGREEMENTS where we borrow money on a temporary basis by selling a security with an obligation to repurchase it at an agreed-upon price at a stated time.
    Each Fund may purchase money market or other obligations on a "WHEN-ISSUED" or "DELAYED-DELIVERY" basis. When a Fund makes this type of purchase, the price and interest rate are fixed at the time of purchase, but delivery and payment for the obligations take place at a later time. A Fund does not earn interest income until the date the obligations are delivered.
    Each Fund may purchase FLOATING RATE and VARIABLE RATE securities. These securities pay interest at rates that change periodically to reflect
-------------------------------------------------------------------
20  COMMAND FUNDS                                          [LOGO] (800) 225-1852

HOW THE FUNDS INVEST
------------------------------------------------

changes in market interest rates. Because these securities adjust the interest they pay, they may be beneficial when interest rates are rising because of the additional return a Fund will receive, and they may be detrimental when interest rates are falling because of the reduction in interest payments to a Fund.
    Each Fund also follows certain policies when it BORROWS MONEY (COMMAND Money Fund and COMMAND Government Fund may each borrow up to 20% of the value of their respective total assets; COMMAND Tax-Free Fund may borrow up to 5% of the value of its total assets); LENDS ITS SECURITIES TO OTHERS (COMMAND Money Fund and COMMAND Government Fund may each lend up to 10% of its total assets, including collateral received in the transaction; COMMAND Tax-Free Fund may not lend its securities); and holds ILLIQUID SECURITIES (each Fund may hold up to 10% of its net assets in securities, including certain restricted securities, which do not have a readily available market, repurchase agreements with maturities longer than seven days and, with respect to COMMAND Tax-Free Fund, municipal asset-backed VRDOs with notice periods for demand of unpaid principal and accrued interest exceeding seven days). Each Fund is subject to certain investment restrictions that are fundamental policies, which means they cannot be changed without shareholder approval. For more information about these restrictions, see the SAI.

RATING OF FUND SHARES

Duff & Phelps Credit Rating Co. (DCR) or its successors has given COMMAND Money Fund and COMMAND Government Fund each an AAA rating. According to DCR, the AAA rating means such Funds' ability to meet redemption requests in a timely manner for $1.00 per share is strong. This rating is based on such Funds' risk management procedures, internal control systems, limitations on market risk and experienced management team.


INVESTMENT RISKS
As noted, all investments involve risk, and investing in the Funds is no exception. This chart outlines the key risks and potential rewards of the principal investments each Fund may make. See, "Description of the Funds, Their Investments and Risks" in the SAI.

-------------------------------------------------------------------
21

HOW THE FUNDS INVEST
------------------------------------------------

  INVESTMENT TYPE


% OF FUND'S TOTAL ASSETS     RISKS                                            POTENTIAL REWARDS
---------------------------------------------------------------------------------------------------------------------------
  HIGH-QUALITY MONEY         -- Credit risk--the risk that default of an      -- A source of regular interest income
  MARKET OBLIGATIONS             issuer would leave the Funds with unpaid     -- May be more secure than stock and other
                                 interest or principal or, in the case of         equity securities since corporate issuers
  ALL FUNDS:                     VRDOs and Participating VRDOs, that the          must pay their debts before they pay
  UP TO 100%                     issuer of a put may not be able to meet          dividends
                                 its obligation to purchase the underlying
                                 security
                             -- Market risk--the risk that the obligations
                                 may lose value because interest rates
                                 change or there is a lack of confidence
                                 in a group of borrowers or in an industry
---------------------------------------------------------------------------------------------------------------------------
  MONEY MARKET               -- Foreign markets, economies and political      -- Investors may realize higher returns based
  OBLIGATIONS OF                 systems may not be as stable as in the           upon higher interest rates paid on
  FOREIGN ISSUERS                U.S.                                             foreign investments
  (U.S. DOLLAR-              -- Differences in foreign laws, accounting       -- Increased diversification by expanding the
  DENOMINATED)                   standards, public information and custody        allowable choices of high-quality money
                                 and settlement procedures provide less           market obligations
  COMMAND MONEY FUND:            reliable information on foreign
  UP TO 100%                     investments and involve more risk
---------------------------------------------------------------------------------------------------------------------------
  ILLIQUID SECURITIES        -- May be difficult to value                     -- May offer a more attractive yield than
                             -- May be difficult to sell at the time or           more widely traded securities
  ALL FUNDS:                     price desired
  UP TO 10% OF NET ASSETS
---------------------------------------------------------------------------------------------------------------------------


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22  COMMAND FUNDS                                          [LOGO] (800) 225-1852

HOW THE FUNDS ARE MANAGED
-------------------------------------

BOARDS OF TRUSTEES

Each Board of Trustees oversees the actions of the Manager, Investment Adviser and Distributor and decides on general policies for the applicable Fund. The Boards also oversee each Fund's officers who conduct and supervise the daily business operations of the Funds.


MANAGER
PRUDENTIAL INVESTMENTS FUND MANAGEMENT LLC (PIFM)
GATEWAY CENTER THREE, 100 MULBERRY STREET
NEWARK, NEW JERSEY 07102-4077


    Under a management agreement with each Fund, PIFM manages each Fund's investment operations and administers its business affairs. PIFM is also responsible for supervising the Funds' investment adviser. For the fiscal year ended June 30, 2000, COMMAND Money Fund, COMMAND Tax-Free Fund and COMMAND Government Fund paid PIFM management fees of .359%, .433% and .400%, respectively, of each Fund's average daily net assets.


    As of June 30, 2000, PIFM served as the Manager to all 42 of the Prudential Mutual Funds, and as Manager or administrator to 22 closed-end investment companies, with aggregate assets of approximately $76 billion.


INVESTMENT ADVISER

The Prudential Investment Corporation (PIC), called Prudential Investments, is the investment adviser to each Fund and has served as an investment adviser to investment companies since 1984. Its address is Prudential Plaza, 751 Broad Street, Newark, New Jersey 07102. PIFM has responsibility for all investment advisory services, supervises Prudential Investments and pays Prudential Investments for its services.


    Each Fund is a money market mutual fund managed by a portfolio manager employed by the subadviser, and supported by a group of research analysts. Prudential Investments Fixed Income Group is organized into teams that specialize by sector. The Fixed Income Investment Policy Committee, which is comprised of senior investment staff from each sector team, provides guidance to the teams regarding duration risk, asset allocations and general risk parameters. Portfolio managers contribute bottom up security selection within those guidelines.


DISTRIBUTOR

Prudential Investment Management Services LLC (PIMS) distributes the Funds' shares under a Distribution Agreement with each Fund. Each Fund also has a Distribution and Service Plan (the Plan) pursuant to Rule 12b-1

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23

HOW THE FUNDS ARE MANAGED
------------------------------------------------


under the Investment Company Act. Under the Plans and the Distribution Agreement, PIMS pays the expenses of distributing each Fund's shares and provides certain shareholder support services. Each Fund reimburses PIMS for its distribution services. These fees--known as 12b-1 fees--are shown in the "Fees and Expenses" table of each Fund. Because these fees are paid from each Fund's assets on a continuous basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

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24  COMMAND FUNDS                                          [LOGO] (800) 225-1852

FUND DISTRIBUTIONS
AND TAX ISSUES
-------------------------------------


Investors who buy shares of a Fund should be aware of some important tax issues. For example, each Fund distributes DIVIDENDS of ordinary income and any realized net CAPITAL GAINS to shareholders. These distributions are subject to taxes, unless you hold your shares in a 401(k) plan, an Individual Retirement Account
(IRA), or some other qualified or tax-deferred plan or account.

    The following briefly discusses some of the important tax issues that should be considered, but is not meant to be tax advice. For tax advice, please speak with your tax adviser.

DISTRIBUTIONS
Each Fund distributes DIVIDENDS of any net investment income to shareholders every month. Dividends received from the COMMAND Money Fund and the COMMAND Government Fund will be taxed as ORDINARY INCOME, whether or not they are reinvested in the Fund. The COMMAND Tax-Free Fund intends to invest so that dividend distributions to you will be exempt from federal income taxation.
    Although a Fund is not likely to realize capital gains because of the types of securities we purchase, any realized net CAPITAL GAINS will be paid to shareholders (typically once a year). Capital gains are generated when a Fund sells assets for a profit.

    For your convenience, Fund distributions of dividends and capital gains are automatically reinvested in your account. If you ask us to pay the distributions in cash, we will wire the distribution to your bank account instead of purchasing more shares of your Fund. Either way, distributions from the COMMAND Money Fund and the COMMAND Government Fund will be subject to taxes, unless your shares are held in a qualified or tax-deferred plan or account.


TAX ISSUES
FORM 1099

Every year, you will receive a Form 1099, which reports the amount of dividends and capital gains we distributed to you during the prior year. If you own shares of a Fund as part of a qualified or tax-deferred plan or account, your taxes are deferred, so you will not receive a Form 1099. However, you will receive a Form 1099 when you take any distributions from your qualified or tax-deferred plan or account.

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25

FUND DISTRIBUTIONS
AND TAX ISSUES
------------------------------------------------

    Fund distributions are generally taxable to you in the year they are received, except when we declare certain dividends in December of a calendar year but actually pay them in January of the following year. In such cases, the dividends are treated as if they were paid on December 31 of the prior year.

WITHHOLDING TAXES

If federal law requires you to provide a Fund with your taxpayer identification number and certifications as to your tax status, and if you fail to do so, or if you are otherwise subject to backup withholding, we will withhold and pay to the U.S. Treasury 31% of your distributions. Dividends of net investment income and short-term capital gains paid to a nonresident foreign shareholder generally will be subject to a U.S. withholding tax of 30%. This rate may be lower, depending on any tax treaty the U.S. may have with the shareholder's country.

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26  COMMAND FUNDS                                          [LOGO] (800) 225-1852

HOW TO BUY AND
SELL SHARES OF THE FUNDS
-------------------------------------

HOW TO BUY SHARES
COMMAND AND BUSINESSEDGE ACCOUNTS
Shares of the Funds are available only to participants in the COMMAND Account and COMMAND Plus Account programs (collectively, the COMMAND programs) who have placed a minimum of $10,000 in cash and/or securities in the COMMAND program or who have placed a minimum of $2,000 in cash and/or securities in a COMMAND Essentials Account (the minimum initial investment for employees of Prudential and its subsidiaries and affiliates is $2,500). The shares of the Funds are also available to participants in the BusinessEdge program who have placed a minimum of $10,000 in cash and/or securities in their BusinessEdge Account.
    The COMMAND programs are available through Prudential Securities Incorporated. The BusinessEdge program is available through either Prudential Securities Incorporated or Pruco Securities Corporation. For purposes of this section, the COMMAND program and the BusinessEdge program are individually referred to as a "Program" and collectively referred to as the "Programs."

    The Programs allow you to designate a money market fund as your primary money sweep fund for the Program. This sweep feature allows you to have free credit balances in your Program securities account automatically invested in one of the Funds, the U.S. Treasury Series of the Prudential Government Securities Trust, the California Money Market Series of the Prudential California Municipal Fund or the New Jersey Money Market Series, New York Money Market Series, Connecticut Money Market Series or Massachusetts Money Market Series of the Prudential Municipal Series Fund (collectively, the Account Funds), depending on which of the Account Funds has been designated by the participant as his or her primary money sweep fund.


AUTOMATIC PURCHASE PROCEDURES
With each Program, all credit balances (that is, immediately available funds) of $1 or more will be invested in the primary money sweep fund on a daily basis. Prudential Securities arranges for the investment of the credit balance in the primary money sweep fund and will purchase shares of the primary money sweep fund equal to that amount. This will occur on the business day following the availability of the credit balance. Prudential Securities may use and retain the benefit of credit balances in your account until shares are purchased.
-------------------------------------------------------------------
27

HOW TO BUY AND
SELL SHARES OF THE FUNDS
------------------------------------------------

    Shares of the primary money sweep fund, including any of the Funds, will be purchased as follows:

     -- When your account has a credit balance of $10,000 or more, Prudential Securities will arrange for the automatic purchase of shares with all cash balances of $1 or more. This will occur on the business day following the availability of the credit balance

     -- When your account has a credit balance that results from a securities sale totaling more than $1,000, all cash balances of $1 or more will be invested on the business day following the settlement date

     -- For all other credit balances of $1 or more, shares will be purchased automatically at least once a month on the last business day of each month


    You will begin earning dividends on your shares purchased through the Program on the first business day after the order is placed. Prudential Securities will purchase shares of the Fund at the price determined at 4:30 p.m., New York time, on the business day following the availability of the credit balance. Prudential Securities will use and retain the benefit of credit balances in your account until shares are purchased.

    Purchases of, withdrawals from and dividends from the primary money sweep fund will be shown on your Program statement. Under either the COMMAND program or the BusinessEdge program, Prudential Securities or Pruco Securities has the right to terminate a Program securities account for any reason. If this occurs, all shares held in a shareholder's account will be redeemed.

UNDERSTANDING THE PRICE YOU'LL PAY
When you invest in a mutual fund, you buy shares of a Fund. Shares of a money market mutual fund, like the Funds, are priced differently than shares of common stock and other securities.
    The price you pay for each share of a Fund is based on the share value. The share value of a mutual fund--known as the NET ASSET VALUE or NAV--is determined by a simple calculation: it's the total value of the Fund (assets minus liabilities) divided by the total number of shares outstanding. In determining NAV, the Funds value their securities using the amortized cost method. Each Fund seeks to maintain a NAV of $1 at all
-------------------------------------------------------------------
28  COMMAND FUNDS                                          [LOGO] (800) 225-1852

HOW TO BUY AND
SELL SHARES OF THE FUNDS
------------------------------------------------

times. Your broker may charge you a separate or additional fee for purchases of shares.

    We determine the NAV of our shares once each business day at 4:30 p.m., New York time, on days that the New York Stock Exchange is open for trading. We do not determine NAV on days when we have not received any orders to purchase, sell or exchange Fund shares, or when changes in the value of a Fund's portfolio do not affect the NAV.


ADDITIONAL SHAREHOLDER SERVICES
As a Fund shareholder, you can take advantage of the following services and privileges:


AUTOMATIC REINVESTMENT. As we explained in the Fund Distributions and Tax Issues section, each Fund pays out--or distributes--its net investment income and capital gains to all shareholders. For your convenience, we will automatically reinvest your distributions in your Fund at NAV.


REPORTS TO SHAREHOLDERS. Every year we will send you an annual report (along with an updated prospectus) and a semi-annual report, which contain important financial information about your Fund. To reduce Fund expenses, we will send one annual shareholder report, one semi-annual shareholder report and one annual prospectus per household, unless you instruct us or your broker otherwise.

HOW TO SELL YOUR SHARES

When you sell shares of a Fund--also known as REDEEMING your shares--the price you will receive will be the NAV next determined after Prudential Securities or Pruco Securities receives your order to sell. We must receive your order to sell by 4:15 p.m., New York time, to process the sale on that day.


AUTOMATIC REDEMPTION
Shares of your primary money sweep fund may be automatically redeemed to cover any deficit in your account. A deficit in your COMMAND program account or your BusinessEdge program account may result from activity arising under either Program, such as debit balances incurred by use of the
Visa-Registered Trademark- Gold Account, including Visa purchases, cash advances and Visa
-------------------------------------------------------------------
29

HOW TO BUY AND
SELL SHARES OF THE FUNDS
------------------------------------------------

Account checks. Debit balances for Visa purchases are payable on the 25th day of each month or, if that day is a weekend or holiday, on the preceding business day. Participants in the BusinessEdge program may also effect an automatic redemption of Fund shares by using their BusinessEdge Visa-Registered Trademark-Debit Card Account.
    Your Program securities account will be automatically scanned for deficits each day and, if there is insufficient cash in your account, we will redeem an appropriate number of shares of your primary money sweep fund and, if necessary, shares of other money market funds that you own in the Program but which are not designated as your primary money sweep fund, to satisfy any remaining deficit. Margin loans will be utilized to satisfy any deficits in your account after all of your shares in a Fund and other money market funds you own are redeemed. Shares of a Fund may not be purchased until all deficits and overdrafts in your account are satisfied.
    You are entitled to any dividends declared on the redeemed shares through the day before the redemption is made. Dividends declared on the redemption date will be retained by Prudential Securities, which has advanced monies to satisfy deficits in your account. The amount redeemed will be the nearest dollar amount necessary to cover deficits from securities transactions or to honor your redemption requests.

MANUAL REDEMPTION
You may make manual redemptions (that is, a non-money market sweep redemption) of shares of a Fund other than the fund selected as your primary money sweep fund under the COMMAND program or the BusinessEdge program. To complete a manual redemption, you should submit a written request for redemption directly to the Distributor or by calling your Prudential Securities Financial Advisor or Pruco Securities Preferred Agent. The proceeds from a manual redemption will immediately become a free cash balance in your Program securities account and will automatically be invested in the fund that you have selected as your primary money sweep fund. Each Program requires that the written redemption request be signed by all persons in whose name the shares are registered, exactly as their names appear on the Program account client statement. In certain instances, additional documents such as trust instruments, death certificates, appointments as executor or administrator or certificates of corporate authority may be requested.
-------------------------------------------------------------------
30  COMMAND FUNDS                                          [LOGO] (800) 225-1852

HOW TO BUY AND
SELL SHARES OF THE FUNDS
------------------------------------------------

RESTRICTIONS ON SALES
There are certain times when you may not be able to sell shares of a Fund, or when we may delay paying you the proceeds from a sale. This may happen during unusual market conditions or emergencies when the Fund can't determine the value of its assets or sell its holdings. For more information, see the SAI, "Purchase and Redemption of Fund Shares."

REDEMPTION IN KIND
If the sales of shares of a Fund you make during any 90-day period reach the lesser of $250,000 or 1% of the value of that Fund's net assets, we can then give you securities from that Fund's portfolio instead of cash. If you want to sell the securities for cash, you would have to pay the costs charged by a broker.
-------------------------------------------------------------------
31

FINANCIAL HIGHLIGHTS
-------------------------------------


The financial highlights below are intended to help you evaluate each Fund's financial performance for the past 5 years. The TOTAL RETURN in the chart represents the rate that a shareholder earned on an investment in the Fund, assuming reinvestment of all dividends and other distributions. The information is for shares of the Fund for the periods indicated.


    Review this chart with the financial statements and report of independent accountants which appear in the SAI. Additional performance information is contained in the annual report, which you can receive at no charge, as described on the back cover of this prospectus.

    The financial highlights were audited by PricewaterhouseCoopers LLP, independent accountants. Their reports were unqualified.

 COMMAND MONEY FUND (FISCAL YEARS ENDED 6-30)


PER SHARE OPERATING
PERFORMANCE                     2000                  1999           1998           1997            1996
 NET ASSET VALUE,
  BEGINNING OF YEAR                $1.00                 $1.00          $1.00          $1.00          $1.00
 INCOME FROM
  INVESTMENT
  OPERATIONS:
 Net investment
  income and net
  realized gains                    .053                  .048           .052           .049           .052
 Dividends and
  distributions to
  shareholders                     (.053)                (.048)         (.052)         (.049)         (.052)
 Net asset value,
  end of year                      $1.00                 $1.00          $1.00          $1.00          $1.00
 TOTAL RETURN(1)                   5.42%                 4.85%          5.31%          5.06%          5.30%
------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL
  DATA                              2000                  1999           1998           1997           1996
------------------------------------------------------------------------------------------------------------
 NET ASSETS, END OF
  YEAR (000)                 $13,489,038           $12,246,946     $9,090,289     $6,629,903     $5,309,842
 RATIOS TO AVERAGE
  NET ASSETS:
 Net investment
  income                           5.32%                 4.73%          5.19%          4.97%          5.15%
 Expenses                           .53%                  .54%           .54%           .57%           .58%


1. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS. IT IS CALCULATED ASSUMING SHARES ARE PURCHASED ON THE FIRST DAY AND SOLD ON THE LAST DAY OF EACH PERIOD REPORTED.

-------------------------------------------------------------------
32  COMMAND FUNDS                                          [LOGO] (800) 225-1852

FINANCIAL HIGHLIGHTS
------------------------------------------------

 COMMAND TAX-FREE FUND (FISCAL YEARS ENDED 6-30)


PER SHARE OPERATING
PERFORMANCE                     2000                 1999           1998           1997            1996
 NET ASSET VALUE,
  BEGINNING OF YEAR               $1.00                 $1.00          $1.00          $1.00          $1.00
 INCOME FROM
  INVESTMENT
  OPERATIONS:
 Net investment
  income and net
  realized gains                   .032                  .027           .031           .030           .031
 Dividends and
  distributions to
  shareholders                    (.032)                (.027)         (.031)         (.030)         (.031)
 Net asset value,
  end of year                     $1.00                 $1.00          $1.00          $1.00          $1.00
 TOTAL RETURN(1)                  3.19%                 2.77%          3.16%          3.05%          3.12%
-----------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL
  DATA                             2000                  1999           1998           1997           1996
-----------------------------------------------------------------------------------------------------------
 NET ASSETS, END OF
  YEAR (000)                 $1,429,087            $1,476,732     $1,332,985     $1,129,513     $1,156,935
 RATIOS TO AVERAGE
  NET ASSETS:
 Net investment
  income                          3.15%                 2.72%          3.11%          3.00%          3.06%
 Expenses                          .58%                 0.59%          0.60%          0.64%          0.66%


1. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS. IT IS CALCULATED ASSUMING SHARES ARE PURCHASED ON THE FIRST DAY AND SOLD ON THE LAST DAY OF EACH PERIOD REPORTED.

 COMMAND GOVERNMENT FUND (FISCAL YEARS ENDED 6-30)


PER SHARE OPERATING
PERFORMANCE                     2000                 1999          1998          1997           1996
 NET ASSET VALUE,
  BEGINNING OF YEAR              $1.00                $1.00         $1.00         $1.00          $1.00
 INCOME FROM
  INVESTMENT
  OPERATIONS:
 Net investment
  income and net
  realized gains                  .051                 .046          .051          .049           .050
 Dividends and
  distributions to
  shareholders                   (.051)               (.046)        (.051)        (.049)         (.050)
 Net asset value,
  end of year                    $1.00                $1.00         $1.00         $1.00          $1.00
 TOTAL RETURN(1)                 5.23%                4.74%         5.20%         4.97%          5.12%
--------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL
  DATA                            2000                 1999          1998          1997           1996
--------------------------------------------------------------------------------------------------------
 NET ASSETS, END OF
  YEAR (000)                  $687,364             $714,390      $608,727      $528,469       $487,485
 RATIOS TO AVERAGE
  NET ASSETS:
 Net investment
  income                         5.12%                4.63%         5.08%         4.84%          4.97%
 Expenses                         .58%                 .56%          .56%          .63%           .68%


1. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS. IT IS CALCULATED ASSUMING SHARES ARE PURCHASED ON THE FIRST DAY AND SOLD ON THE LAST DAY OF EACH PERIOD REPORTED.

-------------------------------------------------------------------
33

                 [This page has been left blank intentionally.]
-------------------------------------------------------------------
34  COMMAND FUNDS                                          [LOGO] (800) 225-1852

THE PRUDENTIAL MUTUAL FUND FAMILY
-------------------------------------


Prudential offers a broad range of mutual funds designed to meet your individual needs. For information about these funds, contact your financial adviser or call us at (800) 225-1852. Please read the applicable prospectus carefully before you invest or send money.


STOCK FUNDS
PRUDENTIAL EMERGING GROWTH FUND, INC.
PRUDENTIAL EQUITY FUND, INC.
PRUDENTIAL EQUITY INCOME FUND
PRUDENTIAL INDEX SERIES FUND
  PRUDENTIAL SMALL-CAP INDEX FUND
  PRUDENTIAL STOCK INDEX FUND
THE PRUDENTIAL INVESTMENT PORTFOLIOS, INC.
  PRUDENTIAL JENNISON GROWTH FUND

  PRUDENTIAL JENNISON EQUITY OPPORTUNITY FUND

PRUDENTIAL REAL ESTATE SECURITIES FUND
PRUDENTIAL SECTOR FUNDS, INC.
  PRUDENTIAL FINANCIAL SERVICES FUND
  PRUDENTIAL HEALTH SCIENCES FUND
  PRUDENTIAL TECHNOLOGY FUND

  PRUDENTIAL UTILITY FUND

PRUDENTIAL SMALL COMPANY VALUE FUND, INC.
PRUDENTIAL TAX-MANAGED FUNDS
  PRUDENTIAL TAX-MANAGED EQUITY FUND

PRUDENTIAL TAX-MANAGED SMALL-CAP FUND, INC.

PRUDENTIAL 20/20 FOCUS FUND
NICHOLAS-APPLEGATE FUND, INC.
  NICHOLAS-APPLEGATE GROWTH EQUITY FUND
TARGET FUNDS
  LARGE CAPITALIZATION GROWTH FUND
  LARGE CAPITALIZATION VALUE FUND
  SMALL CAPITALIZATION GROWTH FUND
  SMALL CAPITALIZATION VALUE FUND
ASSET ALLOCATION/BALANCED FUNDS
PRUDENTIAL BALANCED FUND
PRUDENTIAL DIVERSIFIED FUNDS
  CONSERVATIVE GROWTH FUND
  MODERATE GROWTH FUND
  HIGH GROWTH FUND
THE PRUDENTIAL INVESTMENT PORTFOLIOS, INC.
  PRUDENTIAL ACTIVE BALANCED FUND

GLOBAL FUNDS
GLOBAL STOCK FUNDS

PRUDENTIAL EUROPE GROWTH FUND, INC.

PRUDENTIAL INDEX SERIES FUND
  PRUDENTIAL EUROPE INDEX FUND
  PRUDENTIAL PACIFIC INDEX FUND
PRUDENTIAL NATURAL RESOURCES FUND, INC.
PRUDENTIAL PACIFIC GROWTH FUND, INC.
PRUDENTIAL WORLD FUND, INC.
  PRUDENTIAL GLOBAL GROWTH FUND
  PRUDENTIAL INTERNATIONAL VALUE FUND
  PRUDENTIAL JENNISON INTERNATIONAL GROWTH FUND
GLOBAL UTILITY FUND, INC.
TARGET FUNDS
  INTERNATIONAL EQUITY FUND

GLOBAL BOND FUNDS
PRUDENTIAL GLOBAL TOTAL RETURN FUND, INC.

PRUDENTIAL INTERNATIONAL BOND FUND, INC.



-------------------------------------------------------------------

THE PRUDENTIAL MUTUAL FUND FAMILY

------------------------------------------------


BOND FUNDS
TAXABLE BOND FUNDS

PRUDENTIAL GOVERNMENT INCOME FUND, INC.
PRUDENTIAL GOVERNMENT SECURITIES TRUST
  SHORT-INTERMEDIATE TERM SERIES
PRUDENTIAL HIGH YIELD FUND, INC.
PRUDENTIAL HIGH YIELD TOTAL RETURN FUND, INC.
PRUDENTIAL INDEX SERIES FUND
  PRUDENTIAL BOND MARKET INDEX FUND

PRUDENTIAL SHORT-TERM CORPORATE BOND FUND, INC.

  INCOME PORTFOLIO

PRUDENTIAL TOTAL RETURN BOND
  FUND, INC.

TARGET FUNDS
  TOTAL RETURN BOND FUND
TAX-EXEMPT BOND FUNDS
PRUDENTIAL CALIFORNIA MUNICIPAL FUND
  CALIFORNIA SERIES
  CALIFORNIA INCOME SERIES
PRUDENTIAL MUNICIPAL BOND FUND
  HIGH INCOME SERIES
  INSURED SERIES
PRUDENTIAL MUNICIPAL SERIES FUND
  FLORIDA SERIES
  MASSACHUSETTS SERIES
  NEW JERSEY SERIES
  NEW YORK SERIES
  NORTH CAROLINA SERIES
  OHIO SERIES
  PENNSYLVANIA SERIES
PRUDENTIAL NATIONAL MUNICIPALS FUND, INC.
MONEY MARKET FUNDS
TAXABLE MONEY MARKET FUNDS
CASH ACCUMULATION TRUST
  LIQUID ASSETS FUND
  NATIONAL MONEY MARKET FUND
PRUDENTIAL GOVERNMENT SECURITIES TRUST
  MONEY MARKET SERIES
  U.S. TREASURY MONEY MARKET SERIES
PRUDENTIAL SPECIAL MONEY MARKET FUND, INC.
  MONEY MARKET SERIES
PRUDENTIAL MONEYMART ASSETS, INC.
TAX-FREE MONEY MARKET FUNDS
PRUDENTIAL TAX-FREE MONEY FUND, INC.
PRUDENTIAL CALIFORNIA MUNICIPAL FUND
  CALIFORNIA MONEY MARKET SERIES
PRUDENTIAL MUNICIPAL SERIES FUND
  CONNECTICUT MONEY MARKET SERIES
  MASSACHUSETTS MONEY MARKET SERIES
  NEW JERSEY MONEY MARKET SERIES
  NEW YORK MONEY MARKET SERIES
COMMAND FUNDS
COMMAND MONEY FUND
COMMAND GOVERNMENT FUND
COMMAND TAX-FREE FUND
INSTITUTIONAL MONEY MARKET FUNDS
PRUDENTIAL INSTITUTIONAL LIQUIDITY PORTFOLIO, INC.
  INSTITUTIONAL MONEY MARKET SERIES

-------------------------------------------------------------------

36  COMMAND FUNDS                                          [LOGO] (800) 225-1852

FOR MORE INFORMATION


Please read this prospectus before you invest in a Fund and keep it for future reference. For information or shareholder questions contact

PRUDENTIAL MUTUAL FUND SERVICES LLC
P.O. BOX 8098
PHILADELPHIA, PA 19101
(800) 225-1852
(732) 482-7555 (Calling from outside the U.S.)



Outside Brokers should contact

PRUDENTIAL INVESTMENT MANAGEMENT
SERVICES LLC

P.O. BOX 15035
NEW BRUNSWICK, NJ 08906
(800) 778-8769


Visit Prudential's website at

http://www.prudential.com

Additional information about the Funds can be obtained without charge and can be found in the following documents

STATEMENT OF ADDITIONAL INFORMATION (SAI)
 (incorporated by reference into this prospectus)
ANNUAL REPORT
SEMI-ANNUAL REPORT


You can also obtain copies of Fund documents from the Securities and Exchange Commission as follows


BY MAIL
Securities and Exchange Commission
Public Reference Section
Washington, DC 20549-0102


BY ELECTRONIC REQUEST


publicinfo@sec.gov
 (The SEC charges a fee to copy documents.)


IN PERSON


Public Reference Room in
 Washington, DC
 (For hours of operation, call
 1-202-942-8090)


VIA THE INTERNET
on the EDGAR Database at
http://www.sec.gov



CUSIP Numbers                                                  NASDAQ Symbols



COMMAND Money Fund
20050F-10-3                                                          CDMXX



COMMAND Tax-Free Fund
20050R-10-7                                                          CDFXX



COMMAND Government Fund
20050D-10-8                                                          CGMXX



Investment Company Act File
Nos



COMMAND Money Fund
811-3253



COMMAND Tax-Free Fund
811-3252



COMMAND Government Fund
811-3251


[RECYCLED LOGO]
 Printed on Recycled Paper

                               COMMAND MONEY FUND
                             COMMAND TAX-FREE FUND
                            COMMAND GOVERNMENT FUND


                      Statement of Additional Information
                             dated August 31, 2000



    COMMAND Money Fund, COMMAND Tax-Free Fund and COMMAND Government Fund are open-end, diversified management investment companies (each, a Fund and collectively, the Funds). Shares of each Fund are available for purchase only by participants in the COMMAND-SM- Account and COMMAND Plus-SM- Account Programs (collectively, the COMMAND program) which are available through Prudential Securities Incorporated, and participants in the Prudential BusinessEdge-SM-Account Program (the BusinessEdge program), which is available through either Prudential Securities Incorporated or Pruco Securities Corporation.



    The investment objective of COMMAND Money Fund is high current income, preservation of capital and maintenance of liquidity. The investment objective of COMMAND Tax-Free Fund is high current income that is exempt from federal income taxes, consistent with the maintenance of liquidity and preservation of capital. The investment objective of COMMAND Government Fund is high current income, preservation of capital and maintenance of liquidity. There can be no assurance that any Fund's investment objective will be achieved. See "How the Funds Invest" in the Prospectus and "Description of the Funds, Their Investments and Risks" below.


    The Funds' address is Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077 and their telephone number is (800) 225-1852.


    This Statement of Additional Information sets forth information about each of the Funds. In sections that refer to a particular Fund, "the Fund", 'we", "us" or "our" refers to that particular Fund. This Statement of Additional Information is not a prospectus and should be read in conjunction with the combined Prospectus of the Funds, dated August 31, 2000, a copy of which may be obtained from the Funds upon request.



    Investors should be aware that the COMMAND Program and the BusinessEdge Program accounts are not bank accounts. As with any investment in securities, the value of a participant's investment in the COMMAND Program or the BusinessEdge Program will fluctuate.


                               TABLE OF CONTENTS


                                                                           PAGE
                                                                          ------
The Funds' History......................................................     B-2
Description of the Funds, Their Investments and Risks...................     B-2
Investment Restrictions.................................................     B-7
Management of the Funds.................................................    B-10
Control Persons and Principal Holders of Securities.....................    B-13
Investment Advisory and Other Services..................................    B-13
Brokerage Allocation and Other Practices................................    B-17
Securities and Organization.............................................    B-18
Purchase and Redemption of Fund Shares..................................    B-19
Net Asset Value.........................................................    B-20
Taxes, Dividends and Distributions......................................    B-20
Calculation of Yield....................................................    B-22
Issuance of Fund Shares for Securities..................................    B-23
Description of Securities Ratings.......................................    B-23
Financial Statements - COMMAND Money Fund...............................    B-26
Report of Independent Accountants.......................................    B-40
Financial Statements - COMMAND Tax-Free Fund............................    B-41
Report of Independent Accountants.......................................    B-60
Financial Statements - COMMAND Government Fund..........................    B-61
Report of Independent Accountants.......................................    B-70
Appendix I - General Investment Information.............................     I-1



CFSAI

                               THE FUNDS' HISTORY

    Each of the Funds was organized under the laws of Massachusetts on June 5, 1981, as an unincorporated business trust.

             DESCRIPTION OF THE FUNDS, THEIR INVESTMENTS AND RISKS


(a) CLASSIFICATION. Each Fund is an open-end, diversified management investment company.


(b) INVESTMENT STRATEGIES AND RISKS.


    The investment objective of COMMAND Money Fund is high current income, preservation of capital and maintenance of liquidity. The investment objective of COMMAND Tax-Free Fund is high current income that is exempt from federal income taxes, consistent with the maintenance of liquidity and preservation of capital. The investment objective of COMMAND Government Fund is high current income, preservation of capital and maintenance of liquidity. There can be no assurance that any Fund's investment objective will be achieved. While the principal investment policies and strategies for seeking to achieve each Fund's objective are described in the Prospectus, a Fund may from time to time also utilize the securities, instruments, policies and strategies described below in seeking to achieve its objective. A Fund may not be successful in achieving its objective and you may lose money.


MUNICIPAL DEBT OBLIGATIONS (COMMAND TAX-FREE FUND)

    COMMAND Tax-Free Fund may purchase municipal debt obligations which include, but are not limited to, those described below. The Fund intends to invest in securities that are currently available, or which may be developed in the future, and are appropriate to allow the Fund's investment adviser to pursue the Fund's investment objectives.

    MUNICIPAL BONDS. Municipal Bonds may be general obligation or revenue bonds.

    General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. Municipal Bonds are generally issued to obtain funds for various public purposes, including construction of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. They may also be issued to refund outstanding obligations, to meet general operating expenses or to obtain funds to lend to other public institutions and facilities.

    Revenue bonds are payable from the revenues derived from a particular facility or class of facilities or from the proceeds of a special excise tax or other specific revenue source but not from the general taxing power. Some municipal revenue bonds also include bonds issued through or on behalf of public authorities in order to obtain funds with which to provide privately operated housing facilities, sports facilities, pollution control facilities, convention or trade show facilities, industrial, port or parking facilities and facilities for water supply, gas, electricity or waste disposal. The bonds typically are revenue bonds and generally do not carry the pledge of the issuing authority's credit.

    MUNICIPAL NOTES. Municipal Notes are short-term obligations generally with a maturity, at the time of issuance, ranging from six months to three years. The principal types of Municipal Notes include tax anticipation notes, bond anticipation notes and revenue anticipation notes. Municipal Notes sold in anticipation of collection of taxes, a bond sale, or receipt of other revenues, are usually general obligations of the issuing municipality or agency.


    Municipal Notes also include tax-exempt or municipal commercial paper, which is likely to be issued to meet seasonal working capital needs of a municipality or interim construction financing and to be paid from general revenues of the municipality or refinanced with long-term debt. In most cases, municipal commercial paper may be backed by letters of credit, lines of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions.


    The Fund may invest up to 20% of its net assets in Municipal Bonds and Municipal Notes, the interest on which would be a preference item for purposes of the federal alternative minimum tax.

    The Fund will treat an investment in a municipal security refunded with escrowed U.S. Government securities as U.S. Government securities for purposes of the diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the Investment Company Act).



    MUNICIPAL ASSET BACKED SECURITIES. The Fund may purchase municipal asset backed securities. These securities are debt obligations, often issued through a trust or other investment vehicles that are backed by municipal debt obligations and accompanied by a liquidity facility to comply with Rule 2a-7. These trusts or other investment vehicles represent investment companies. The Fund's investment in securities of such issuers are subject to limitations imposed by the Investment Company Act. The Fund may not invest more than 10% of its assets in all such entities and may not acquire more than 3% of the voting securities of any single such entity.



BANK OBLIGATIONS (COMMAND MONEY FUND)


    The COMMAND Money Fund may invest in obligations (including time deposits, certificates of deposit and bankers acceptances) of commercial banks, savings banks and savings and loan associations having, at the time of investment, total assets of $1 billion or more. The COMMAND Money Fund may invest in U.S. dollar-denominated obligations of domestic banks, foreign branches of U.S. banks, foreign banks and U.S. and foreign branches of foreign banks and instruments secured by such obligations. The COMMAND Money Fund may invest more than 25% of its total assets in money market instruments of domestic banks (including U.S. branches of foreign banks that are subject to the same regulation as U.S. banks and foreign branches of domestic banks, provided the domestic bank is unconditionally liable in the event of the failure of the foreign branch to make payment on its instruments for any reason).


OBLIGATIONS ISSUED OR GUARANTEED BY THE U.S. GOVERNMENT, ITS AGENCIES AND INSTRUMENTALITIES (COMMAND MONEY FUND AND COMMAND GOVERNMENT FUND)


    Obligations issued or guaranteed as to principal and interest by the U.S. Government may be acquired by COMMAND Money Fund and COMMAND Government Fund in the form of custodial receipts that evidence ownership of future interest payments, principal payments or both on certain United States Treasury notes or bonds. Such notes and bonds are held in custody by a bank on behalf of the owners. These custodial receipts are known by various names, including "Treasury Receipts," "Treasury Investment Growth Receipts" (TIGRs) and "Certificates of Accrual on Treasury Securities" (CATS).

    The Funds may also invest in Treasury Inflation Protected Securities, known as "TIPS," if these securities are deemed to comply with the requirements of Rule 2a-7.


OTHER INVESTMENTS (APPLICABLE TO THE COMMAND GOVERNMENT FUND)


    The COMMAND Government Fund may also invest in obligations of the International Bank for Reconstruction and Development (World Bank), which is not a U.S. Government agency or instrumentality. World Bank obligations are supported by appropriated but unpaid commitments of its member countries. There is no assurance that these commitments will be honored in the future.

FLOATING RATE AND VARIABLE RATE SECURITIES


    Each Fund may purchase "floating rate" and "variable rate" securities. Investments in floating or variable rate securities normally will involve securities which provide a rate that is set as a spread to a designated base rate or index rate, such as rates on Treasury bills or LIBOR (London Interbank Offered Rate) index, and, in some cases, that the purchaser can demand payment of the obligation at specified intervals or after a specified notice period (in each case a period of less than thirteen months) at par plus accrued interest. Variable rate securities provide for a specified periodic adjustment in the interest rate, while floating rate securities have an interest rate which changes whenever there is a change in the designated base rate or index rate.


DEMAND FEATURES AND/OR GUARANTEES

    Each Fund may purchase securities subject to demand features and/or guarantees. A demand feature supporting a money market fund instrument can be relied upon in a number of respects. First, the demand feature can be relied upon to SHORTEN THE MATURITY of the underlying instrument. Second, the demand feature, if unconditional, can be used to EVALUATE THE CREDIT QUALITY of the underlying security. This means that the credit quality of the underlying security can be based solely on the credit quality of the unconditional demand feature supporting that security.

    A GUARANTEE is a form of unconditional credit support that may include, for example, bond insurance, a letter of credit, and an unconditional demand feature. A Fund holding a security subject to a guarantee may determine the credit quality of the underlying security solely on the basis of the credit quality of the supporting guarantee.


    Each Fund may invest in securities directly issued by, or supported by, a demand feature provider or guarantor. Rule 2a-7 under the Investment Company Act currently limits each Fund's investment in demand features and guarantees that are "second tier securities" under the Rule; that is, those securities that are rated in the second highest category by a specified number of rating organizations. Specifically, Rule 2a-7 provides that a money market fund cannot invest more than 5% of its total assets in securities directly issued by or supported by second tier demand features or guarantees that are issued by the same entity. Each Fund is limited to invest no more than 5% of its total assets in second tier securities, with no more than 1% of its total assets or one million dollars, whichever is greater, in any single second tier issuer. If the limitations described in Rule 2a-7 are changed, each of the Funds will comply with the amended limitation.


LENDING OF SECURITIES (COMMAND MONEY FUND AND COMMAND GOVERNMENT FUND)


    Consistent with applicable regulatory requirements, COMMAND Money Fund and COMMAND Government Fund may lend its portfolio securities to brokers, dealers and financial institutions, provided that outstanding loans of each Fund do not exceed in the aggregate 10% of the value of the respective Fund's total assets and provided that such loans are callable at any time by such Fund and are at all times secured by cash or U.S. Government securities that are equal to at least the market value, determined daily, of the loaned securities. The advantage of such loans is that a Fund continues to receive payments in lieu of the interest on the loaned securities, while at the same time earning interest either directly from the borrower or on the cash collateral which will be invested in short-term obligations. Any voting rights, or rights to consent, relating to the securities loaned pass to the borrower. However, if a material event affecting the investment occurs, such loans will be called so securities may be voted by one or more of the Fund, as applicable.



    A loan may be terminated by the borrower on one business day's notice or by a Fund at any time. If the borrower fails to maintain the requisite amount of collateral, the loan automatically terminates, and the Fund could use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over the value of the collateral. As with any extensions of credit, there are risks of delay in recovery and in some cases loss of rights in the collateral should the borrower of the securities fail financially. However, these loans of portfolio securities will only be made to firms determined to be creditworthy pursuant to procedures approved by the Board of Trustees of the applicable Fund. On termination of the loan, the borrower is required to return the securities to the Fund, and any gain or loss in the market price during the loan would inure to that Fund.


    Each Fund will pay reasonable finders', administrative and custodial fees in connection with a loan of its securities or may share the interest earned on collateral with the borrower.

ILLIQUID SECURITIES

    Each of the Funds may not hold more than 10% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale and repurchase agreements which have a maturity of longer than seven days. If a Fund were to exceed this limit, the Fund's investment adviser would take reasonable measures to reduce the Fund's holdings in illiquid securities to no more than 10% of its net assets within seven days, including the sale of such securities. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (Securities Act), securities which are otherwise not readily marketable securities having a demand feature of longer than seven days, and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions. A mutual fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

    However, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such securities.


    Rule 144A under the Securities Act allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers.



    Restricted securities eligible for resale pursuant to Rule 144A under the Securities Act and commercial paper for which there is a readily available market will not be deemed to be illiquid under procedures established by the Board of Trustees. The investment adviser will monitor the liquidity of such restricted securities subject to the supervision of the Board of Trustees. In reaching liquidity decisions, the investment adviser will consider, inter alia, the following factors: (1) the frequency of trades and quotes for the security;
(2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer). In addition, in order for commercial paper that is issued in reliance on Section 4(2) of the Securities Act to be considered liquid, (i) it must be rated in one of the two highest rating categories by at least two nationally recognized statistical rating organizations (NRSRO), or if only one NRSRO rates the securities, by that NRSRO, or, if unrated, be of comparable quality in the view of the investment adviser; and (ii) it must not be "traded flat" (i.e., without accrued interest) or in default as to principal or interest. Repurchase agreements and variable rate demand obligations (VRDOs) subject to a demand right are deemed to have a maturity equal to the notice period.


BORROWING

    COMMAND Money Fund and COMMAND Government Fund may each borrow (including through entering reverse repurchase agreements) up to 20% of the value of its total assets (computed at the time the loan is made) from banks for temporary, extraordinary or emergency purposes. COMMAND Tax-Free Fund may borrow (including through entering reverse repurchase agreements) up to 5% of the value of its total assets (computed at the time the loan is made) from banks for temporary, extraordinary or emergency purposes. A Fund will not purchase portfolio securities if its borrowings (other than permissible securities loans) exceed 5% of its total assets.

REPURCHASE AGREEMENTS


    Each Fund may purchase securities and concurrently enter into "repurchase agreements" with the seller, pursuant to which the seller agrees to repurchase such securities at a specified price within a specified time (generally seven days or less). The repurchase agreements provide that the Fund will sell the underlying instruments back to the dealer or the bank at the specified price and at a fixed time in the future, usually not more than seven days from the date of purchase. The difference between the purchase price and the resale price represents the interest earned by the Fund, which is unrelated to the coupon rate or maturity of the purchased security. Repurchase agreements will at all times be fully collateralized in an amount at least equal to the resale price which, in the case of COMMAND Government Fund and COMMAND Money Fund, will be U.S. Government obligations. Such collateral will be held by the Fund's Custodian or a sub-custodian in a tri-party repurchase agreement, either physically or in a book-entry account.



    A Fund will enter into repurchase transactions only with parties which meet creditworthiness standards approved by the Fund's Board of Trustees. Each Fund's investment adviser monitors the creditworthiness of such parties under the general supervision of the Board of Trustees. In the event of a default or bankruptcy by a seller, the Fund will promptly seek to liquidate the collateral. To the extent that the proceeds upon sale of such collateral upon a default in the obligation to repurchase are less than the resale price, the Fund will suffer a loss if the financial institution that is a party to the repurchase agreement petitions for bankruptcy or becomes subject to the U.S. Bankruptcy Code because the law regarding the rights of a Fund is unsettled. As a result, under these circumstances, there may be a restriction on the Fund's ability to sell the collateral, and the Fund could suffer a loss.

    Each Fund may participate in a joint trading account with other investment companies managed by Prudential Investments Fund Management LLC (PIFM or the Manager) pursuant to an order of the Securities and Exchange Commission (SEC). The order allows the Fund, along with other investment companies managed by PIFM, to jointly engage in repurchase agreement transactions. Pursuant to the order, on a daily basis, any uninvested cash balances of a Fund may be aggregated with those of such other investment companies and invested in one or more repurchase agreements. Each Fund participates in the income earned or accrued in the joint account based on the percentage of its investment. In connection with transactions in repurchase agreements with U.S. financial institutions, it is each Fund's policy that its custodian or designated sub-custodians, as the case may be, under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which equals or exceeds the resale price of the agreement. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.


REVERSE REPURCHASE AGREEMENTS


    Reverse repurchase agreements have the characteristics of borrowing and involve the sale of securities held by a Fund with an agreement to repurchase the securities at a specified price, date and interest payment. Each Fund intends only to use the reverse repurchase technique when it will be to its advantage to do so. These transactions are only advantageous if the Fund has an opportunity to earn a greater rate of interest on the cash derived from the transaction than the interest cost of obtaining that cash. A Fund may be unable to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid. The use of reverse repurchase agreements may exaggerate any increase or decrease in the value of the Fund's portfolio. The Fund's Custodian will maintain in a segregated account cash or other liquid assets maturing not later than the expiration of the reverse repurchase agreements having a value equal to or greater than such commitments.


PUTS


    The COMMAND Tax-Free Fund may purchase Municipal Bonds or Municipal Notes together with the right to resell the Bonds or Notes at an agreed-upon price or yield within a specified period prior to the maturity date of the Bonds or Notes. Similarly, the COMMAND Government Fund and the COMMAND Money Fund may purchase securities together with the right to resell the securities at an agreed-upon price or yield within a specified period prior to the maturity date of the security. Such a right to resell is commonly known as a "put," and the aggregate price which the COMMAND Tax-Free Fund pays for Municipal Bonds or Municipal Notes with puts and which the COMMAND Government Fund and the COMMAND Money Fund pay for securities with puts may be higher than the price which otherwise would be paid for the Bonds or Notes or securities, as the case may be. Consistent with the investment objectives of each Fund and subject to the supervision of the Trustees, the purpose of this practice is to permit each Fund to be fully invested while preserving the necessary liquidity to meet unusually large redemptions and to purchase at a later date securities other than those subject to the put. Puts may be exercised prior to the expiration date in order to fund obligations to purchase other securities or to meet redemption requests. These obligations may arise during periods in which proceeds from sales of each Fund's shares and from recent sales of portfolio securities are insufficient to meet such obligations or when the funds available are otherwise allocated for investment. In addition, puts may be exercised prior to the expiration date in the event the investment adviser revises its evaluation of the creditworthiness of the issuer of the underlying security. In determining whether to exercise puts prior to their expiration date and in selecting which puts to exercise in such circumstances, the investment adviser considers, among other things, the amount of cash available to each Fund, the expiration dates of the available puts, any future commitments for securities purchases, the yield, quality and maturity dates of the underlying securities, alternative investment opportunities and the desirability of retaining the underlying securities in each Fund's portfolio.


    Each Fund values instruments which are subject to puts at amortized cost; no value is assigned to the put. The cost of the put is carried as an unrealized loss from the time of purchase until it is exercised or expires.

    Since the value of the put is dependent on the ability of the put writer to meet its obligation to repurchase, each Fund's policy is to enter into put transactions only with such brokers, dealers or financial institutions which present minimal credit risks. There is a credit risk associated with the purchase of puts in that the broker, dealer or financial institution might default on its obligation to repurchase an underlying security. In the event such a default should occur, each Fund is unable to predict whether all or any portion of any loss sustained could subsequently be recovered from the broker, dealer or financial institution.

    The COMMAND Tax-Free Fund has received an exemptive order from the SEC which permits the Fund to purchase puts from broker-dealers.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES


    Each Fund may purchase securities on a "when-issued" or "delayed delivery" basis. When-issued or delayed delivery transactions arise when securities are purchased or sold by a Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. Each Fund will limit such purchases to those which the date of delivery and payment falls within 90 days of the date of the commitment. A Fund will make commitments to purchase such when-issued securities only with the intention of actually acquiring the securities. The Funds' Custodian will segregate cash or other liquid assets having a value equal to or greater than a Fund's purchase commitments. If a Fund chooses to dispose of the when-issued security prior to its receipt of, and payment for, the security, it could, as with the disposition of any other portfolio security, incur a gain or loss due to market fluctuations. The securities so purchased are subject to market fluctuation and no interest accrues to the purchaser during the period between purchase and settlement.


                            INVESTMENT RESTRICTIONS

    The following restrictions are fundamental policies. Fundamental policies are those which cannot be changed without the approval of the holders of a majority of the outstanding voting securities of a Fund. A "majority of the outstanding voting securities," when used in this Statement of Additional Information, means the lesser of (i) 67% of the voting shares represented at a meeting at which more than 50% of the outstanding voting shares are present in person or represented by proxy or (ii) more than 50% of the outstanding voting shares.

COMMAND MONEY FUND

    The investment restrictions of the COMMAND Money Fund provide that the Fund may not:

     1. Borrow money, except from banks for temporary or emergency purposes, including the meeting of redemption requests, which might otherwise require the untimely disposition of securities, and borrowing in the aggregate may not exceed 20%, and borrowing for purposes other than meeting redemptions may not exceed 5%, of the value of the COMMAND Money Fund's total assets (including the amount borrowed) less liabilities (not including the amount borrowed) at the time the borrowing is made, except that these borrowing restrictions do not apply to reverse repurchase agreements. The COMMAND Money Fund will not purchase securities while borrowings are outstanding;

     2. Make loans to others, except through the purchase of debt obligations, repurchase agreements and loans of portfolio securities limited to 10% of the value of the COMMAND Money Fund's total assets;

     3. Purchase or sell real estate or real estate mortgage loans; however, the COMMAND Money Fund may purchase marketable securities issued by companies which invest in real estate or interests therein;

     4. Purchase securities on margin or sell short;

     5. Pledge, hypothecate, mortgage or otherwise encumber its assets, except in an amount up to 10% of the value of its net assets but only to secure permitted borrowings of money;

     6. Issue senior securities as defined in the Investment Company Act except insofar as the COMMAND Money Fund may be deemed to have issued a senior security by reason of (a) entering into any repurchase agreement or reverse repurchase agreement; (b) permitted borrowings of money; or (c) purchasing securities on a when-issued or delayed delivery basis;

     7. Purchase or sell commodities or commodity futures contracts, or oil, gas, or mineral exploration or development programs;

     8. Underwrite securities of other issuers;

     9. Purchase the securities of any other investment company, except in connection with a merger, consolidation, reorganization or acquisition of assets;

    10. Purchase securities of any issuer for the purpose of exercising control or management;

    11. Purchase any securities, other than obligations of the U.S. Government, its agencies or instrumentalities, if, as a result, with respect to 75% of the value of the COMMAND Money Fund's total assets, more than 5% of the value of the COMMAND Money Fund's total assets would be invested in the securities of a single issuer;

    12. Purchase any securities (other than obligations of the U.S. Government, its agencies and instrumentalities) if as a result 25% or more of the value of the COMMAND Money Fund's total assets (determined at the time of investment) would be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that there is no limitation with respect to money market instruments of domestic banks. For purposes of this exception, domestic banks shall include all banks which are organized under the laws of the United States or a state (as defined in the Investment Company Act), U.S. branches of foreign banks that are subject to the same regulations as U.S. banks and foreign branches of domestic banks (as permitted by SEC regulation); and

    13. Enter into reverse repurchase agreements if, as a result thereof, the COMMAND Money Fund's obligations with respect to reverse repurchase agreements would exceed one-third of the COMMAND Money Fund's net assets (defined to be total assets, taken at market value, less liabilities other than reverse repurchase agreements).


    For purposes of investment limitation number 11, the COMMAND Money Funds' compliance with the diversification requirements of Rule 2a-7 under the Investment Company Act is deemed to constitute compliance with the stated diversification restriction, which reflects the requirements of Section 5(b)(1) of the Investment Company Act.


    Whenever any fundamental investment policy or investment restriction states a maximum percentage of the Fund's assets, it is intended that if the percentage limitation is met at the time the investment is made, a later change in percentage resulting from changing total or net asset values will not be considered a violation of such policy. However, in the event that the Fund's asset coverage for borrowings falls below 300%, the Fund will take action within three days to reduce its borrowings, as required by applicable law. Loans of portfolio securities and reverse repurchase agreements will not cumulatively exceed one-third of the Fund's net assets.

COMMAND TAX-FREE FUND

    The investment restrictions of the COMMAND Tax-Free Fund provide that the Fund may not:

     1. With respect to 75% of its total assets, invest more than 5% of the value of its total assets in the securities of a single issuer (other than obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities or secured by such obligations);

     2. Concentrate more than 25% of its total assets in securities of governmental units located in any one state, territory or possession of the United States. The COMMAND Tax-Free Fund may invest more than 25% of its total assets in industrial development and pollution control obligations whether or not the users of facilities financed by such obligations are in the same industry;

     3. Make short sales of securities;

     4. Purchase securities on margin, except for such short-term credits as are necessary for the clearance of transactions;

     5. Issue senior securities, except by purchasing securities on a when-issued or delayed delivery basis, or borrow money, except that the COMMAND Tax-Free Fund may borrow for temporary purposes in amounts not exceeding 5% of the market or other fair value (taken at the lower of cost or current value) of its total assets (not including the amount borrowed). Any such borrowings will be made only from banks. The COMMAND Tax-Free Fund would maintain, in a segregated account with its custodian, liquid assets equal in value to the amount owed. The COMMAND Tax-Free Fund will not purchase securities while borrowings are outstanding;

     6. Pledge its assets or assign or otherwise encumber them in excess of 10% of its net assets (taken at market or other fair value at the time of pledging) and then only to secure permitted borrowings of money;

     7. Engage in the underwriting of securities;

     8. Purchase or sell real estate or real estate mortgage loans, although it may purchase Municipal Bonds or Notes secured by interests in real estate;

     9. Make loans of money or securities. The purchase of a portion of an issue of publicly distributed debt securities is not considered the making of a loan;

    10. Invest in securities of other investment companies, except by purchases in the open market involving only customary brokerage commissions and as a result of which not more than 10% of its total assets (determined at the time of investment) would be invested in such securities, or except as part of a merger, consolidation, or acquisition;

    11. Invest for the purpose of exercising control or management of another company;

    12. Write, purchase or sell puts, calls, or combinations thereof, except that it may obtain rights to resell Municipal Bonds and Notes, as set forth in the Prospectus and/or in this Statement of Additional Information;

    13. Purchase industrial revenue bonds if, as a result of such purchase, more than 5% of total COMMAND Tax-Free Fund assets would be invested in industrial revenue bonds where payment of principal and interest are the responsibility of companies with less than three years of operating history; and

    14. Purchase or sell commodities or commodity futures contracts, or oil, gas, or mineral exploration or development programs.


    For purposes of investment limitation number 1, the COMMAND Tax-Free Funds' compliance with the diversification requirements of Rule 2a-7 under the Investment Company Act is deemed to constitute compliance with the stated diversification restriction, which reflects the requirements of Section 5(b)(1) of the Investment Company Act.


    The COMMAND Tax-Free Fund has reserved freedom to invest more than 25% of its total assets in industrial development and pollution control obligations whether or not the users of facilities financed by such obligations are in the same industry. See Investment Restriction No. 2. The COMMAND Tax-Free Fund, however, will not invest more than 25% of the value of its assets in obligations of private (I.E., non-governmental) issuers in the same industry.

    Whenever any fundamental investment policy or investment restriction states a maximum percentage of the Fund's assets, it is intended that if the percentage limitation is met at the time the investment is made, a later change in percentage resulting from changing total or net asset values will not be considered a violation of such policy. However, in the event that the Fund's asset coverage for borrowings falls below 300%, the Fund will take action within three days to reduce its borrowings, as required by applicable law.

COMMAND GOVERNMENT FUND

    The investment restrictions of the COMMAND Government Fund provide that the Fund may not:

     1. Borrow money, except from banks for temporary or emergency purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities; borrowing in the aggregate may not exceed 20%, and borrowing for purposes other than meeting redemptions may not exceed 5%, of the value of the COMMAND Government Fund's total assets (including the amount borrowed), less liabilities (not including the amount borrowed) at the time the borrowing is made; the COMMAND Government Fund will not purchase securities while borrowings are outstanding;

     2. Pledge, hypothecate, mortgage or otherwise encumber its assets, except in an amount up to 10% of the value of its net assets but only to secure permitted borrowings of money;

     3. Make loans to others, except through the purchase of the debt obligations and repurchase agreements and loans of portfolio securities referred to under "How the Funds Invest--Other Investments." Loans of portfolio securities will be limited to 10% of the value of the Government Fund's total assets and will be made according to guidelines established by the Trustees, including maintenance of collateral of the borrower equal at all times to the current market value of the securities loaned;

     4. Purchase or sell real estate or real estate mortgage loans;

     5. Purchase securities on margin or sell short;

     6. Purchase or sell commodities or commodity futures contracts, or oil, gas, or mineral exploration or development programs;

     7. Underwrite securities of other issuers;

     8. Purchase the securities of any other investment company, except in connection with a merger, consolidation, reorganization or acquisition of assets; and

     9. Issue senior securities as defined in the Investment Company Act except insofar as the COMMAND Government Fund may be deemed to have issued a senior security by reason of: (a) entering into any repurchase agreement;
(b) permitted borrowings of money; or (c) purchasing securities on a when-issued or delayed delivery basis.

    Whenever any fundamental investment policy or investment restriction states a maximum percentage of the Fund's assets, it is intended that if the percentage limitation is met at the time investment is made, a later change in percentage resulting from changing total or net asset values will not be considered a violation of such policy. However, in the event that a Fund's asset coverage for borrowings falls below 300%, the Fund will take action to reduce its borrowings within three days, as required by applicable law. Loans of portfolio securities will not cumulatively exceed one-third of the Fund's net assets.


                            MANAGEMENT OF THE FUNDS


(a) TRUSTEES

    Each Fund has Trustees who, in addition to overseeing the actions of each Fund's Manager, Subadviser, and Distributor, decide upon matters of general policy.

    The Trustees also review the actions of the officers of each Fund, who conduct and supervise the daily business operations of the Fund.

(b) MANAGEMENT INFORMATION-TRUSTEES AND OFFICERS


                                  POSITION
                                  WITH THE                   PRINCIPAL OCCUPATIONS
NAME, ADDRESS AND AGE (1)           TRUST                    AND OTHER AFFILIATIONS
------------------------------  -------------  --------------------------------------------------
Delayne Dedrick Gold (61)       Trustee        Marketing and Management Consultant.
*Robert F. Gunia (53)           Trustee and    Executive Vice President and Chief Administrative
                                Vice           Officer (since June 1999) of Prudential
                                President      Investments; Corporate Vice President (since
                                               September 1997) of the Prudential Insurance
                                               Company of America (Prudential); Executive Vice
                                               President and Treasurer (since December 1996) of
                                               Prudential Investments Fund Management LLC (PIFM);
                                               President (since April 1999) of Prudential
                                               Investment Management Services LLC (PIMS);
                                               formerly Senior Vice President (March 1987-May
                                               1999) of Prudential Securities Incorporated
                                               (Prudential Securities); formerly Chief
                                               Administrative Officer (July 1990-September 1996),
                                               Director (January 1989-September 1996), and
                                               Executive Vice President, Treasurer and Chief
                                               Financial Officer (June 1987-September 1996) of
                                               Prudential Mutual Fund Management, Inc. (PMF).

                                  POSITION
                                  WITH THE                   PRINCIPAL OCCUPATIONS
NAME, ADDRESS AND AGE (1)           TRUST                    AND OTHER AFFILIATIONS
------------------------------  -------------  --------------------------------------------------
Robert E. LaBlanc (65)          Trustee        President (since 1981) of Robert E. LaBlanc
                                               Associates, Inc. (telecommunications); formerly
                                               General Partner at Salomon Brothers; and
                                               Vice-Chairman of Continental Telecom; Director of
                                               Storage Technology Corporation, Titan Corporation,
                                               Salient 3 Communications, Inc. and Tribune
                                               Company; and Trustee of Manhattan College.
*David R. Odenath, Jr. (43)     Trustee        Officer in Charge, President, Chief Executive
                                               Officer and Chief Operating Officer (since June
                                               1999) of PIFM; Senior Vice President (since June
                                               1999) of Prudential; Senior Vice President (August
                                               1993 - May 1999) of PaineWebber Group, Inc.
Robin B. Smith (60)             Trustee        Chairman and Chief Executive Officer (since
                                               August 1996) of Publishers Clearing House;
                                               formerly President and Chief Executive Officer
                                               (January 1988-August 1996) and President and Chief
                                               Operating Officer (September 1981-December 1988)
                                               of Publishers Clearing House; Director of
                                               BellSouth Corporation, Texaco Inc., Springs
                                               Industries Inc., and Kmart Corporation.
Langdon R. Stevenson (65)       Trustee        Independent Contractor to the American Birding
                                               Association; Director, Point Reyes Bird
                                               Observatory; former Treasurer and Development
                                               Director of American Birding Association Inc.;
                                               faculty member (economics and history) Hackley
                                               School, Tarrytown, New York; Senior Vice President
                                               (1985-1989) and Director (1978-1986) of Prudential
                                               Securities; President of P-B Trade Finance Ltd.
                                               (1985-1987).
Stephen Stoneburn (56)          Trustee        President and Chief Executive Officer (since
                                               June 1996) of Quadrant Media Corp. (a publishing
                                               company); formerly President
                                               (June 1995-June 1996) of Argus Integrated
                                               Media, Inc.; Senior Vice President and Managing
                                               Director (January 1993-1995) of Cowles Business
                                               Media; Senior Vice President (January 1991-1992)
                                               and Publishing Vice President
                                               (May 1989-December 1990) of Gralla Publications (a
                                               division of United Newspapers, U.K.); and Senior
                                               Vice President of Fairchild Publications, Inc.
*John R. Strangfeld (46)        Trustee and    Chief Executive Officer, Chairman, President and
                                President      Director of The Prudential Investment Corporation
                                               (since January 1990); Executive Vice President of
                                               the Prudential Global Asset Management Group of
                                               Prudential (since February of 1998); Chairman of
                                               Pricoa Capital Group (since August 1989); Chief
                                               Executive Officer of Private Asset Management
                                               Group of Prudential
                                               (November 1994-December 1998).
Nancy H. Teeters (70)           Trustee        Economist; formerly Director of Inland Steel
                                               Industries (July 1989-1999); formerly, Vice
                                               President and Chief Economist (July 1984-July
                                               1990) of International Business Machines
                                               Corporation; formerly, Governor of Federal Reserve
                                               System (1978-1984).
Clay T. Whitehead (61)          Trustee        President (since May 1983) of National Exchange
                                               Inc. (new business development firm).

                                  POSITION
                                  WITH THE                   PRINCIPAL OCCUPATIONS
NAME, ADDRESS AND AGE (1)           TRUST                    AND OTHER AFFILIATIONS
------------------------------  -------------  --------------------------------------------------
Robert C. Rosselot (40)         Secretary      Assistant General Counsel (since September 1997)
                                               of PIFM; formerly, partner with the law firm of
                                               Howard & Howard, Bloomfield Hills, Michigan
                                               (December 1995-September 1997) and Corporate
                                               Counsel (September 1990-December 1995) of
                                               Federated Investors.
Grace C. Torres (41)            Treasurer and  First Vice President (since December 1996) of
                                Principal      PIFM; First Vice President (since March 1994) of
                                Financial and  Prudential Securities; formerly First Vice
                                Accounting     President (March 1994-September 1996) of
                                Officer        Prudential Mutual Fund Management, Inc. and Vice
                                               President (July 1989-March 1994) of Bankers Trust
                                               Corporation.


------------
(1) Unless otherwise noted, the address for each of the above persons is c/o Prudential Investments Fund Management LLC, Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077.


* "Interested" Trustee of the Funds, as defined in the Investment Company Act of 1940.



    Trustees and officers of the Funds are also trustees, directors and officers of some or all of the other investment companies distributed by PIMS.



    The Trustees have adopted a retirement policy which calls for the retirement of Trustees on December 31 of the year in which they reach the age of 75.



    Pursuant to the Management Agreements with each Fund, the Manager pays all compensation of officers and employees of the Fund, as well as the fees and expenses of all Trustees of the Fund, who are affiliated persons of the Manager.



    Each Fund pays each of its Trustees who is not an affiliated person of PIFM or the Funds' Subadviser annual compensation as follows: COMMAND Money Fund:
$11,714, COMMAND Tax-Free Fund: $3,171 and COMMAND Government Fund: $2,657, in addition to certain out-of-pocket expenses. Trustees who serve on Fund Committees may receive additional compensation. The amount of annual compensation paid to each Trustee may change as a result of the introduction of additional funds upon whose boards the Trustee may be asked to serve.



    Trustees may receive their Trustee's fees pursuant to a deferred fee agreement with the Funds. Under the terms of the agreement, each Fund accrues daily the amount of such Trustee's fees in installments which accrue interest at a rate equivalent to the prevailing rate applicable to 90-day U.S. Treasury Bills at the beginning of each calendar quarter or pursuant to an SEC exemptive order, at the daily rate of return of the Fund (the Fund Rate). Each Fund's obligation to make payments of deferred Trustees' fees, together with interest thereon, is a general obligation of the Fund.



    The following table sets forth the aggregate compensation paid by the Funds to the Trustees who are not affiliated with the Manager for the fiscal year ended June 30, 2000, and the aggregate compensation paid to such Trustees for service on the Funds' Boards and that of all other funds managed by PIFM (Fund Complex) for the calendar year ended December 31, 1999.

                               COMPENSATION TABLE


                                                                                              APPROXIMATE
                                                                                              COMPENSATION FROM
                                                                                              TRUST AND
                                                                               AGGREGATE      PRUDENTIAL FUND
                                                                               COMPENSATION   COMPLEX PAID TO
NAME AND POSITION                                                              FROM TRUST     TRUSTEES(2)
-----------------------------------------------------------------------------  ------------   -----------------
Edward D. Beach - Former Trustee.............................................    $10,475      $142,500 (43/70)*
Delayne D. Gold - Trustee....................................................    $19,375      $144,500 (43/70)*
Robert F. Gunia(1) - Trustee.................................................         --             --
Don G. Hoff - Former Trustee.................................................         --      $22,500 (14/17)*
Robert E. LaBlanc - Trustee..................................................    $19,375      $61,250 (20/39)*
David R. Odenath, Jr.(1) - Trustee...........................................         --             --
Robin B. Smith(2) - Trustee..................................................    $20,850      $96,000 (32/44)*
Langdon R. Stevenson - Trustee...............................................    $15,975      $11,000 (3/3)*
Stephen Stoneburn - Trustee..................................................    $19,375      $61,250 (20/39)*
John R. Strangfeld, Jr.(1) - Trustee.........................................         --             --
Nancy H. Teeters - Trustee...................................................    $22,100      $97,000 (25/43)*
Clay T. Whitehead - Trustee..................................................    $16,625      $77,000 (36/66)*


------------
* Indicates number of funds/portfolios in Prudential Fund Complex (including the Fund) to which aggregate compensation relates.

(1) Trustees who are "interested" do not receive compensation from the Funds or any fund in the Fund Complex.


(2) Total compensation from all the funds in the Prudential Fund Complex for the calendar year ended December 31, 1999, including amounts deferred at the election of Trustees under the funds' deferred compensation plans. Including accrued interest, total deferred compensation amounted to $156,478 for Trustee Robin B. Smith. Currently, Ms. Smith has agreed to defer some of her fees at the T-Bill rate and other fees at the Fund Rate.


              CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


    As of August 18, 2000, the Trustees and officers of each Fund, as a group, owned less than 1% of the outstanding shares of beneficial interest of each of the Funds and there were no beneficial owners of greater than 5% of the outstanding shares of any Fund.



    As of August 18, 2000, Prudential Securities was record holder of 14,527,941,128 shares (or 100%), 1,517,605,452 shares (or 100%) and 699,711,762 shares (or 100%) of the outstanding shares of COMMAND Money Fund, COMMAND Tax-Free Fund and COMMAND Government Fund, respectively. In the event of any meetings of shareholders, Prudential Securities will forward, or cause the forwarding of, proxy materials to the beneficial owners for which it is the record holder.


                     INVESTMENT ADVISORY AND OTHER SERVICES

(a) INVESTMENT ADVISER


    The manager of each of the Funds is Prudential Investments Fund Management LLC (PIFM or the Manager), Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077. PIFM serves as manager to all of the other investment companies that, together with the Funds, comprise the Prudential Mutual Funds. See "How the Funds are Managed" in the Prospectus. As of June 30, 2000, PIFM managed and/or administered open-end and closed-end management investment companies with assets of approximately $76 billion. According to the Investment Company Institute, as of September 30, 1999, the Prudential Mutual Funds were the 20th largest family of mutual funds in the United States.



    Prudential Mutual Fund Services LLC (PMFS or the Transfer Agent), an affiliate of PIFM, serves as the transfer agent and dividend distribution agent for the Prudential Mutual Funds and, in addition, provides customer service, recordkeeping and management and administrative services to qualified plans.

    Pursuant to the Management Agreement with each Fund (the Management Agreement), PIFM, subject to the supervision of the Funds' Boards of Trustees and in conformity with the stated policies of the Funds, manages both the investment operations of each Fund and the composition of each Fund's portfolio, including the purchase, retention, disposition and loan of securities and other assets. In connection therewith, PIFM is obligated to keep certain books and records of the Funds. PIFM has hired the Prudential Investment Corporation, doing business as Prudential Investments, (PI, the Investment Adviser or the Subadvisor), to provide subadvisory services to the Funds. PIFM also administers the Funds' corporate affairs and, in connection therewith, furnishes each Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by State Street Bank and Trust Company, the Funds' custodian, and PMFS. The management services of PIFM for the Funds are not exclusive under the terms of the Management Agreements and PIFM is free to, and does, render management services to others.


    The Funds pay PIFM for the services performed and the facilities furnished by PIFM fees computed daily and payable monthly as follows: COMMAND Money Fund pays fees at an annual rate of .50% of 1% of average daily net assets up to and including $500 million, .425 of 1% of the next $500 million, .375 of 1% of the next $500 million, and .35 of 1% of the Fund's average daily net assets in excess of $1.5 billion. COMMAND Tax-Free Fund pays fees at an annual rate of
 .50% of 1% of average daily net assets up to and including $500 million, .425 of 1% of the next $500 million, and .375 of 1% of the Fund's average daily net assets in excess of $1 billion. COMMAND Government Fund pays fees at an annual rate of .40% of 1% of average daily net assets up to and including $1 billion, and .375 of 1% of the Fund's average daily net assets in excess of $1 billion.

    In connection with its management of the business affairs of the Funds pursuant to the Management Agreements, PIFM bears the following expenses:

    (a) the salaries and expenses of all personnel of the Funds and the Manager, except the fees and expenses of Trustees who are not affiliated persons of PIFM or the Funds' investment adviser;

    (b) all expenses incurred by PIFM or by the Funds in connection with managing the ordinary course of the Funds' business, other than those assumed by the Funds, as described below; and


    (c) the costs and expenses payable to the investment adviser pursuant to subadvisory agreements on behalf of the Funds between PIFM and PI (the Subadvisory Agreements).



    Under the terms of the Management Agreement, each Fund is responsible for the payment of certain expenses, including (a) the fees or reimbursements payable to the Manager, (b) the fees and expenses of Trustees who are not affiliated with PIFM or each Fund's Subadviser, (c) the fees and certain expenses of each Fund's Custodian and Transfer Agent, including the cost of providing records to the Manager in connection with its obligation of maintaining required records of each Fund and of pricing each Fund's shares,
(d) the charges and expenses of each Fund's legal counsel and independent accountants, (e) brokerage commissions, if any, and any issue or transfer taxes chargeable to each Fund in connection with its securities transactions, (f) all taxes and trust fees payable by a Fund to governmental agencies, (g) the fees of any trade association of which a Fund is a member, (h) the cost of share certificates, if any, representing, and/or non-negotiable share deposit receipts evidencing, shares of a Fund, (i) the cost of fidelity and liability insurance,
(j) the fees and expenses involved in registering and maintaining registration of the Fund and of its shares with the Commission, including the preparation and printing of the Fund's registration statements and prospectuses for such purposes, and paying the fees and expenses of notice filings made in accordance with state securities laws, (k) allocable communications expenses with respect to investor services and all expenses of shareholders' and Trustees' meetings and of preparing, printing and mailing reports, proxy statements and prospectuses to shareholders, (l) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of a Fund's business and (m) distribution fees.


    Each Management Agreement also provides that PIFM will not be liable for any error of judgment or any loss suffered by a Fund in connection with the matters to which the Management Agreement relates except in the case of a breach of fiduciary duty with respect to the receipt of compensation for services (in which case any award for damages will be limited as provided in the Investment Company Act) or a loss resulting from willful misfeasance, bad faith, gross negligence or reckless disregard of duty. The Management Agreement provides that it will terminate automatically if assigned (as defined in the Investment Company Act), and that it may be terminated without penalty by either party upon not more than 60 days' nor less than 30 days' written notice. The Management Agreement provides that it will continue in effect for a period of more than two years from its execution only so long as such continuance is specifically approved at least annually in accordance with the requirements of the Investment Company Act.


    PIFM has entered into Subadvisory Agreements with PI. The Subadvisory Agreements provide that PI furnish investment advisory services in connection with the investment management of the Funds. In connection therewith, PI is obligated to keep certain books and records of the Funds. PIFM continues to have responsibility for all investment advisory services pursuant to the Management Agreement and supervises PI's performance of such services. PI is reimbursed by PIFM for the reasonable costs and expenses incurred by PI in furnishing those services.



    PIFM pays PI for the services performed and the facilities furnished by PI fees computed daily and payable monthly as follows: COMMAND Money fund pays fees at an annual rate of .250% of 1% of average daily net assets up to and including $500 million, .191 of 1% of the next $500 million, .150 of 1% of the next $500 million, and .123 of 1% of the Fund's average daily net assets in excess of $1.5 billion. COMMAND Tax-Free Fund pays fees at an annual rate of .250 of 1% of average daily net assets up to and including $500 million, .191 of 1% of the next $500 million, and .150 of 1% of the Fund's average daily net assets in excess of $1 billion. COMMAND Government Fund pays fees at an annual rate of
 .200 of 1% of average daily net assets up to and including $1 billion, and .169 of 1% of the Fund's average daily net assets in excess of $1 billion.



    The Subadviser maintains a corporate credit unit which provides credit analysis and research on taxable fixed-income securities including money market instruments. The portfolio manager consults routinely with the credit unit in managing the Funds. The credit unit reviews on an ongoing basis commercial paper issuers, commercial banks, non-bank financial institutions and issuers of other taxable fixed-income obligations. Credit analysts have broad access to research and financial reports, data retrieval services and industry analysts. They maintain relationships with the management of corporate issuers and from time to time visit companies in whose securities the Funds may invest.


    Each Subadvisory Agreement provides that it will terminate in the event of its assignment (as defined in the Investment Company Act) or upon the termination of the applicable Management Agreement. Each Subadvisory Agreement may be terminated by the Fund, PIFM or PI upon not more than 60 days' nor less than 30 days' written notice. Each Subadvisory Agreement provides that it will continue in effect for a period of more than two years from its execution only so long as such continuance is specifically approved at least annually in accordance with the requirements of the Investment Company Act.


    The Management Agreement between each Fund and PIFM and the Subadvisory Agreements between PIFM and PIC were last approved by the Board of Trustees of each Fund, including a majority of the Trustees who are not parties to the contracts or interested persons of any such parties, as defined in the Investment Company Act, on May 23, 2000 and by a majority of the outstanding shares of COMMAND Government Fund and COMMAND Tax-Free Fund on August 18, 1988 and by a majority of the outstanding shares of COMMAND Money Fund on October 18, 1988.



    For the fiscal years ended June 30, 2000, 1999 and 1998, COMMAND Money Fund paid PIFM management fees of $47,374,169, $43,127,743 and $29,026,767, respectively. For the fiscal years ended June 30, 2000, 1999 and 1998, COMMAND Tax-Free Fund paid PIFM management fees of $6,557,570, $6,685,127 and $5,671,955, respectively. For the fiscal years ended June 30, 2000, 1999 and 1998, COMMAND Government Fund paid PIFM management fees of $2,858,618, $2,959,117 and $2,250,774, respectively.


(b) PRINCIPAL UNDERWRITER AND DISTRIBUTOR


    Prudential Investment Management Services LLC (PIMS or the Distributor), Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077, acts as the distributor of the shares of the Fund. PIFM and PI, which are affiliated persons of the Funds, are affiliates of PIMS.

PLANS OF DISTRIBUTION


    Pursuant to Rule 12b-1, a Distribution and Service Plan for each of the Funds (collectively, the Plans) was last approved by the vote of a majority of the Trustees, including a majority of the Trustees who are not interested persons of each Fund and who have no direct or indirect financial interest in the operation of the Plans or in any agreements related to the Plans (the Rule 12b-1 Trustees) at a meeting called for the purpose of voting on such Plans, on May 23, 2000. Under each Fund's Distribution and Service Plan and Distribution Agreement, each Fund pays the Distributor a distribution fee of up to 0.125% of the average daily net assets of each Fund, computed daily and payable monthly, to reimburse the Distributor for its distribution-related expenses.



    For the fiscal year ended June 30, 2000, the Distributor incurred distribution expenses of $16,472,918 for the Money Fund, $893,318 for the Government Fund and $1,894,190 for the Tax-Free Fund, all of which was recovered through the distribution fees paid by the Funds. It is estimated that of the distribution fees received by the Distributor from each Fund for the fiscal year ended June 30, 2000, commission credits to Prudential Securities branch offices for payments of commissions to account executives amounted to approximately 80% ($13,178,334) for the Money Fund; 80% ($714,654) for the Government Fund; and 80% ($1,515,352) for the Tax-Free Fund; and overhead and other branch office distribution-related expenses amounted to approximately 20% ($3,294,584) for the Money Fund; approximately 20% ($178,664) for the Government Fund; and approximately 20% ($378,838) for the Tax-Free Fund.


    The term "overhead and other branch office distribution-related expenses" represents (a) the expenses of operating Prudential Securities branch offices in connection with the sale of the Fund's shares including lease costs, the salaries and employee benefits of operations and sales support personnel, utility costs, communications costs and the costs of stationery and supplies,
(b) the costs of client sales seminars, (c) travel expenses of mutual fund sales coordinators to promote the sale of the Fund's shares and (d) other incidental expenses relating to branch promotion of the Fund's sales.


    Pursuant to the Plans, the Trustees are provided with and will review at least quarterly, written reports of the amounts expended under the Plans and the purposes for which such expenditures were made.


    The Plans provide that they will continue in effect from year to year, provided each such continuance is approved annually by a vote of the Trustees of each of the Funds in the manner described above. The Plans may not be amended to increase materially the amount to be spent for the services described therein without approval of the shareholders of the respective Funds, and all material amendments of the Plans must also be approved by the Trustees in the manner described above. The Plans may be terminated at any time, without payment of any penalty, by vote of a majority of the Rule 12b-1 Trustees, or by a vote of a majority of the outstanding voting securities of the Funds (as defined in the Investment Company Act) on not more than 30 days' written notice to any other party to the Plans. The Plans will automatically terminate in the event of an assignment (as defined in the Investment Company Act). So long as the Plans are in effect, the selection and nomination of Trustees who are not interested persons of the Funds shall be committed to the discretion of the Trustees who are not interested persons. The Trustees have determined that, in their judgment, there is a reasonable likelihood that the Plans will benefit the Funds and their shareholders. In the Trustees' quarterly review of the Plans, they consider the continued appropriateness of such Plans and the level of compensation provided therein. Each Distribution Agreement provides that it will terminate automatically if assigned and that it may be terminated without penalty by either party upon no more than 60 days', nor less than 30 days', written notice.

    In the respective Distribution Agreements, the Funds have agreed to indemnify the Distributor to the extent permitted by applicable law against certain liabilities under the Securities Act.

(c) OTHER SERVICE PROVIDERS

    State Street Bank and Trust Company, One Heritage Drive, North Quincy, Massachusetts 02171, serves as Custodian for each Fund's portfolio securities, and in that capacity maintains cash and certain financial and accounting books and records pursuant to an agreement with each Fund.


    Prudential Mutual Fund Services LLC (PMFS), 194 Wood Avenue South, Iselin, New Jersey 08853, serves as the Transfer Agent of each Fund. It is a wholly-owned subsidiary of PIFM. PMFS provides customary transfer agency services to the Funds, including the handling of shareholder communications, the processing of shareholder transactions, the maintenance of shareholder account records, payment of dividends and distributions and related functions. In connection with the transfer agency services rendered by PMFS to the Funds, PMFS receives an annual fee per shareholder account, a new account set-up fee for each manually established account and a monthly inactive balance account fee per shareholder account. PMFS is also reimbursed for its out-of-pocket expenses, including but not limited to postage, stationery, printing, allocable communications expenses, and other costs. For the fiscal year ended June 30, 2000, fees of approximately $4,181,400, $178,200 and $101,100 were incurred by COMMAND Money Fund, COMMAND Tax-Free Fund and COMMAND Government Fund, respectively, for such services.


    PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, New York 10036, serves as each Fund's independent public accountants, and in that capacity audits the annual financial statements of each Fund.


CODES OF ETHICS



    Each Fund's Board of Trustees has adopted a Code of Ethics. In addition, the Manager, Subadviser and Distributor have each adopted a Code of Ethics (collectively, the Codes). The Codes permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by the Funds. However, the protective provisions of the Codes prohibit certain investments and limit such personnel from making investments during periods when the Funds are making such investments. The Codes are on public file with, and are available from, the Securities and Exchange Commission.


                    BROKERAGE ALLOCATION AND OTHER PRACTICES

    The Manager is responsible for decisions to buy and sell securities for the Funds, the selection of brokers and dealers to effect the transactions and the negotiation of brokerage commissions, if any. (For purposes of this section, the term "Manager" includes the Subadviser.) The Funds do not normally incur any brokerage commission expense on such transactions. In the market for money market instruments, securities are generally traded on a "net" basis, with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid. Portfolio securities may not be purchased from any underwriting or selling syndicate of which the Distributor, or an affiliate (including Prudential Securities), during the existence of the syndicate, is a principal underwriter (as defined in the Investment Company
Act), except in accordance with rules of the SEC. The Funds will not deal with the Distributor or its affiliates on a principal basis.

    In placing orders for portfolio securities of the Funds, the Manager is required to give primary consideration to obtaining the most favorable price and efficient execution. This means that the Manager will seek to execute each transaction at a price and commission, if any, which provide the most favorable total cost or proceeds reasonably attainable under the circumstances. While the Manager generally seeks reasonably competitive spreads or commissions, the Funds will not necessarily be paying the lowest spread or commission available. Within the framework of this policy, the Manager may consider research and investment services provided by brokers or dealers who effect or are parties to portfolio transactions of the Funds, the Manager or the Manager's other clients. Such research and investment services are those which brokerage houses customarily provide to institutional investors and include statistical and economic data and research reports on particular companies and industries. Such services are used by the Manager in connection with all of its investment activities, and some of such services obtained in connection with the execution of transactions for the Funds may be used in managing other investment accounts. Conversely, brokers furnishing such services may be selected for the execution of transactions for such other accounts, whose aggregate assets are far larger than the Funds', and the services furnished by such brokers may be used by the Manager in providing investment management for the Funds. While such services are useful and important in supplementing its own research and facilities, the Manager believes that the value of such services is not determinable and does not significantly reduce expenses. The Funds do not reduce the advisory fee it pays to the Manager by any amount that may be attributed to the value of such services.

    Subject to the above considerations, Prudential Securities, as an affiliate of the Funds, may act as a securities broker (or futures commission merchant) for the Funds. In order for Prudential Securities to effect any portfolio transactions for the Funds, the commissions, fees or other remuneration received by Prudential Securities must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold during a comparable period of time. This standard would allow Prudential Securities to receive no more than the remuneration which would be expected to be received by an unaffiliated broker in a commensurate arm's-length transaction. Furthermore, the Board of Trustees of each Fund, including a majority of the Trustees who are not "interested" persons, has adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to Prudential Securities are consistent with the foregoing standard. Brokerage transactions with Prudential Securities are also subject to such fiduciary standards as may be imposed by applicable law.


    The Funds are required to disclose their holdings of securities of their regular brokers and dealers (as defined under Rule 10b-1 of the Investment Company Act) and their parents during their most recent fiscal year. As of June 30, 2000, the Funds held such securities as follows: (1) Command Money Fund -Credit Suisse First Boston $135,002,765; Goldman, Sachs & Co. $588,000,000; Merrill Lynch, Pierce Fenner & Smith, Inc. $62,671,787; Morgan (J.P.) & Co., Inc. $200,000,000; Morgan Stanley Dean Witter $96,519,850 and (2) Command Government Fund - Goldman, Sachs & Co. $25,000,000; Morgan (J.P.) & Co., Inc. $38,992,000; Morgan Stanley Dean Witter $30,000,000; Salomon Smith Barney Inc. $36,033,000.


                          SECURITIES AND ORGANIZATION

    Each Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest. Each share of a Fund represents an equal proportionate interest in that Fund with each other share of that Fund and is entitled to a proportionate interest in the dividends and distributions from that Fund. Upon termination of a Fund, whether pursuant to liquidation of the Fund or otherwise, shareholders of that Fund are entitled to share pro rata in the net assets of the Fund then available for distribution to such shareholders. Shareholders have no preemptive rights.


    A copy of the Agreement and Declaration of Trust (the Declaration of Trust) establishing each Fund is on file with the Secretary of State of the Commonwealth of Massachusetts. Each Declaration of Trust provides for the perpetual existence of the applicable Fund. The Fund, however, may be terminated at any time by a vote of at least two-thirds of the outstanding shares or by the Trustees upon written notice to the shareholders. Upon termination of a Fund, after paying or otherwise providing for all charges, taxes, expenses and liabilities, whether due or accrued or anticipated, of the Fund as may be determined by the Trustees, the Fund shall, in accordance with such procedures as the Trustees consider appropriate, reduce the remaining assets to distributable form in cash or shares or other securities, or any combination thereof, and distribute the proceeds to the shareholders of the Fund, ratably according to the number of shares of such Fund held by the several shareholders of the Fund on the date of termination.


    Each Declaration of Trust provides that shareholders shall not be subject to any personal liability for the acts or obligations of the Fund and that every written obligation, contract, instrument or undertaking made by the Fund shall contain a provision to the effect that the shareholders are not personally liable thereunder. Massachusetts counsel for the Funds has advised the Funds that no personal liability will attach to the shareholders under any undertaking containing such provision when adequate notice of such provision is given, except possibly in a few jurisdictions. With respect to all types of claims in the latter jurisdictions and with respect to tort claims, contract claims where the provision referred to is omitted from the undertaking, claims for taxes and certain statutory liabilities in other jurisdictions, a shareholder of a Fund may be held personally liable to the extent that claims are not satisfied by such Fund. However, upon payment of any such liability, the shareholder will be entitled to reimbursement from the general assets of such Fund. The Trustees intend to conduct the operations of each Fund in such a way so as to avoid, to the extent possible, ultimate liability of the shareholders for liabilities of such Fund.


    Each Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in each Declaration of Trust protects a Trustee against any liability to which the Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. Each Declaration of Trust provides for indemnification by the Fund of the Trustees and the officers of the Fund except with respect to any matter as to which any such person did not act in good faith in the reasonable belief that his action was in or not opposed to the best interests of the Fund. Such person may not be indemnified against any liability to the Fund or the Fund's shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

    The Funds will not normally hold annual shareholders' meetings. At such time as less than a majority of the Trustees have been elected by the shareholders, the Trustees then in office will call a shareholders' meeting for the election of Trustees. In addition, Trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares and filed with the Funds' Custodian or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for the purpose, which meeting shall be held upon written request of the holders of not less than 10% of the outstanding shares. Upon written request by ten or more shareholders, who have been such for at least six months and who hold shares constituting 1% of the outstanding shares, stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, each Fund has undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders).

    Except as otherwise disclosed in the Prospectus and in this Statement of Additional Information, the Trustees shall continue to hold office and may appoint their successors.

                     PURCHASE AND REDEMPTION OF FUND SHARES

    Shares of each Fund may be purchased at a price equal to the next determined net asset value (NAV) per share. The procedures for the purchase and redemption of shares of a Fund are described in the Prospectus.

TAX-DEFERRED RETIREMENT ACCOUNTS

    INDIVIDUAL RETIREMENT ACCOUNTS. An individual retirement account (IRA) permits the deferral of federal income tax on income earned in the account until the earnings are withdrawn (or, in the case of a Roth IRA, the avoidance of federal income tax on such income). The following chart represents a comparison of the earnings in a personal savings account with those in an IRA, assuming a $2,000 annual contribution, an 8% rate of return and a 39.6% federal income tax bracket and shows how much more retirement income can accumulate within an IRA as opposed to a taxable individual savings account. The Tax-Free Fund may not be a suitable investment for an IRA.

                          TAX-DEFERRED COMPOUNDING(1)

CONTRIBUTIONS        PERSONAL
MADE OVER:           SAVINGS             IRA
-----------  -----------------------  ----------
  10 years         $    26,165        $   31,291
  15 years              44,675            58,649
  20 years              68,109            98,846
  25 years              97,780           157,909
  30 years             135,346           244,692

------------
    (1)The chart is for illustrative purposes only and does not represent the performance of any Fund or any specific investment. It shows taxable versus tax-deferred compounding for the periods and on the terms indicated. Earnings in a traditional IRA account will be subject to tax when withdrawn from the account. Distributions from a Roth IRA which meet the conditions required under the Internal Revenue Code will not be subject to tax upon withdrawal from the account.


COMMAND-SM- AND BUSINESSEDGE-SM- ACCOUNT PROGRAMS



    Shares of the Funds are offered exclusively to participants in the COMMAND Account program (the COMMAND program) and the Prudential BusinessEdge Program (the BusinessEdge Program).


    The COMMAND program is an integrated financial services program of Prudential Securities that offers Prudential Securities' clients the use of their assets by linking together several components: (i) a securities account,
(ii) an automatic investment sweep into one or more mutual funds (including the Funds) or a Federal Deposit Insurance Corporation insured savings account and
(iii) a COMMAND Visa-Registered Trademark- Gold Debit Card. Other COMMAND program features include, among others, direct deposit and bill pay services and a dividend reinvestment program with respect to common stocks traded on the New York and American Stock Exchanges and with respect to NASDAQ stocks in which Prudential Securities makes a principal market.

    The COMMAND program offers various other products or services. From time to time, the COMMAND program annual fee and/or the fee associated with a particular product or service may be waived or reduced. For information regarding products and services available through the COMMAND program, please contact your Prudential Securities Financial Adviser.

    The BusinessEdge program offers a comprehensive money management system to businesses, designed to optimize cash flow and invest idle cash. Products and services offered through the BusinessEdge program, and the associated fees, and waivers or reductions thereto, are subject to change. For information regarding the BusinessEdge program, please contact your Prudential Securities Financial Adviser or your Pruco Securities Preferred Agent.

    From time to time, the Distributor, Prudential Securities or Pruco Securities may advertise the COMMAND program or BusinessEdge program and their component features and other products and services available through the COMMAND program or BusinessEdge program. Such advertisements may include information about the performance of market indices, whether or not related to the Funds' performance (E.G. the S&P 500), and other performance data.

                                NET ASSET VALUE

    Each Fund's NAV per share is determined by subtracting its liabilities from the value of its assets and dividing the remainder by the number of outstanding shares.

    Each Fund uses the amortized cost method of valuation to determine the value of its portfolio securities. In that regard, each Fund's Board of Trustees has determined to maintain a dollar-weighted average portfolio maturity of 90 days or less, to purchase only instruments having remaining maturities of thirteen months or less, and to invest only in securities determined by the investment adviser under the supervision of the Board of Trustees to be of minimal credit risk and to be of "eligible quality" in accordance with regulations of the SEC. The remaining maturity of an instrument held by a Fund that is subject to a put is deemed to be the period remaining until the principal amount can be recovered through the exercise of a right of demand or, in the case of a variable rate instrument, the next interest reset date, if longer. The value assigned to the put is zero. The Board of Trustees also has established procedures designed to stabilize, to the extent reasonably possible, each Fund's price per share, as computed for the purpose of sales and redemptions, at $1.00. Such procedures will include review of each Fund's portfolio holdings by the Board, at such intervals as deemed appropriate, to determine whether the Fund's NAV calculated by using available market quotations deviates from $1.00 per share based on amortized cost. The extent of any deviation will be examined by the Board, and if such deviation exceeds 1/2 of 1%, the Board will promptly consider what action, if any, will be initiated. In the event the Board of Trustees determines that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, the Board will take such corrective action as it regards necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize gains or losses, the shortening of average portfolio maturity, the withholding of dividends or the establishment of NAV per share by using available market quotations.


    Each Fund computes its NAV at 4:30 p.m., New York time, on each day the New York Stock Exchange (the Exchange) is open for trading. In the event the Exchange closes early on any business day, the NAV of a Fund's shares shall be determined at a time between such closing and 4:30 p.m., New York time. The Exchange is closed on the following holidays: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


                       TAXES, DIVIDENDS AND DISTRIBUTIONS


    Each Fund has elected to qualify, and each Fund intends to remain qualified, as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. This relieves each Fund (but not its shareholders) from paying federal income tax on income which is distributed to shareholders, and, if a Fund did realize long-term capital gains, permits net capital gains of the fund (i.e., the excess of net long-term capital gains over net short-term capital losses) to be treated as long-term capital gains of the shareholders, regardless of how long shareholders have held their shares in the Fund.


    Qualification as a regulated investment company requires, among other things, that (a) at least 90% of a fund's annual gross income (without reduction for losses from the sale or other disposition of securities or foreign currencies) be derived from interest, dividends, payments with respect to securities loans, and gains from the sale or other disposition of securities or options thereon, or other income (including, but not limited to, gains from options) derived with respect to its business of investing in such securities; (b) a fund must diversify its holdings so that, at the end of each quarter of the taxable year,
(i) at least 50% of the market value of a fund's assets is represented by cash, U.S. Government obligations and other securities limited in respect of any one issuer to an amount not greater than 5% of the market value of the fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government obligations) and (c) the fund must distribute to its shareholders at least 90% of its net investment income and net short-term gains (i.e., the excess of net short-term capital gains over net long-term capital losses) in each year.

    Gains or losses on sales of securities by a Fund will be treated as long-term capital gains or losses if the securities have been held by it for more than one year. None of the Funds anticipate realizing long-term capital gains. Other gains or losses on the sale of securities will be short-term capital gains or losses. In addition, debt securities acquired by a Fund may be subject to original issue discount and market discount rules.

    Each Fund is required to distribute 98% of its ordinary income in the same calendar year in which it is earned. Each Fund is also required to distribute during the calendar year 98% of the capital gain net income it earned during the twelve months ending on October 31 of such calendar year, as well as all undistributed ordinary income and undistributed capital gain net income from the prior year or the twelve-month period ending on October 31 of such prior year, respectively. To the extent it does not meet these distribution requirements, a Fund will be subject to a non-deductible 4% excise tax on the undistributed amount. For purposes of this excise tax, income on which a Fund pays income tax is treated as distributed. Each Fund intends to make timely distributions in order to avoid this excise tax. For the purposes of this excise tax, dividends declared in December payable to shareholders of record on a specified date in December and paid in the following January will be treated as having been received by shareholders on December 31 of the calendar year in which declared. Under this rule, therefore, a shareholder may be taxed in the prior year on dividends or distributions actually received in January of the following year.


    Dividend distributions to shareholders from the COMMAND Tax-Free Fund (the Tax-Free Fund) will be exempt from federal income taxation (though not necessarily exempt from state and local taxation) provided that 50% or more of the value of the Tax-Free Fund's assets at the end of each quarter is invested in state, municipal and other bonds whose interest payments are excluded from gross income for federal income tax purposes and provided that the Fund mails a notice to shareholders that properly designates the dividend as an exempt interest dividend.



    It is anticipated that the NAV per share of each Fund will remain constant. However, if the NAV per share fluctuates, a shareholder may realize gain or loss upon the disposition of a share. Any gain or loss realized upon a sale or redemption of shares by a shareholder who is not a dealer in securities will generally be treated as long-term capital gain or loss if the shares have been held for more than one year and otherwise as short-term capital gain or loss. Any such loss, however, although otherwise treated as short-term capital loss, will be treated as long-term capital loss to the extent of any capital gain distributions received by the shareholder, if the shares have been held for six months or less. Futhermore, certain rules may apply which would limit the ability of the shareholder to recognize any loss if, for example, the shareholder replaced the shares, including shares purchased pursuant to dividend reinvestment, within 30 days of the disposition of the shares. In such cases the basis of the shares acquired will be readjusted to reflect the disallowed loss.


    Because none of the Funds' net income is expected to arise from dividends on common or preferred stock, none of the Funds' distributions to shareholders will be eligible for the dividends received deduction for corporations under the Internal Revenue Code.

    Interest on indebtedness incurred or continued by a shareholder to purchase or carry shares of the Tax-Free Fund is not deductible. Exempt-interest dividends attributable to interest on certain "private activity" tax-exempt obligations are a preference item for computing the alternative minimum tax for both individuals and corporations. Moreover, exempt-interest dividends attributable to interest on tax-exempt obligations, whether or not private activity bonds, that are received by corporations, (i) will be taken into account in determining the alternative minimum tax imposed on 75% of the excess of adjusted current earnings over alternative minimum taxable income and (ii) in determining the foreign branch profits tax imposed on the effectively connected earnings and profits (with adjustments) of United States branches of foreign corporations. Entities or persons who are "substantial users" (or related persons) of facilities financed by private activity bonds should consult their tax advisers before purchasing shares of the Tax-Free Fund.

    Shareholders who have held their shares of the Tax-Free Fund for six months or less may be subject to a disallowance of losses from the sale or exchange of those shares to the extent of any exempt-interest dividends received by the shareholder with respect to the shares and if such losses are not disallowed, they will be treated as long-term capital losses to the extent of any distributions of long-term capital gains received by the shareholder with respect to such shares.

    Shareholders will be notified annually by the Funds as to the federal tax status of distributions made by the Fund.

    Interest income from the Tax-Free Fund that is exempt from federal income taxation may not be exempt from taxation under the laws of a particular state or local taxing authority. The Tax-Free Fund will report annually to its shareholders the percentage and source, on a state-by-state basis, of interest income on municipal bonds or notes received by the Tax-Free Fund during the preceding year.

    Dividends and distributions subject to federal income taxation may also be subject to state and local taxes. Furthermore, under the laws of certain states, distributions of net income from the Funds may be taxable to shareholders as income even though a portion of such distributions may be derived from interest on U.S. obligations which, if realized directly, would be exempt from state income taxes. Shareholders are advised to consult their tax advisors concerning the application of state and local taxes.

    Each Fund is organized as a Massachusetts business trust. Under current law, so long as the Funds qualify for federal income tax treatment as described above, it is believed that no Fund should be liable for any income or franchise tax in the Commonwealth of Massachusetts.

                              CALCULATION OF YIELD

    Each Fund will prepare a current quotation of yield daily. The yield quoted will be the simple annualized yield for an identified seven calendar day period. The yield calculation will be based on a hypothetical account having a balance of exactly one share at the beginning of the seven-day period. The base period return will be the change in the value of the hypothetical account during the seven-day period, including dividends declared on any shares purchased with dividends on the shares, but excluding any capital changes, divided by the value of the account at the beginning of the base period. The yield will vary as interest rates and other conditions affecting money market instruments change. Yield also depends on the quality, length of maturity and type of instruments in a Fund's portfolio, and its operating expenses. Each Fund also may prepare an effective annual yield computed by compounding the unannualized seven-day period return as follows: by adding 1 to the unannualized seven-day period return, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result.

    Effective yield = [(base period return + 1) TO THE POWER OF 365/7]-1


    The yield and effective yield of each Fund based on the 7 days ended
June 30, 2000 were 6.08% and 6.24%, respectively, for COMMAND Money Fund, 3.97% and 4.04%, respectively, for COMMAND Tax-Free Fund and 5.88% and 6.03%, respectively, for COMMAND Government Fund.



    COMMAND Tax-Free Fund may also calculate the tax equivalent yield over a 7-day period. The tax equivalent yield will be determined by first computing the current yield as discussed above. The Fund will then determine what portion of the yield is attributable to securities, the income of which is exempt for federal income tax purposes. This portion of the yield will then be divided by one minus 39.6% (the assumed maximum tax rate for individual taxpayers not subject to Alternative Minimum Tax) and then added to the portion of the yield that is attributable to taxable securities. COMMAND Tax-Free Fund's 7-day tax equivalent yield as of June 30, 2000 was 7.02%.


    Comparative performance information may be used from time to time in advertising or marketing each Fund's shares, including data from Lipper Analytical Services, Inc., Morningstar Publications, Inc., IBC Financial Data, Inc., The Bank Rate Monitor, other industry publications, business periodicals and market indices.

    Each Fund's yield fluctuates, and an annualized yield quotation is not a representation by a Fund as to what an investment in the Fund will actually yield for any given period. Actual yields will depend upon not only changes in interest rates generally during the period in which the investment in a Fund is held, but also on changes in the Fund's expenses. Yield does not take into account any federal or state income taxes.

                     ISSUANCE OF FUND SHARES FOR SECURITIES

    Transactions involving the issuance of shares of a Fund for securities (rather than cash) will be limited to: (i) reorganizations, (ii) statutory mergers, or (iii) other acquisitions of portfolio securities that: (a) meet the investment objective and policies of the Fund, (b) are liquid and not subject to restrictions on resale, (c) have a value that is readily ascertainable via listing on or trading in a recognized United States or international exchange or market, and (d) is approved by the Fund's investment adviser.

                       DESCRIPTION OF SECURITIES RATINGS

CORPORATE AND TAX-EXEMPT BOND RATINGS

    The four highest ratings of Moody's Investors Service (Moody's) for tax-exempt and corporate bonds are Aaa, Aa, A and Baa. Bonds rated Aaa are judged to be of the "best quality." The rating of Aa is assigned to bonds which are of "high quality by all standards," but as to which margins of protection or other elements make long-term risks appear somewhat larger than Aaa rated bonds. The Aaa and Aa rated bonds comprise what are generally known as "high grade bonds." Bonds which are rated A by Moody's possess many favorable investment attributes and are to be considered as "upper medium grade obligations." Factors giving security to principal and interest of A rated bonds are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future. Bonds rated Baa are considered as "medium grade" obligations. They are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Moody's applies numerical modifiers "1", "2" and "3" in each generic rating classification from Aa through B in its corporate bond rating system. The modifier "1" indicates that the company ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates that the company ranks in the lower end of its generic rating category. The foregoing ratings for tax-exempt bonds are sometimes presented in parentheses with a "con" indicating the bonds are rated conditionally. Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed or (d) payments to which some other limiting condition attaches. Such parenthetical rating denotes the probable credit stature upon completion of construction or elimination of the basis of the condition.

    The four highest ratings of Standard & Poor's Ratings Group (Standard & Poor's) for corporate or municipal debt are AAA, AA, A and BBB. Obligations rated AAA bear the highest rating assigned by Standard & Poor's to a debt obligation and indicate an extremely strong capacity to pay principal and interest. Obligations rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degrees. Obligations rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions. The BBB rating, which is the lowest "investment grade" security rating by Standard & Poor's, indicates an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for debt in this category than for debt in the A category. The foregoing ratings are sometimes followed by a "p" indicating that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion.

TAX-EXEMPT NOTE RATINGS

    The ratings of Moody's for short-term obligations are MIG 1, MIG 2, MIG 3 and MIG 4. Short-term obligations bearing the designation MIG 1 are judged to be of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing. Short-term obligations bearing the designation MIG 2 are judged to be of high quality, with margins of protection which are ample although not so large as in the preceding group. Short-term obligations designated MIG 3 are judged to be of favorable quality, but lack the undeniable strength of the preceding grades because liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established. Short-term obligations designated MIG 4 are judged to be of adequate quality. Though protection commonly regarded as required of an investment security is present, and such obligations are not distinctly or predominantly speculative, there is specific risk.

    The ratings of Standard & Poor's for municipal notes are SP-1, SP-2 and SP-3. The designation "SP-1" indicates a very strong or strong capacity to pay principal and interest. A "+" is added for those issues determined to possess overwhelming safety characteristics. An "SP-2" designation indicates a satisfactory capacity to pay principal and interest while an "SP-3" designation indicates speculative capacity to pay principal and interest.

CORPORATE AND TAX-EXEMPT COMMERCIAL PAPER RATINGS

    Moody's and Standard & Poor's rating grades for commercial paper, set forth below, are applied to Municipal Commercial Paper as well as taxable commercial paper.

    Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations having an original maturity not exceeding one year. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers: Prime-1, superior ability; Prime-2, strong ability; and Prime-3, acceptable ability.

    Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market. Ratings are graded into several categories, ranging from "A-1" for the highest quality obligations to "D" for the lowest. The "A-1" designation indicates that the degree of safety regarding timely payment is strong. A "+" designation is applied to those issues rated "A-1" which possess an overwhelming degree of safety. The "A-2" designation indicates that capacity for timely payment is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1." The "A-3" designation indicates that the capacity for timely payment is adequate. Such issues, however, are somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations. Issues rated "B" are regarded as having only speculative capacity for timely payment. Issues rated "C" are regarded as having a doubtful capacity for payment. Issues rated "D" are in payment default and the rating is used when interest or principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period.


    ADVERTISING. Advertising materials for the Funds may include biographical information relating to their portfolio manager(s), and may include or refer to commentary by the Funds' manager(s) concerning investment style, investment discipline, asset growth, current or past business experience, business capabilities, political, economic or financial conditions and other matters of general interest to investors. Advertising materials for the Funds also may include mention of The Prudential Insurance Company of America, its affiliates and subsidiaries, and reference the assets, products and services of those entities.



    From time to time, advertising materials for the Funds may include information concerning retirement and investing for retirement, may refer to the approximate number of Fund shareholders and may refer to Lipper rankings or Morningstar ratings, other related analysis supporting those ratings, other industry publications, business periodicals and market indices. In addition, advertising materials may reference studies or analyses performed by the manager or its affiliates. Advertising materials for sector funds, funds that focus on market capitalizations, index funds and international/global funds may discuss the potential benefits and risks of that investment style. Advertising materials for fixed income funds may discuss the benefits and risks of investing in the bond market including discussions of credit quality, duration and maturity.

      COMMAND ACCOUNT         COMMAND Money Fund
             Portfolio of Investments as of June 30, 2000

PRINCIPAL
AMOUNT
(000)         DESCRIPTION                                         VALUE (NOTE 1)
------------------------------------------------------------------------------------
BANK NOTES  7.0%
              American Express Centurion Bank
$  122,000    7.01%, 7/3/00(a)                                    $      122,000,000
              Bank of America N.A.
     8,000    6.32%, 7/25/00                                               8,000,000
              Citicorp
    19,000    6.684%, 8/02/00(a)                                          19,000,000
              Comerica Bank N.A.
    67,000    6.661%, 7/3/00(a)                                           66,992,022
    92,000    6.656%, 7/6/01                                              92,005,264
    40,000    6.573%, 6/7/01                                              39,988,789
              First Chicago Corp.
    50,000    6.441%, 5/1/01(a)                                           49,998,619
              First Union National Bank
   138,000    6.283%, 7/21/00(a)                                         138,000,000
   128,000    7.09%, 12/22/00                                            128,000,000
              Key Bank N.A.
    13,000    6.331%, 7/17/00(a)                                          13,000,420
              National City Bank
    90,000    6.55%, 1/31/01                                              89,974,932
              U.S. Bank N.A.
    36,000    6.698%, 7/19/00(a)                                          35,998,974
   146,000    6.581%, 7/21/00(a)                                         145,996,069
                                                                  ------------------
                                                                         948,955,089
-------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT - YANKEE  16.2%
              Bank of Montreal
   150,000    6.58%, 7/17/00                                             150,000,000
              Bank Scotland New York Institutional Certificate
    95,000    7.13%, 6/29/01                                              94,955,354
              Banque Nationale De Paris
   120,000    6.81%, 10/6/00                                             120,000,000
              Canadian Imperial Bank of Commerce
    44,042    6.58%, 7/12/00                                              44,042,000
    85,000    6.60%, 7/24/00                                              85,000,000
   240,000    6.75%, 9/19/00                                             240,000,000
   200,000    7.30%, 5/14/01                                             200,000,000

                                               See Notes to Financial Statements

      COMMAND ACCOUNT         COMMAND Money Fund
             Portfolio of Investments as of June 30, 2000 Cont'd.

PRINCIPAL
AMOUNT
(000)         DESCRIPTION                                         VALUE (NOTE 1)
------------------------------------------------------------------------------------
              Credit Suisse First Boston ,Inc.
$  135,000    6.74%, 9/14/00                                      $      135,002,765
              Deutsche Bank
   250,000    6.075%, 11/24/00                                           249,928,445
    45,000    6.75%, 2/22/01                                              44,986,204
              National Westminster Bank PLC
    33,200    6.10%, 11/27/00                                             33,171,755
              Toronto Dominion Bank
   200,000    6.30%, 8/7/00                                              200,000,000
    39,000    6.22%, 8/15/00                                              38,994,143
              UBS AG
    68,000    6.38%, 12/20/00                                             67,984,752
   200,000    7.125%, 7/5/01                                             199,914,081
              Westpac Banking Corp.
   179,000    6.69%, 10/4/00(a)                                          178,965,154
    46,000    6.22%, 11/30/00                                             45,985,398
    50,000    6.52%, 1/29/01                                              49,986,204
                                                                  ------------------
                                                                       2,178,916,255
-------------------------------------------------------------------------------------
COMMERCIAL PAPER  47.3%
              Abbey National North America
   195,000    6.20%, 9/11/00                                             192,582,000
              Alliance & Leicester
    68,000    6.61%, 9/15/00                                              67,051,098
              American General Finance Corp.
    75,000    6.20%, 8/8/00                                               74,509,167
              AT&T Corp.
   138,688    6.59%, 9/5/00                                              137,012,418
              Banc One Financial Corp.
   150,000    6.065%, 8/3/00                                             149,166,062
    46,222    6.18%, 8/18/00                                              45,841,131
    20,000    6.90%, 9/25/00(a)                                           20,016,043
   100,000    6.79%, 11/27/00                                             97,189,694
              Bank One Australia Ltd.
     4,369    6.62%, 7/21/00                                               4,352,932
    47,000    6.69%, 8/22/00                                              46,545,823
              Bank Scotland Treasury Services PLC
    60,000    6.62%, 9/11/00                                              59,205,600

   See Notes to Financial Statements
                                     B-27

      COMMAND ACCOUNT         COMMAND Money Fund
             Portfolio of Investments as of June 30, 2000 Cont'd.

PRINCIPAL
AMOUNT
(000)         DESCRIPTION                                         VALUE (NOTE 1)
------------------------------------------------------------------------------------
              BankAmerica Corp.
$  100,000    6.06%, 8/3/00                                       $       99,444,500
    91,000    6.05%, 8/14/00                                              90,327,106
    74,000    6.71%, 9/13/00                                              72,979,334
              Barton Capital Corp.
    30,358    6.60%, 7/10/00                                              30,307,909
    16,562    6.60%, 7/21/00                                              16,501,273
    11,351    6.60%, 7/24/00                                              11,303,137
              BASF AG
    20,000    6.62%, 9/26/00                                              19,680,033
              Baus Funding LLC
    65,000    6.62%, 9/14/00                                              64,103,542
              Bell Atlantic Financial Services, Inc.
    17,517    6.66%, 8/24/00                                              17,342,005
              Bishops Gate Resident
    39,000    6.57%, 7/18/00                                              38,879,002
              Black Forest Corp.
    16,000    6.57%, 7/5/00                                               15,988,320
    20,000    6.62%, 7/5/00                                               19,985,289
    30,000    6.60%, 7/17/00                                              29,912,000
              Blue Ridge Asset Funding Corp.
    55,000    6.57%, 7/12/00                                              54,889,587
    15,000    6.60%, 7/25/00                                              14,934,000
              Bradford & Bingley Building Society
    75,000    6.18%, 7/17/00                                              74,794,000
              Brahms Funding Corp.
   174,000    6.705%, 7/28/00                                            173,124,997
              British Telecommunications PLC
   187,000    6.67%, 8/16/00                                             185,406,241
              CBA Delaware Finance, Inc.
    95,000    6.05%, 8/14/00                                              94,297,528
    50,000    6.08%, 9/7/00                                               49,425,778
              Centric Capital Corp.
    13,000    6.23%, 8/28/00                                              12,869,516
     7,223    6.65%, 8/30/00                                               7,142,945
     5,500    6.65%, 9/25/00                                               5,412,626

                                               See Notes to Financial Statements
                                    B-28

      COMMAND ACCOUNT         COMMAND Money Fund
             Portfolio of Investments as of June 30, 2000 Cont'd.

PRINCIPAL
AMOUNT
(000)         DESCRIPTION                                         VALUE (NOTE 1)
------------------------------------------------------------------------------------
              Ciesco, L.P.
$  118,000    6.55%, 7/21/00                                      $      117,570,611
    99,000    6.55%, 7/27/00                                              98,531,675
              Citicorp
    91,013    6.55%, 7/27/00                                              90,582,458
              Clipper Receivables Corp.
    50,000    6.57%, 7/12/00                                              49,899,625
    87,000    6.57%, 7/13/00                                              86,809,470
              Countrywide Home Loan, Inc.
    30,000    6.76%, 7/14/00                                              29,926,767
    66,000    6.69%, 8/25/00                                              65,325,425
              Den Norske Bank
    94,212    6.63%, 9/5/00                                               93,066,853
              Dexia CLF Finance Co.
    57,000    6.58%, 7/20/00                                              56,802,052
    44,000    6.55%, 7/27/00                                              43,791,856
              Falcon Asset Securitization Corp.
   110,000    6.62%, 8/14/00                                             109,109,978
              Forrestal Funding Master Trust
     6,478    6.62%, 7/11/00                                               6,466,088
   139,000    6.19%, 7/17/00                                             138,617,596
   158,000    6.09%, 8/10/00                                             156,930,867
              Fortis Funding LLC
    20,000    6.60%, 8/1/00                                               19,886,333
              GE Capital International Funding, Inc.
    45,000    6.52%, 7/14/00                                              44,894,050
              General Electric Capital Corp.
    18,535    6.55%, 7/5/00                                               18,521,511
   195,000    6.12%, 8/10/00                                             193,674,000
    42,000    6.04%, 8/15/00                                              41,682,900
   143,000    6.75%, 2/27/01                                             136,538,187
              General Electric Capital Services, Inc.
    50,000    6.75%, 2/27/01                                              47,740,625
              General Motors Acceptance Corp.
   300,000    6.57%, 7/5/00                                              299,781,000
    23,654    6.57%, 7/6/00                                               23,632,416
   100,000    6.15%, 7/24/00                                              99,607,083

See Notes to Financial Statements
                                      B-29

      COMMAND ACCOUNT         COMMAND Money Fund
             Portfolio of Investments as of June 30, 2000 Cont'd.

PRINCIPAL
AMOUNT
(000)         DESCRIPTION                                         VALUE (NOTE 1)
------------------------------------------------------------------------------------
              GTE Corp.
$   15,000    6.62%, 7/5/00                                       $       14,988,967
    31,960    6.58%, 7/13/00                                              31,889,901
    50,000    6.60%, 7/19/00                                              49,835,000
     9,030    6.60%, 7/20/00                                               8,998,546
    81,500    6.60%, 7/24/00                                              81,156,342
     8,500    6.62%, 7/25/00                                               8,462,487
    22,750    6.65%, 7/25/00                                              22,649,142
    91,462    6.62%, 7/27/00                                              91,024,710
    41,500    6.62%, 7/28/00                                              41,293,952
    18,538    6.62%, 8/1/00                                               18,432,323
    77,000    6.62%, 8/3/00                                               76,532,738
              Hartford Financial Services Group, Inc.
    47,000    6.62%, 7/14/00                                              46,887,135
    47,000    6.62%, 7/31/00                                              46,740,717
              Homeside Lending, Inc.
     5,513    6.56%, 7/7/00                                                5,506,972
    36,600    6.57%, 7/18/00                                              36,486,449
    20,000    6.35%, 7/24/00                                              19,918,861
              Invensys PLC
     8,964    6.85%, 7/17/00                                               8,936,710
              Merrill Lynch & Co., Inc.
    63,000    6.05%, 8/1/00                                               62,671,787
              Morgan Stanley Dean Witter
    97,000    6.60%, 7/28/00                                              96,519,850
              National Rural Utilities Cooperative Finance
               Corp.
    30,000    6.12%, 7/17/00                                              29,918,400
    50,000    6.15%, 7/17/00                                              49,863,333
              6.65%, 8/7/00(c)
    41,000    (cost $41,000,000; purchased 6/26/00)                       41,000,000
              Nationwide Anglia Building Society
   150,000    6.62%, 9/8/00                                              148,096,750
   142,166    6.62%, 9/11/00                                             140,283,722
              New Center Asset Trust
    31,000    6.56%, 7/28/00                                              30,847,480
              Northern Rock PLC
    20,000    6.70%, 7/21/00                                              19,925,556

                                               See Notes to Financial Statements
                                       B-30

      COMMAND ACCOUNT         COMMAND Money Fund
             Portfolio of Investments as of June 30, 2000 Cont'd.

PRINCIPAL
AMOUNT
(000)         DESCRIPTION                                         VALUE (NOTE 1)
------------------------------------------------------------------------------------
              Preferred Receivables Funding Corp.
$   11,000    6.60%, 7/19/00                                      $       10,963,700
    58,000    6.62%, 8/3/00                                               57,648,037
              Receivables Capital Corp.
     4,493    6.60%, 7/6/00                                                4,488,881
              Salomon Smith Barney Holdings, Inc.
   109,000    6.55%, 7/7/00                                              108,881,008
    21,545    6.62%, 9/11/00                                              21,259,744
    40,056    6.62%, 9/20/00                                              39,459,366
   200,000    6.62%, 9/21/00                                             196,984,222
              Southern Co.
    30,000    6.60%, 7/10/00                                              29,950,500
    26,640    6.65%, 7/19/00                                              26,551,422
    27,028    6.65%, 7/26/00                                              26,903,183
              Southtrust Bank National Associates
    45,000    6.30%, 8/28/00                                              45,000,703
              Sweetwater Capital Corp.
    30,203    6.58%, 7/7/00                                               30,169,877
     1,986    6.58%, 7/10/00                                               1,982,733
     8,545    6.58%, 7/13/00                                               8,526,258
    27,218    6.58%, 7/17/00                                              27,138,402
              Thunder Bay Funding, Inc.
     5,979    6.60%, 7/6/00                                                5,973,519
              Travelers Insurance Co.
              6.32%, 7/6/00(a)(c)
    46,000    (cost $46,000,000; purchased 7/6/99)                        46,000,000
              Tribune Co.
   141,000    6.57%, 8/1/00                                              140,202,292
              Unifunding, Inc.
    38,000    6.60%, 7/24/00                                              37,839,767
              Variable Funding Capital Corp.
   100,000    6.65%, 7/28/00                                              99,501,250

See Notes to Financial Statements
                                      B-31

      COMMAND ACCOUNT         COMMAND Money Fund
             Portfolio of Investments as of June 30, 2000 Cont'd.

PRINCIPAL
AMOUNT
(000)         DESCRIPTION                                         VALUE (NOTE 1)
------------------------------------------------------------------------------------
              Wells Fargo & Co.
$    1,244    6.60%, 7/18/00                                      $        1,240,123
              Westpac Capital Corp.
    20,000    6.17%, 7/14/00                                              19,955,439
                                                                  ------------------
                                                                       6,377,400,318
-------------------------------------------------------------------------------------
LOAN PARTICIPATIONS  2.7%
              ALCOA, Inc.
    96,299    6.59%, 7/7/00                                               96,299,000
              6.62%, 7/18/00(c)
   198,000    (cost $198,000,000; purchased 6/15/00)                     198,000,000
              International Lease Finance Corp.
    75,000    6.65%, 7/5/00                                               75,000,000
                                                                  ------------------
                                                                         369,299,000
-------------------------------------------------------------------------------------
OTHER CORPORATE OBLIGATIONS  22.7%
              Abbey National Treasury Services PLC
   202,000    6.248%, 7/24/00(a)                                         201,992,535
    43,000    5.92%, 8/7/00                                               42,998,334
              Bank One Corp.
    46,000    6.69%, 8/9/00(a)                                            46,000,000
    36,000    6.86%, 8/17/00(a)                                           36,000,000
    68,000    6.85%, 8/21/00(a)                                           68,000,000
              Centex Home Mortgage LLC
              6.791%, 10/20/00(a)(c)
    47,000    (cost $47,000,000; purchased 12/8/99)                       47,000,000
              CIT Group, Inc.
   206,000    6.676%, 10/16/00(a)                                        205,703,146
              Conseco Finance Vehicle Trust
    75,233    6.811%, 1/5/01(a)                                           75,233,314
              DaimlerChrysler North America Holdings, Inc.
   193,000    6.534%, 7/6/00(a)                                          192,996,563
              Dover Corp.
    50,000    6.848%, 2/28/01(a)                                          50,000,000
              Ford Motor Credit Co.
   287,000    6.729%, 8/18/00(a)                                         286,969,505
   344,000    6.77%, 10/2/00(a)                                          343,914,630

                                               See Notes to Financial Statements
                                       B-32

      COMMAND ACCOUNT         COMMAND Money Fund
             Portfolio of Investments as of June 30, 2000 Cont'd.

PRINCIPAL
AMOUNT
(000)         DESCRIPTION                                         VALUE (NOTE 1)
------------------------------------------------------------------------------------
              Goldman, Sachs & Co.
$  588,000    6.924%, 9/15/00(a)                                  $      588,000,000
              Restructured Asset Securities
              6.736%, 7/6/00(a)(c)
   248,000    (cost $248,000,000; purchased 9/2/00)                      248,000,000
              Morgan (J.P.) & Co., Inc.
   200,000    6.64%, 3/16/01(a)                                          200,000,000
              Short Term Repackaged Asset Trust 1998-E
               6.749%, 7/18/00(a)(c)
   148,000    (cost $148,000,000; purchased 9/11/98)                     148,000,000
              Strategic Money Market Trust 1999-A
   286,000    6.40%, 7/13/00(a)                                          286,000,000
                                                                  ------------------
                                                                       3,066,808,027
-------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY INSTRUMENTALITY OBLIGATIONS - NON-DISCOUNT  2.9%
              Federal Home Loan Banks
   390,000    6.189%, 7/5/00(a)                                          389,847,120
                                                                  ------------------
              TOTAL INVESTMENTS  98.8%
               (AMORTIZED COST $13,331,225,809(b))                    13,331,225,809
              Other assets in excess of liabilities  1.2%                157,812,301
                                                                  ------------------
              NET ASSETS  100%                                    $   13,489,038,110
                                                                  ------------------
                                                                  ------------------

------------------------------
(a) Variable rate instrument. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest was adjusted.
(b) The cost for federal income tax purposes is substantially the same as for financial reporting purposes.
(c) Indicates illiquid securities restricted as to resale. The aggregate cost of such securities was $728,000,000. The aggregate value of $728,000,000 was approximately 5.4% of net assets.

See Notes to Financial Statements
                                     B-33

      COMMAND ACCOUNT         COMMAND Money Fund
             Portfolio of Investments as of June 30, 2000 Cont'd.

The industry classification of portfolio holdings and other assets in excess of liabilities as a percentage of net assets as of June 30, 2000 was as follows:
Commercial Banks.......................................................   46.7%
Motor Vehicle Parts....................................................    9.2
Security Brokers & Dealers.............................................    9.0
Asset Backed Securities................................................    8.1
Telephone & Communications.............................................    5.8
Short-Term Business Credit.............................................    5.1
Federal Credit Agencies................................................    3.6
Bank Holding Companies - Domestic......................................    3.1
Multi-Media............................................................    2.2
Mortgage Bankers.......................................................    1.2
Newspaper Publishing...................................................    1.0
Life Insurance.........................................................    0.8
Fire & Marine Casualty Insurance.......................................    0.7
Electrical Services....................................................    0.6
Equipment Rental & Leasing.............................................    0.6
Personal Credit Institutions...........................................    0.6
Construction Equipment.................................................    0.4
Chemicals and Allied Products..........................................    0.1
                                                                         -----
                                                                          98.8
Other assets in excess of liabilities..................................    1.2
                                                                         -----
                                                                         100.0%
                                                                         -----
                                                                         -----

                                             See Notes to Financial Statements

      COMMAND ACCOUNT         COMMAND Money Fund
             Statement of Assets and Liabilities

                                                                  JUNE 30, 2000
--------------------------------------------------------------------------------
ASSETS
Investments, at amortized cost which approximates market value   $13,331,225,809
Cash                                                                   7,418,290
Receivable for Fund shares sold                                      339,000,651
Interest receivable                                                   60,045,485
Prepaid expenses                                                          85,787
                                                                 ---------------
      TOTAL ASSETS                                                13,737,776,022
                                                                 ---------------
LIABILITIES
Payable for Fund shares repurchased                                  242,888,807
Management fee payable                                                 4,009,407
Accrued expenses and other liabilities                                 1,101,209
Distribution fee payable                                                 738,489
                                                                 ---------------
      TOTAL LIABILITIES                                              248,737,912
                                                                 ---------------
NET ASSETS                                                       $13,489,038,110
                                                                 ---------------
                                                                 ---------------
Net assets were comprised of:
   Shares of beneficial interest, at par                         $   134,890,381
   Paid-in capital in excess of par                               13,354,147,729
                                                                 ---------------
Net assets, June 30, 2000                                        $13,489,038,110
                                                                 ---------------
                                                                 ---------------
Net asset value, offering price and redemption price per share
($13,489,038,110 DIVIDED BY 13,489,038,110 shares of beneficial interest
($.01 par value) issued and outstanding)                         $          1.00
                                                                 ---------------
                                                                 ---------------

See Notes to Financial Statements
                                         B-35

      COMMAND ACCOUNT         COMMAND Money Fund
             Statement of Operations

                                                                        YEAR
                                                                        ENDED
                                                                    JUNE 30, 2000
---------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income
   Interest and discount earned                                     $ 771,478,343
                                                                    -------------
Expenses
   Management fee                                                      47,374,169
   Distribution fee                                                    16,472,918
   Transfer agent's fees and expenses                                   4,182,000
   Reports to shareholders                                                800,000
   Registration fees                                                      530,000
   Custodian's fees and expenses                                          300,000
   Insurance expense                                                      144,000
   Trustees' fees and expenses                                             60,000
   Audit fee                                                               30,000
   Legal fees and expenses                                                 16,000
   Miscellaneous                                                           29,312
                                                                    -------------
      TOTAL EXPENSES                                                   69,938,399
                                                                    -------------
NET INVESTMENT INCOME                                                 701,539,944
                                                                    -------------
REALIZED LOSS ON INVESTMENTS
Net realized loss on investment transactions                              (31,937)
                                                                    -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $ 701,508,007
                                                                    -------------
                                                                    -------------

                                               See Notes to Financial Statements
                                  B-36

      COMMAND ACCOUNT         COMMAND Money Fund
             Statement of Changes in Net Assets

                                                     YEAR ENDED JUNE 30,
                                                   2000                1999
---------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
   Net investment income                     $    701,539,944    $    566,116,045
   Net realized loss on investment
      transactions                                    (31,937)                 --
                                             ----------------    ----------------
   Net increase in net assets resulting
      from operations                             701,508,007         566,116,045
                                             ----------------    ----------------
DIVIDENDS AND DISTRIBUTIONS TO
   SHAREHOLDERS
   (NOTE 1)                                      (701,508,007)       (566,116,045)
                                             ----------------    ----------------
FUND SHARE TRANSACTIONS (AT $1 PER SHARE)
   Net proceeds from shares subscribed         66,034,737,099      56,589,927,827
   Net asset value of shares issued in
      reinvestment of dividends and
      distributions                               701,483,686         566,116,045
   Cost of shares reacquired                  (65,494,128,592)    (53,999,386,826)
                                             ----------------    ----------------
   Net increase in net assets from Fund
      share transactions                        1,242,092,193       3,156,657,046
                                             ----------------    ----------------
Total increase                                  1,242,092,193       3,156,657,046
NET ASSETS
Beginning of year                              12,246,945,917       9,090,288,871
                                             ----------------    ----------------
End of year                                  $ 13,489,038,110    $ 12,246,945,917
                                             ----------------    ----------------
                                             ----------------    ----------------

See Notes to Financial Statements
                                      B-37

      COMMAND ACCOUNT         COMMAND Money Fund
             Financial Highlights

                                                                     YEAR ENDED
                                                                   JUNE 30, 2000
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF YEAR                                  $      1.000
Net investment income and net realized gains                               0.053
Dividends and distributions to shareholders                               (0.053)
                                                                  ----------------
Net asset value, end of year                                        $      1.000
                                                                  ----------------
                                                                  ----------------
TOTAL RETURN(a):                                                            5.42%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)                                       $ 13,489,038
Average net assets (000)                                            $ 13,178,334
Ratios to average net assets:
  Expenses, including distribution and service (12b-1) fees                  .53%
  Expenses, excluding distribution and service (12b-1) fees                  .41%
  Net investment income                                                     5.32%

------------------------------
(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.
                                               See Notes to Financial Statements
                                    B-38

      COMMAND ACCOUNT         COMMAND Money Fund
             Financial Highlights Cont'd.

                     YEAR ENDED JUNE 30,
--------------------------------------------------------------
   1999            1998           1997           1996
--------------------------------------------------------------
$     1.000     $    1.000     $    1.000     $    1.000
      0.048          0.052          0.049          0.052
     (0.048)        (0.052)        (0.049)        (0.052)
-----------     ----------     ----------     ----------
$     1.000     $    1.000     $    1.000     $    1.000
-----------     ----------     ----------     ----------
-----------     ----------     ----------     ----------
       4.85%          5.31%          5.06%          5.30%
$12,246,946     $9,090,289     $6,629,903     $5,309,842
$11,965,069     $7,936,219     $6,078,525     $4,896,794
        .54%           .54%           .57%           .58%
        .41%           .42%           .44%           .46%
       4.73%          5.19%          4.97%          5.15%

See Notes to Financial Statements
                                     B-39

      COMMAND ACCOUNT         COMMAND Money Fund
             Report of Independent Accountants

To the Shareholders and Trustees of
COMMAND Money Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of COMMAND Money Fund (the "Fund") at June 30, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2000 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York
August 18, 2000
                                               See Notes to Financial Statements

      COMMAND ACCOUNT         COMMAND Tax-Free Fund
             Portfolio of Investments as of June 30, 2000

MOODY'S        PRINCIPAL
RATING         AMOUNT
(UNAUDITED)    (000)            DESCRIPTION(a)                      VALUE (NOTE 1)
-------------------------------------------------------------------------------------
ARIZONA  0.3%
                                Maricopa Cnty., St. Joseph's Care
                                 Ctr., Prerefunded,
NR             $    3,800       7.75%, 7/1/00, Ser. 90A             $     3,876,000
-------------------------------------------------------------------------------------
CALIFORNIA  1.7%
                                California Higher Ed. Ln. Auth.
                                 Rev., Student Ln. Rev., A.N.N.O.T.,
VMIG1              24,000       4.40%, 7/1/01, Ser. 87B                  24,000,000
-------------------------------------------------------------------------------------
COLORADO  1.6%
                                Colorado Hlth. Fac. Auth. Rev.,
                                 PSL Healthcare Sys.,
                                 Prerefunded,
NR                  3,950       8.50%, 2/15/01, Ser. 1991B                4,127,815
                                Denver City & Cnty. Rev.,
                                 Sngl. Fam. Hsg. Mtge, A.M.T.
SP1+*               6,000       4.45%, 5/15/01, Ser. 00C                  6,000,000
                                Roaring Fork Muni. Prods. LLC,
                                 F.R.W.D., A.M.T.,
A1+*                7,635       5.02%, 7/6/00, Ser. 00-7                  7,635,000
                                Wheat Ridge Ind. Dev. Rev., Var.
                                 Adolph Coors Co. Proj.,
                                 F.R.W.D., A.M.T.,
A1+*                5,000       4.95%, 7/5/00, Ser. 1993                  5,000,000
                                                                    ---------------
                                                                         22,762,815
-------------------------------------------------------------------------------------
CONNECTICUT  0.2%
                                Connecticut Spec. Assmt.,
                                 Unemploy. Comp. Rev.,
                                 A.N.N.O.T.,
VMIG1               3,200       4.35%, 7/1/01, Ser. 93C                   3,200,000
-------------------------------------------------------------------------------------
FLORIDA  5.5%
                                Jacksonville Elec. Auth., Elec.
                                 Sys. Rev., F.R.W.D.,
                                 M.E.R.L.O.T.,
VMIG1               4,705       4.89%, 7/5/00, Ser. 00FF                  4,705,000
                                Orange Cnty., Hlth. Fac. Auth.,
                                 Hosp. Assoc. Hlth. Facs. Ln.,
                                 F.R.W.D.,
VMIG1              30,000       5.10%, 7/5/00, Ser. 00A                  30,000,000

    See Notes to Financial Statements

      COMMAND ACCOUNT         COMMAND Tax-Free Fund
             Portfolio of Investments as of June 30, 2000 Cont'd.

MOODY'S        PRINCIPAL
RATING         AMOUNT
(UNAUDITED)    (000)            DESCRIPTION(a)                      VALUE (NOTE 1)
-------------------------------------------------------------------------------------
                                Adventist Hlth. Sys. Sunbelt,
                                 F.R.W.D.,
A1+*           $   37,975       4.99%, 7/6/00, Ser. 98171           $    37,975,000
                                Sunshine St. Gov't. Fin. Com.,
                                 Rev. Notes, T.E.C.P.
A1+*                5,245       4.55%, 7/21/00, Ser. A                    5,245,000
                                                                    ---------------
                                                                         77,925,000
-------------------------------------------------------------------------------------
GEORGIA  6.4%
                                Burke Cnty. Georgia Dev. Auth.,
                                 Oglethorpe Pwr. Corp., T.E.C.P.
VMIG1               9,000       4.40%, 7/19/00, Ser. 98                   9,000,000
VMIG1              10,800       4.15%, 9/14/00, Ser.98B                  10,800,000
                                Cobb Cnty. Ind. Dev. Auth.,
                                 Inst. of Nuclear Pwr., F.R.W.D.,
CPS1               17,410       4.80%, 7/5/00, Ser. 98                   17,410,000
                                Cobb Cnty. Multifam. Hsg. Rev.,
                                 Post Bridge Proj., F.R.W.D.,
A1+*               10,000       4.75%, 7/5/00, Ser. 96                   10,000,000
                                Terrell Mill II Assoc., F.R.W.D.,
A1+*               10,600       4.85%, 7/6/00, Ser. 93                   10,600,000
                                De Kalb Cnty. Hosp. Auth. Rev.,
                                 De Kalb Med. Ctr., F.R.W.D.,
VMIG1              12,500       4.80%, 7/6/00, Ser. 1999B                12,500,000
                                Fulton Cnty. Dev. Auth.,
                                Siemen's Energy, Inc., F.R.W.D.,
VMIG1               7,750       4.85%, 7/6/00, Ser. 94                    7,750,000
                                Gwinett Cnty. Dev. Auth.,
                                 Wesleyan Sch. Proj., F.R.W.D.,
CPS1               10,000       4.80%, 7/5/00, Ser. 99                   10,000,000
                                Macon Bibb Cnty. Hosp. Auth.
                                 Rev., Central Georgia Sr.
                                 Hlth.-Carlyle Pl., F.R.D.D.,
VMIG1               3,500       4.65%, 7/3/00, Ser. 00                    3,500,000
                                                                    ---------------
                                                                         91,560,000

                                              See Notes to Financial Statements

      COMMAND ACCOUNT         COMMAND Tax-Free Fund
             Portfolio of Investments as of June 30, 2000 Cont'd.

MOODY'S        PRINCIPAL
RATING         AMOUNT
(UNAUDITED)    (000)            DESCRIPTION(a)                      VALUE (NOTE 1)
-------------------------------------------------------------------------------------
ILLINOIS  16.1%
                                Chicago Illinois Rev.,
                                 Homestart Prog., F.R.W.D.
VMIG1          $   10,000       4.85%, 7/6/00 Ser. 00A              $    10,000,000
                                Chicago,
                                 Sr. Lein Wtr. Rev., F.R.W.D.,
                                 M.E.R.L.O.T.,
VMIG1              14,385       4.89%, 7/5/00, Ser. 00TT                 14,385,000
                                Stockyards Ind. Proj., F.R.W.D.,
A1+*               13,030       4.85%, 7/5/00, Ser. 96A                  13,030,000
                                Cook Cnty. Illinois Cons. High
                                 Sch. Dist., Gen. Oblig.,
NR                  2,170       4.70%, 12/1/00, Ser. 99                   2,176,596
                                Gurnee Ind. Dev. Rev.,
                                 Sterigenics
                                 Int'l. Proj., F.R.W.D., A.M.T.,
A-1*                6,890       4.95%, 7/5/00, Ser. 96                    6,890,000
                                Illinois Dev. Fin. Auth. Rev.,
                                 Adventist Hlth. Sys.
NR                  2,055       4.50%, 11/15/00, Ser. 2000A               2,056,483
                                American College of Surgeons,
                                 F.R.W.D.,
A1+*               15,200       4.85%, 7/7/00, Ser. 96                   15,200,000
                                Illinois Ed. Fac. Auth. Rev.,
                                 Univ. of Chicago, T.E.C.P.,
P1                 25,000       4.10%, 10/20/00                          25,000,000
                                Illinois Hlth. Facs. Auth.,
                                 Central Baptist Home, F.R.W.D.
VMIG1              13,300       4.75%, 7/6/00, Ser. 1999 B               13,300,000
                                Evanston Hosp. Corp. Prog.,
                                 A.N.N.M.T.,
VMIG1              25,000       3.90%, 10/31/00, Ser. 92                 25,000,000
VMIG1              20,000       4.25%, 1/31/01, Ser. 95                  20,000,000
                                Riverside Hlth. Sys., F.R.W.D.,
VMIG1              12,500       4.80%, 7/6/00, Ser. 94C                  12,500,000
                                Servant Cor Falcon II, F.R.W.D.,
A-1*               14,000       4.85%, 7/5/00, Ser. 96A                  14,000,000

    See Notes to Financial Statements
                                       B-43

      COMMAND ACCOUNT         COMMAND Tax-Free Fund
             Portfolio of Investments as of June 30, 2000 Cont'd.

MOODY'S        PRINCIPAL
RATING         AMOUNT
(UNAUDITED)    (000)            DESCRIPTION(a)                      VALUE (NOTE 1)
-------------------------------------------------------------------------------------
                                Illinois Hsg. Dev. Auth. Rev.,
                                 Homeowner Mtge., F.R.W.D.,
                                 M.E.R.L.O.T., A.M.T.,
VMIG1          $   10,000       4.94%, 7/5/00, Ser. 00V             $    10,000,000
                                Peoria Cnty., Rev., Caterpillar
                                 Inc. Proj., F.R.W.D., A.M.T.
P1                  4,300       4.95%, 7/6/00, Ser. 00                    4,300,000
                                Univ. of Illinois Brd. of
                                 Trustees, Aux. Fac. Sys.,
                                 F.R.W.D., M.E.R.L.O.T.,
VMIG1               3,500       4.89%, 7/5/00, Ser. 00S                   3,500,000
                                Wheeling Multifam. Hsg. Rev.,
                                 Woodland Creek II, F.R.W.D.,
SP1+               17,655       4.85%, 7/7/00, Ser. 90                   17,655,000
                                Woodridge & Dupage Cntys.,
                                 Multifam. Hsg. Rev., Hinsdale
                                 Lake Terr. Apts., F.R.W.D.,
A1+*               20,760       4.85%, 7/7/00, Ser. 90                   20,760,000
                                                                    ---------------
                                                                        229,753,079
-------------------------------------------------------------------------------------
INDIANA  1.3%
                                Elkhart Com. Sch., T.A.T.W.,
NR                  7,500       4.70%, 12/29/00                           7,514,640
                                Fort Wayne Swg. Works,
NR                  1,000       4.00%, 8/1/00, Ser. 98B                   1,000,410
                                Indiana Hlth. Fac. Fin.,
                                 Sisters of St. Francis Hlth.
                                 Svcs.,
NR                  1,430       5.00%, 11/1/00, Ser. 1997A                1,433,942
                                Tippecanoe Cnty. Ind. Poll. Ctrl.
                                 Rev., Caterpillar, Inc. Proj.,
                                 F.R.W.D., A.M.T.,
P1                  8,750       4.95%, 7/6/00, Ser. 91                    8,750,000
                                                                    ---------------
                                                                         18,698,992

                                              See Notes to Financial Statements

      COMMAND ACCOUNT         COMMAND Tax-Free Fund
             Portfolio of Investments as of June 30, 2000 Cont'd.

MOODY'S        PRINCIPAL
RATING         AMOUNT
(UNAUDITED)    (000)            DESCRIPTION(a)                      VALUE (NOTE 1)
-------------------------------------------------------------------------------------
IOWA  0.6%
                                Sergeant Bluff Ind. Dev. Auth.,
                                 Sioux City Brick & Tile Proj.,
                                 F.R.W.D., A.M.T.,
NR             $    8,480       5.00%, 7/6/00, Ser. 96C             $     8,480,000
-------------------------------------------------------------------------------------
KANSAS  0.7%
                                Mission Kansas Multifam. Rev.,
                                 Ref. Hsg., The Falls Apts.
                                 Proj., F.R.W.D., A.M.T.
A1+*                9,350       4.94%, 7/6/00, Ser. 99                    9,350,000
-------------------------------------------------------------------------------------
KENTUCKY  0.7%
                                Henderson Cnty. Ind. Dev. Rev.,
                                 Eastern Alloys of KY LLC Proj.,
                                 F.R.W.D., A.M.T.,
A1+*                5,500       4.95%, 7/6/00, Ser. 99                    5,500,000
                                Kentucky Hsg. Corp., Hsg. Rev.,
                                 S.E.M.M.T., A.M.T.,
MIG1                5,000       4.40%, 12/1/00, Ser. 00D                  5,000,000
                                                                    ---------------
                                                                         10,500,000
-------------------------------------------------------------------------------------
LOUISIANA  3.1%
                                Calcasieu Parish Pub. Trust
                                 Auth., Sngl. Fam. Mtge., A.M.T.,
MIG1                5,000       4.50%, 12/1/00, Ser. 00A                  5,000,000
                                New Orleans Ind. Dev. Brd., 3700
                                 Orleans LLC Proj., F.R.W.D.,
                                 A.M.T.,
A1+*               14,000       4.97%, 7/6/00, Ser. 2000                 14,000,000
                                Roaring Fork Municipal Prods.
                                 LLC., F.R.W.D., A.M.T.,
VMIG1              14,590       5.02%, 7/6/00, Ser. 00-2                 14,590,000
                                Shreveport Louisiana, Gen.
                                 Oblig.,
NR                  2,600       5.00%, 5/1/01, Ser. 99A                   2,611,497

    See Notes to Financial Statements

      COMMAND ACCOUNT         COMMAND Tax-Free Fund
             Portfolio of Investments as of June 30, 2000 Cont'd.

MOODY'S        PRINCIPAL
RATING         AMOUNT
(UNAUDITED)    (000)            DESCRIPTION(a)                      VALUE (NOTE 1)
-------------------------------------------------------------------------------------
                                W. Baton Rouge Parish Dist.
                                 #,
                                 Dow Chemical Co. Proj.,
                                 F.R.D.D., A.M.T.,
P1             $    8,800       4.75%, 7/3/00, Ser. 94A             $     8,800,000
                                                                    ---------------
                                                                         45,001,497
-------------------------------------------------------------------------------------
MARYLAND  2.2%
                                Anne Arundel Cnty.,
                                 Baltimore Gas & Electric,
                                 A.N.N.O.T.,
VMIG1               6,000       4.50%, 7/1/01, Ser. 84                    6,000,000
                                Maryland St. Hlth. & High. Ed.
                                 Facs. Auth., Univ. of Maryland
                                 Med. Sys., F.R.W.D.,
A-1*               11,600       4.75%, 7/5/00, Ser. 99                   11,600,000
                                Maryland Econ. Dev. Corp.,
                                 CHF-College Park LLC, F.R.W.D.,
VMIG1               6,000       4.90%, 7/6/00, Ser. 2000A                 6,000,000
                                Roaring Fork Municipal Prods.
                                 LLC., F.R.W.D., A.M.T.,
A1+*                7,550       5.02%, 7/6/00, Ser. 00-11                 7,550,000
                                                                    ---------------
                                                                         31,150,000
-------------------------------------------------------------------------------------
MASSACHUSETTS  1.4%
                                Mass. St. Hlth. & Ed. Facs. Auth.
                                 Rev., Univ. Hospital, Prerefunded,
NR                  6,000       7.25%, 7/1/00, Ser. C                     6,120,000
                                Mass. St. Hsg. Fin. Agcy.,
                                 Sngl. Fam. Hsg. Rev. Notes,
                                 A.M.T.,
MIG1                7,500       4.90%, 6/1/01, Ser. C-1                   7,500,000
                                Sngl. Fam. Hsg. Rev. Notes,
MIG1                6,105       4.85%, 6/1/01, Ser. C-2                   6,105,000
                                                                    ---------------
                                                                         19,725,000
-------------------------------------------------------------------------------------
MICHIGAN  2.3%
                                East Detroit Pub. Schs.,
                                 S.A.A.N.,
NR                  5,400       4.50%, 8/24/00, Ser. 2000                 5,396,874
                                Michigan Mun. Bond Auth., Rev.
                                 Notes,
SP-1+*             10,000       4.25%, 8/25/00, Ser. 98B-1               10,009,418

                                              See Notes to Financial Statements

      COMMAND ACCOUNT         COMMAND Tax-Free Fund
             Portfolio of Investments as of June 30, 2000 Cont'd.

MOODY'S        PRINCIPAL
RATING         AMOUNT
(UNAUDITED)    (000)            DESCRIPTION(a)                      VALUE (NOTE 1)
-------------------------------------------------------------------------------------
                                Michigan Strategic Fund,
                                 Dow Chemical Co. Proj.,
                                 F.R.D.D., A.M.T.,
P1             $   16,000       4.75%, 7/3/00, Ser. 99              $    16,000,000
                                Michigan St. Hosp. Fin. Auth.
                                 Rev., Botsford Oblig. Grp.,
NR                  2,080       4.20%, 2/15/01, 98A                       2,079,363
                                                                    ---------------
                                                                         33,485,655
-------------------------------------------------------------------------------------
MINNESOTA  2.0%
                                Bloomington Port Auth. Tax Rev.,
                                 Ref. Mall of America, F.R.W.D.
VMIG1              18,000       4.85%, 7/6/00, Ser. 99B                  18,000,000
                                Dakota Cnty. Com. Dev. Agcy.,
                                 Sngl. Fam. Mtge., Rev. Ref.,
                                 A.M.T.,
SP1+*               7,500       4.30%, 4/1/01, Ser. 00C                   7,500,000
                                Minneapolis Spec. Sch.
                                 Dist. No. 1, Gen. Oblig.,
NR                  2,900       5.00%, 2/1/01, Ser. 97                    2,912,261
                                                                    ---------------
                                                                         28,412,261
-------------------------------------------------------------------------------------
MISSISSIPPI  0.3%
                                Mississippi St. Lease Rev.,
                                 Carlyle Cap. Mkt. Cert.,
NR                  4,280       4.25%, 10/15/00, Ser. 99A                 4,280,000
-------------------------------------------------------------------------------------
MISSOURI  2.1%
                                Kansas City Ind. Dev. Auth.
                                 KC Air Cargo Svcs. Proj.,
                                 F.R.W.D., A.M.T.,
A-1*                7,300       4.90%, 7/6/00, Ser. 00                    7,300,000
                                Roaring Fork Municipal Prods.
                                 LLC., F.R.W.D., A.M.T.,
A-1+*              22,530       5.02%, 7/6/00, Ser. OO3                  22,530,000
                                                                    ---------------
                                                                         29,830,000

    See Notes to Financial Statements

      COMMAND ACCOUNT         COMMAND Tax-Free Fund
             Portfolio of Investments as of June 30, 2000 Cont'd.

MOODY'S        PRINCIPAL
RATING         AMOUNT
(UNAUDITED)    (000)            DESCRIPTION(a)                      VALUE (NOTE 1)
-------------------------------------------------------------------------------------
NEW JERSEY  1.8%
                                Jersey City, Sch. Promissory Notes,
MIG1           $   20,100       4.50%, 3/2/01                       $    20,138,669
                                Montclair Township, B.A.N.,
NR                  2,200       5.35%, 5/18/01                            2,208,281
                                New Jersey Econ. Dev. Auth. Ref.
                                 Rev., 865 Centennial Ave. Proj.,
                                 F.R.W.D., A.M.T.,
A1+*                3,000       4.92%, 7/6/00, Ser. 85                    3,000,000
                                                                    ---------------
                                                                         25,346,950
-------------------------------------------------------------------------------------
NEW MEXICO  0.8%
                                Roaring Fork Municipal Prods LLC,
                                 F.R.W.D., A.M.T.,
A1+*               12,255       5.02%, 7/6/00, Ser. 00-1                 12,255,000
-------------------------------------------------------------------------------------
NEW YORK  0.1%
                                New York Local Gov't. Ass't.
                                 Corp., Mun. Secs. Trust Rcpts.,
                                 F.R.D.D.,
A1+*                1,500       4.65%, 7/3/00, Ser. SGA59                 1,500,000
-------------------------------------------------------------------------------------
NORTH CAROLINA  0.8%
                                North Carolina Ed. Fac. Fin.
                                 Agcy. Rev., Warren Wilson Coll.,
                                 F.R.W.D.,
CPS1               12,040       4.80%, 7/6/00, Ser. 98                   12,040,000
-------------------------------------------------------------------------------------
OHIO  6.6%
                                Clinton Cnty. Hosp. Rev.,
                                 Ohio Hosp. Cap. Fin., F.R.W.D.,
A1+*               28,000       4.85%, 7/5/00, Ser. 98                   28,000,000
                                Franklin Cnty. Hosp. Rev., Sub.,
                                 Doctors Ohio Hlth. Corp.,
                                 F.R.W.D.,
VMIG1               9,800       4.83%, 7/6/00, Ser. 1998                  9,800,000
                                Greene Cnty. Ltd., Tax Certs.,
MIG1               16,740       4.50%, 3/2/01, Ser. 2000A                16,772,117
                                Lorain Cnty., Elyria United
                                 Methodist Vlge. Prog., F.R.W.D.,
A-1*                6,830       4.80%, 7/6/00, Ser. 99                    6,830,000

                                              See Notes to Financial Statements

      COMMAND ACCOUNT         COMMAND Tax-Free Fund
             Portfolio of Investments as of June 30, 2000 Cont'd.

MOODY'S        PRINCIPAL
RATING         AMOUNT
(UNAUDITED)    (000)            DESCRIPTION(a)                      VALUE (NOTE 1)
-------------------------------------------------------------------------------------
                                Medina Cnty. Hsg. Rev.,
                                 Oaks at Medina Proj., F.R.W.D.,
NR             $   10,055       4.80%, 7/6/00                       $    10,055,000
                                Ohio Hsg. Fin. Agcy., Res. Mtge.,
                                 F.R.W.D., M.E.R.L.O.T., A.M.T.,
VMIG1               5,000       4.94%, 7/5/00, Ser. 00AA                  5,000,000
                                Multifam. Hsg. Ref.,
                                 10 Wilmington Pl. Prog.,
                                 F.R.W.D.,
A1+*                5,945       4.85%, 7/7/00, Ser. B                     5,945,000
                                Res. Mtge., A.N.N.O.T., A.M.T.,
                                3.90%, 7/20/00, Ser. 117
                                 (cost $11,910,000; purchased
A1+                11,910+       8/17/99)                                11,910,000
                                                                    ---------------
                                                                         94,312,117
-------------------------------------------------------------------------------------
OKLAHOMA  0.8%
                                Muskogee Ind. Trust,
                                 Muskogee Mall Proj., F.R.W.D.,
VMIG1               5,100       5.10%, 7/5/00, Ser. 85                    5,100,000
                                Tulsa Pkg. Auth. Rev.,
                                 Williams Ctr. Proj., S.E.M.M.T.,
VMIG1               6,700       4.75%, 11/15/00, Ser. 87A                 6,700,000
                                                                    ---------------
                                                                         11,800,000
-------------------------------------------------------------------------------------
OREGON  0.2%
                                Oregon St., Veterans Welfare,
MIG1                3,000       4.30%, 4/1/01, Ser. 79B                   3,000,000
-------------------------------------------------------------------------------------
PENNSYLVANIA  4.4%
                                Dauphin Cnty. Gen. Auth. Rev.,
                                 All Hlth. Pooled Fin. Prog.,
                                 F.R.W.D.,
A1+*               10,000       4.85%, 7/5/00, Ser. B                    10,000,000
                                Ed. & Hlth. Prog., F.R.W.D.,
VMIG1              32,660       4.85%, 7/6/00, Ser. 97                   32,660,000
                                Emmaus Gen. Auth. Rev.,
                                 Loan Prog., F.R.W.D.,
A-1*               20,000       4.85%, 7/6/00, Ser. 2000A                20,000,000
                                                                    ---------------
                                                                         62,660,000

    See Notes to Financial Statements

      COMMAND ACCOUNT         COMMAND Tax-Free Fund
             Portfolio of Investments as of June 30, 2000 Cont'd.

MOODY'S        PRINCIPAL
RATING         AMOUNT
(UNAUDITED)    (000)            DESCRIPTION(a)                      VALUE (NOTE 1)
-------------------------------------------------------------------------------------
SOUTH CAROLINA  2.2%
                                South Carolina Pub. Svcs. Auth.,
                                 T.E.C.P.,
P1             $   17,150       4.35%, 10/2/00                      $    17,150,000
                                Spartanburg Cnty. Sch. Dist. No.
                                 7, B.A.N.,
MIG1               14,000       4.75%, 2/15/01, Ser. 2000                14,046,103
                                                                    ---------------
                                                                         31,196,103
-------------------------------------------------------------------------------------
SOUTH DAKOTA  4.3%
                                Grant Cnty., Otter Tail Pwr. Co.
                                 Proj., F.R.W.D.,
VMIG1               8,000       5.00%, 7/7/00, Ser. 1993                  8,000,000
                                South Dakota Hsg. Dev. Auth.,
                                Homeownership Mtge.,
MIG1                5,315       3.40%, 7/7/00, Ser. 99E                   5,315,000
MIG1               22,000       3.45%, 7/7/00, Ser. 99F, A.M.T.          22,000,000
MIG1                6,000       3.75%, 9/28/00, Ser. 99J                  6,000,000
                                South Dakota Hlth. & Ed. Fac.
                                 Auth.,
                                 Sioux Valley Hosp. & Hlth. Sys.,
                                 F.R.W.D.,
VMIG1              20,000       4.85%, 7/7/00, Ser. 2000                 20,000,000
                                                                    ---------------
                                                                         61,315,000
-------------------------------------------------------------------------------------
TENNESSEE  5.2%
                                Dickson Cnty., Renaissance
                                 Learning Ctr. Rev., F.R.W.D.,
CPS1               16,000       4.80%, 7/5/00, Ser. 97                   16,000,000
                                Morgan Keegan Mun. Prods. Inc.,
                                 Trust Rcpts, F.R.W.D., A.M.T.
A1+*               18,810       5.07%, 7/6/00, Ser. 2000A                18,810,000
                                Sumner Cnty. Hlth. Ed. &
                                 Hsg. Bd. Rev., Hosp.
                                 Alliance Pooled, F.R.W.D.,
A1+*               40,000       4.90%, 7/6/00, Ser. 99A                  40,000,000
                                                                    ---------------
                                                                         74,810,000

                                              See Notes to Financial Statements

      COMMAND ACCOUNT         COMMAND Tax-Free Fund
             Portfolio of Investments as of June 30, 2000 Cont'd.

MOODY'S        PRINCIPAL
RATING         AMOUNT
(UNAUDITED)    (000)            DESCRIPTION(a)                      VALUE (NOTE 1)
-------------------------------------------------------------------------------------
TEXAS  16.5%
                                Bexar Cnty. Hsg. Fin. Corp.,
                                 Perrin Park Apt., F.R.W.D.,
                                 A.M.T.,
VMIG1          $   10,375       5.00%, 7/6/00, Ser. 96              $    10,375,000
                                Brazos River Harbor Nav. Dist.
                                 Rev.,
                                 Dow Chemical Co. Proj.,
                                 T.E.C.P.,
P1                 15,900       4.25%, 7/12/00, Ser. 91                  15,900,000
                                City of Houston, Wtr. & Swr.,
                                 T.E.C.P.,
P1                 10,400       4.40%, 8/17/00, Ser. A                   10,400,000
                                Collin Cnty. Hsg. Fin. Corp.
                                 Multifam.
                                 Hsg. Rev., Huntington Apts.
                                 Proj., F.R.W.D.,
A1+*                6,155       4.92%, 7/6/00, Ser. 96                    6,155,000
                                Desoto Ind. Dev. Auth., Solar
                                 Turbines Inc. Proj., F.R.W.D.,
P1                  7,050       4.90%, 7/6/00, Ser. 2000                  7,050,000
                                Edgemere-NW Sr. Hsg. Corp.,
                                 F.R.W.D.,
A1+*               10,000       4.78%, 7/6/00, Ser. 99D                  10,000,000
                                Guadalupe Blanco River Auth.,
                                 The BOC Group, Inc., F.R.W.D.,
CPSI               10,000       4.80%, 7/6/00, Ser. 1993                 10,000,000
                                North Central Texas Hlth. Fac.
                                 Dev., Methodist Hosp. of Dallas,
                                 T.E.C.P.,
VMIG1              37,800       4.85%, 8/8/00, Ser. 98                   37,800,000
VMIG1              15,000       4.70%, 8/11/00, Ser. 98                  15,000,000
                                San Antonio Elec. & Gas,
                                 T.E.C.P.,
P1                 10,000       4.38%, 10/5/00, Ser. A                   10,000,000
                                San Antonio Wtr. Sys. Rev.,
                                 F.R.W.D., M.E.R.L.O.T.,
VMIG1              10,420       4.89%, 7/5/00, Ser. 00VV                 10,420,000
                                South Plains Hsg. Fin. Corp.,
                                 Homeownership Rev.,
                                 A.N.N.O.T., A.M.T.,
VMIG1               7,900       4.25%, 12/1/00, Ser. 00A                  7,900,000

    See Notes to Financial Statements

      COMMAND ACCOUNT         COMMAND Tax-Free Fund
             Portfolio of Investments as of June 30, 2000 Cont'd.

MOODY'S        PRINCIPAL
RATING         AMOUNT
(UNAUDITED)    (000)            DESCRIPTION(a)                      VALUE (NOTE 1)
-------------------------------------------------------------------------------------
                                Tarrant Cnty. Hlth. Fac. Dev.,
                                 Adventist Hlth. Sys., F.R.W.D.,
VMIG1          $   12,490       4.78%, 7/6/00, Ser. 96A             $    12,490,000
                                Texas St., T.R.A.N.,
MIG1               72,000       4.50%, 8/31/00, Ser. 1999A               72,029,131
                                                                    ---------------
                                                                        235,519,131
-------------------------------------------------------------------------------------
UTAH  0.6%
                                Davis Cnty., Hsg. Auth. Rev.,
                                 Fox Creek Apts., F.R.W.D.,
A-1*                4,240       4.80%, 7/5/00, Ser. 97A                   4,240,000
                                Utah Cnty.,T.R.A.N.,
NR                  4,000       4.75%, 12/28/00, Ser. 2000                4,010,544
                                                                    ---------------
                                                                          8,250,544
-------------------------------------------------------------------------------------
VIRGINIA  0.3%
                                Virginia Hsg. Dev. Auth.,
                                 Commonwealth Mtge., F.R.W.D.,
                                 M.E.R.L.O.T., A.M.T.,
VMIG1               5,000       4.94%, 7/5/00, Ser. 00CC                  5,000,000
-------------------------------------------------------------------------------------
WASHINGTON  1.7%
                                Washington Hsg. Fin. Comm.,
                                 Mills Plains Crossing Proj.,
                                 F.R.W.D.,
A1+*                5,900       5.10%, 7/4/00, Ser. 88                    5,900,000
                                Washington St. Hlth. Care Fac.,
                                 Sisters of St. Joseph of Peace,
                                 F.R.W.D.,
VMIG1              17,800       4.75%, 7/6/00, Ser. 93                   17,800,000
                                                                    ---------------
                                                                         23,700,000
-------------------------------------------------------------------------------------
WISCONSIN  2.5%
                                Greenfield Sch. Dist.,
                                 T.R.A.N.,
NR                  4,000       4.25%, 9/29/00                            4,004,065
                                Janesville Sch. Dist.,
                                 T.R.A.N.,
NR                  3,000       4.25%, 10/5/00                            3,003,180

                                              See Notes to Financial Statements

      COMMAND ACCOUNT         COMMAND Tax-Free Fund
             Portfolio of Investments as of June 30, 2000 Cont'd.

MOODY'S        PRINCIPAL
RATING         AMOUNT
(UNAUDITED)    (000)            DESCRIPTION(a)                      VALUE (NOTE 1)
-------------------------------------------------------------------------------------
                                Milwaukee Redev. Auth., Historic
                                 Third Ward Pkg., F.R.W.D.,
NR             $    4,290       4.65%, 7/6/00                       $     4,290,000
                                Sheboygan Sch. Dist., T.R.A.N.,
NR                  5,000       4.10%, 8/30/00                            5,002,691
                                Wausau Sch. Dist., T.R.A.N.,
NR                  6,300       4.10%, 9/22/00                            6,304,956
                                West Allis-West Milwaukee Sch.
                                 Dist.,
                                 T.R.A.N.,
MIG1                4,300       4.10%, 9/21/00                            4,303,158
                                Wisconsin Hsg. Eco. Dev. Auth.,
                                 Ownership Rev.,
                                3.90%, 10/5/00, Ser. 122
                                 (cost $8,395,000; purchased
VMIG1               8,395+       10/7/99)                                 8,395,000
                                                                    ---------------
                                                                         35,303,050
-------------------------------------------------------------------------------------
WYOMING  2.9%
                                Converse Cnty. Poll., Conv. Ref.,
                                 Pacificorp, F.R.W.D.,
VMIG1              22,485       4.95%, 7/5/00, Ser. 92                   22,485,000
                                Lincoln Cnty. Poll., Conv. Ref.,
                                 Pacificorp,
VMIG1              19,000       4.90%, 7/5/00, Ser. 91                   19,000,000
                                                                    ---------------
                                                                         41,485,000
                                                                    ---------------
                                TOTAL INVESTMENTS  100.2%
                                 (Cost $1,431,483,194**)              1,431,483,194
                                Liabilities in excess of other
                                 assets  (0.2%)                          (2,395,736)
                                                                    ---------------
                                NET ASSETS  100%                    $ 1,429,087,458
                                                                    ---------------
                                                                    ---------------

    See Notes to Financial Statements
                                       B-53

      COMMAND ACCOUNT         COMMAND Tax-Free Fund
             Portfolio of Investments as of June 30, 2000 Cont'd.

------------------------------
(a) The following abbreviations are used in portfolio descriptions:
    A.M.T.--Alternative Minimum Tax.
    A.N.N.M.T.--Annual Mandatory Tender.
    A.N.N.O.T.--Annual Option Tender.
    B.A.N.--Bond Anticipation Note.
    F.R.D.D.--Floating Rate (Daily) Demand Note(b).
    F.R.W.D.--Floating Rate (Weekly) Demand Note(b).
    M.E.R.L.O.T.--Municipal Exempt Receipt - Liquid Optional Tender.
    S.A.A.N.--State Aid Anticipation Notes.
    S.E.M.M.T.--Semi-Annual Mandatory Tender.
    T.A.T.W.--Tax Anticipation Time Warrants.
    T.E.C.P.--Tax Exempt Commercial Paper.
    T.R.A.N.--Tax and Revenue Anticipation Note.
(b) For purposes of amortized cost valuation, the maturity date of Floating Rate Demand Notes is considered to be the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted.
 * Standard & Poor's rating.
** The cost for federal income tax purposes is substantially the same as for financial reporting purposes.
+ Indicates an illiquid security restricted as to resale. The aggregate cost of such securities is $20,305,000. The aggregate value of $20,305,000 is approximately 1.4% of net assets.
NR--Not Rated by Moody's or Standard & Poor's.



                                              See Notes to Financial Statements

      COMMAND ACCOUNT         COMMAND Tax-Free Fund
             Statement of Assets and Liabilities

                                                                     JUNE 30,
                                                                       2000
--------------------------------------------------------------------------------
ASSETS
Investments, at amortized cost which approximates market value    $1,431,483,194
Cash                                                                      35,537
Receivable for investments sold                                       36,738,978
Receivable for Fund shares sold                                       17,151,389
Interest receivable                                                   13,598,876
Prepaid expenses                                                          16,551
                                                                  --------------
      TOTAL ASSETS                                                 1,499,024,525
                                                                  --------------
LIABILITIES
Payable for investments purchased                                     51,720,568
Payable for Fund shares repurchased                                   17,354,141
Management fee payable                                                   527,503
Accrued expenses and other liabilities                                   254,286
Distribution fee payable                                                  80,569
                                                                  --------------
      TOTAL LIABILITIES                                               69,937,067
                                                                  --------------
NET ASSETS                                                        $1,429,087,458
                                                                  --------------
                                                                  --------------
Net assets were comprised of:
   Shares of beneficial interest, at par                          $   14,290,875
   Paid-in capital in excess of par                                1,414,796,583
                                                                  --------------
Net assets, June 30, 2000                                         $1,429,087,458
                                                                  --------------
                                                                  --------------
Net asset value, offering price and redemption price per share
   ($1,429,087,458 DIVIDED BY 1,429,087,458 shares of beneficial
   interest ($.01 par value) issued and outstanding)                       $1.00
                                                                  --------------
                                                                  --------------

See Notes to Financial Statements
                                      B-55

      COMMAND ACCOUNT         COMMAND Tax-Free Fund
             Statement of Operations

                                                                        YEAR
                                                                        ENDED
                                                                    JUNE 30, 2000
---------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income
   Interest and discount earned                                      $56,539,257
                                                                    -------------
Expenses
   Management fee                                                      6,557,570
   Distribution fee                                                    1,894,190
   Transfer agent's fees                                                 178,500
   Reports to shareholders                                                74,000
   Audit fee                                                              28,000
   Trustees' fees and expenses                                            22,000
   Insurance expense                                                      17,500
   Legal fees and expenses                                                14,000
   Miscellaneous                                                          19,742
                                                                    -------------
      TOTAL EXPENSES                                                   8,805,502
   Less: custodian fee credit (Note 1)                                   (60,117)
                                                                    -------------
   Net expenses                                                        8,745,385
                                                                    -------------
NET INVESTMENT INCOME                                                 47,793,872
                                                                    -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $47,793,872
                                                                    -------------
                                                                    -------------

                                               See Notes to Financial Statements
                                      B-56

      COMMAND ACCOUNT         COMMAND Tax-Free Fund
             Statement of Changes in Net Assets

                                                       YEAR ENDED JUNE 30,
                                                     2000               1999
----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
   Net investment income                        $    47,793,872    $    42,127,942
   Net realized gain on investment
      transactions                                           --             16,415
                                                ---------------    ---------------
   Net increase in net assets resulting from
      operations                                     47,793,872         42,144,357
                                                ---------------    ---------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
(NOTE 1)                                            (47,793,872)       (42,144,357)
                                                ---------------    ---------------
FUND SHARE TRANSACTIONS (AT $1 PER SHARE)
   Net proceeds from shares subscribed            5,489,719,243      5,590,973,138
   Net asset value of shares issued in
      reinvestment of dividends and
      distributions                                  47,791,827         42,144,357
   Cost of shares reacquired                     (5,585,155,129)    (5,489,371,232)
                                                ---------------    ---------------
   Net increase (decrease) in net assets from
      Fund share transactions                       (47,644,059)       143,746,263
                                                ---------------    ---------------
Total increase (decrease)                           (47,644,059)       143,746,263
NET ASSETS
Beginning of year                                 1,476,731,517      1,332,985,254
                                                ---------------    ---------------
End of year                                     $ 1,429,087,458    $ 1,476,731,517
                                                ---------------    ---------------
                                                ---------------    ---------------

See Notes to Financial Statements
                                     B-57

      COMMAND ACCOUNT         COMMAND Tax-Free Fund
             Financial Highlights

                                                                      YEAR ENDED
                                                                       JUNE 30,
                                                                         2000
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF YEAR                                    $    1.000
Net investment income and net realized gains                                .032
Dividends and distributions to shareholders                                (.032)
                                                                      ----------
Net asset value, end of year                                          $    1.000
                                                                      ----------
                                                                      ----------
TOTAL RETURN(a)                                                             3.19%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)                                         $1,429,087
Average net assets (000)                                              $1,515,352
Ratios to average net assets:
   Expenses, including distribution fees                                     .58%
   Expenses, excluding distribution fees                                     .46%
   Net investment income                                                    3.15%

------------------------------
(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.
                                               See Notes to Financial Statements
                                      B-58

      COMMAND ACCOUNT         COMMAND Tax-Free Fund
             Financial Highlights Cont'd.

                  YEAR ENDED JUNE 30,
-------------------------------------------------------
   1999           1998           1997           1996
-------------------------------------------------------
$    1.000     $    1.000     $    1.000     $    1.000
     0.027          0.031          0.030          0.031
    (0.027)        (0.031)        (0.030)        (0.031)
----------     ----------     ----------     ----------
$    1.000     $    1.000     $    1.000     $    1.000
----------     ----------     ----------     ----------
----------     ----------     ----------     ----------
      2.77%          3.16%          3.05%          3.12%

$1,476,732     $1,332,985     $1,129,513     $1,156,935
$1,549,367     $1,279,188     $1,181,084     $1,134,257

       .59%           .60%           .64%           .66%
       .46%           .47%           .51%           .54%
      2.72%          3.11%          3.00%          3.06%

See Notes to Financial Statements
                                      B-59

      COMMAND ACCOUNT         COMMAND Tax-Free Fund
             Report of Independent Accountants

To the Shareholders and Trustees of
COMMAND Tax-Free Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of COMMAND Tax-Free Fund (the "Fund") at June 30, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York
August 18, 2000
                                               See Notes to Financial Statements
                                      B-60

      COMMAND ACCOUNT         COMMAND Government Fund
             Portfolio of Investments as of June 30, 2000

PRINCIPAL
AMOUNT
(000)         DESCRIPTION                                         VALUE (NOTE 1)
------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES  79.1%
FEDERAL FARM CREDIT BANK  0.9%
$    1,000    5.66%, 8/11/00                                      $          999,428
     5,000    5.85%, 12/1/00                                               4,995,005
                                                                  ------------------
                                                                           5,994,433
-------------------------------------------------------------------------------------
FEDERAL HOME LOAN BANK  42.4%
    26,000    6.61%, 7/3/00(a)                                            25,994,480
    26,000    6.51%, 7/4/00(a)                                            25,997,010
    31,500    6.13%, 7/5/00(a)                                            31,494,377
    52,000    6.189%, 7/5/00(a)                                           51,979,616
    23,000    6.23%, 7/5/00(a)                                            23,000,000
    11,000    6.24%, 7/5/00(a)                                            10,995,284
    11,000    6.31%, 7/5/00(a)                                            10,999,713
    25,000    6.54%, 7/5/00(a)                                            25,012,559
     5,500    5.66%, 7/6/00                                                5,500,100
    13,000    6.465%, 7/12/00(a)                                          12,999,805
     3,000    5.48%, 7/13/00                                               2,999,327
     8,000    5.875%, 9/7/00                                               7,999,361
     5,500    Zero Coupon, 9/15/00                                         5,435,418
     1,010    5.01%, 9/21/00                                               1,007,917
     5,000    5.705%, 10/6/00                                              4,997,526
     8,000    5.915%, 10/13/00                                             7,998,000
    10,500    6.04%, 10/25/00                                             10,462,091
    11,000    5.965%, 12/1/00                                             10,994,521
     8,000    6.52%, 3/28/01                                               7,995,503
     8,000    6.625%, 4/6/01                                               7,994,435
                                                                  ------------------
                                                                         291,857,043
-------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION  1.1%
     7,640    5.99%, 12/6/00                                               7,635,407

See Notes to Financial Statements
                                      B-61

      COMMAND ACCOUNT         COMMAND Government Fund
             Portfolio of Investments as of June 30, 2000 Cont'd.

PRINCIPAL
AMOUNT
(000)         DESCRIPTION                                         VALUE (NOTE 1)
------------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION  28.3%
$   19,250    6.485%, 7/3/00(a)                                   $       19,235,089
    13,000    6.845%, 7/3/00(a)                                           12,995,919
    26,000    6.89%, 7/3/00(a)                                            25,998,881
    11,000    6.37%, 7/5/00(a)                                            10,998,518
    15,500    6.485%, 8/9/00(a)                                           15,498,431
     8,000    5.80%, 8/17/00                                               7,999,021
    18,000    6.515%, 8/17/00(a)                                          17,992,549
     3,500    6.66%, 9/6/00(a)                                             3,499,731
     1,585    5.97%, 10/2/00                                               1,585,223
     9,500    5.90%, 12/1/00                                               9,491,456
     1,910    8.25%, 12/18/00                                              1,922,588
     5,690    5.89%, 12/22/00                                              5,685,338
    18,700    6.47%, 2/16/01                                              18,651,491
    10,000    5.65%, 3/5/01                                                9,930,334
    27,000    6.224%, 3/6/01                                              26,990,827
     6,000    6.52%, 3/16/01                                               5,993,397
                                                                  ------------------
                                                                         194,468,793
-------------------------------------------------------------------------------------
STUDENT LOAN MARKETING ASSOCIATION  6.4%
    13,000    6.895%, 7/3/00(a)                                           12,998,952
    26,000    6.54%, 7/5/00(a)                                            25,994,724
     5,000    6.505%, 2/7/01                                               4,999,396
                                                                  ------------------
                                                                          43,993,072
                                                                  ------------------
              Total U.S. Government Agencies
               (amortized cost $543,948,748)                             543,948,748
                                                                  ------------------

                                               See Notes to Financial Statements
                                     B-62

      COMMAND ACCOUNT         COMMAND Government Fund
             Portfolio of Investments as of June 30, 2000 Cont'd.

PRINCIPAL
AMOUNT
(000)         DESCRIPTION                                         VALUE (NOTE 1)
------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS(b)  18.9%
$   25,000    Goldman, Sachs & Co., 6.50%, dated 6/13/00, due
               7/12/00 in the amount of $25,130,903 (cost
               $25,000,000), value of collateral including
               accrued interest-$25,500,000                       $       25,000,000
    38,992    Morgan (J.P.) Securities Inc., 6.80%, dated
               6/30/00, due 7/5/00 in the amount of $39,028,826
               (cost $38,992,000), value of collateral
               including accrued interest-$39,771,840                     38,992,000
    30,000    Morgan Stanley Dean Witter, 6.65%, dated 6/28/00,
               due 7/5/00 in the amount of $30,038,792 (cost
               $30,000,000), value of collateral including
               accrued interest-$30,810,209                               30,000,000
    36,033    Salomon Smith Barney, Inc., 6.68%, dated 6/29/00,
               due 7/3/00 in the amount of $36,059,744 (cost
               $36,033,000), value of collateral including
               accrued interest-$36,753,660                               36,033,000
                                                                  ------------------
              Total Repurchase Agreements (amortized cost
               $130,025,000)                                             130,025,000
                                                                  ------------------
              TOTAL INVESTMENTS  98.0%
               (AMORTIZED COST $673,973,748(c))                          673,973,748
              Other assets in excess of liabilities  2.0%                 13,390,008
                                                                  ------------------
              NET ASSETS  100%                                    $      687,363,756
                                                                  ------------------
                                                                  ------------------

------------------------------
(a) Variable rate instrument. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted.
(b) Repurchase agreements are collateralized by U.S. Treasury or Federal agency obligations.
(c) The cost for federal income tax purposes is substantially the same as for financial reporting purposes.
See Notes to Financial Statements
                                      B-63

      COMMAND ACCOUNT         COMMAND Government Fund
             Statement of Assets and Liabilities

                                                                    JUNE 30, 2000
---------------------------------------------------------------------------------
ASSETS
Investments, excluding repurchase agreements, at amortized cost
   which approximates market value                                  $ 543,948,748
Repurchase agreements                                                 130,025,000
Receivable for Fund shares sold                                        39,911,482
Interest receivable                                                     6,509,520
Prepaid expenses                                                            7,197
                                                                    -------------
      TOTAL ASSETS                                                    720,401,947
                                                                    -------------
LIABILITIES
Payable for Fund shares repurchased                                    32,535,222
Accrued expenses and other liabilities                                    238,859
Management fee payable                                                    226,642
Distribution fee payable                                                   37,468
                                                                    -------------
      TOTAL LIABILITIES                                                33,038,191
                                                                    -------------
NET ASSETS                                                          $ 687,363,756
                                                                    -------------
                                                                    -------------
Net assets were comprised of:
   Shares of beneficial interest, at par                            $   6,873,637
   Paid-in capital in excess of par                                   680,490,119
                                                                    -------------
Net assets, June 30, 2000                                           $ 687,363,756
                                                                    -------------
                                                                    -------------
Net asset value, offering price and redemption price per share
   ($687,363,756 DIVIDED BY 687,363,756 shares of beneficial interest
   ($.01 par value) issued and outstanding)                                 $1.00
                                                                    -------------
                                                                    -------------

                                               See Notes to Financial Statements
                                     B-64

      COMMAND ACCOUNT         COMMAND Government Fund
             Statement of Operations

                                                                        YEAR
                                                                        ENDED
                                                                    JUNE 30, 2000
---------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income
   Interest and discount earned                                      $40,725,071
                                                                    -------------
Expenses
   Management fee                                                      2,858,618
   Distribution fee                                                      893,318
   Transfer agent's fees and expenses                                    102,000
   Registration fees                                                      79,000
   Custodian's fees and expenses                                          75,000
   Reports to shareholders                                                43,000
   Audit fee                                                              27,000
   Legal fees and expenses                                                18,000
   Trustees' fees and expenses                                            17,000
   Insurance expense                                                       9,000
   Miscellaneous                                                           1,129
                                                                    -------------
      TOTAL EXPENSES                                                   4,123,065
                                                                    -------------
NET INVESTMENT INCOME                                                 36,602,006
                                                                    -------------
REALIZED GAIN ON INVESTMENTS
Net realized gain on investment transactions                              23,360
                                                                    -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $36,625,366
                                                                    -------------
                                                                    -------------

See Notes to Financial Statements
                                      B-65

      COMMAND ACCOUNT         COMMAND Government Fund
             Statement of Changes in Net Assets

                                                       YEAR ENDED JUNE 30,
                                                ----------------------------------
                                                     2000               1999
----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
   Net investment income                        $    36,602,006    $    34,224,418
   Net realized gain on investment
      transactions                                       23,360             22,602
                                                ---------------    ---------------
   Net increase in net assets resulting from
      operations                                     36,625,366         34,247,020
                                                ---------------    ---------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
(NOTE 1)                                            (36,625,366)       (34,247,020)
                                                ---------------    ---------------
FUND SHARE TRANSACTIONS (AT $1 PER SHARE)
   Net proceeds from shares subscribed            3,360,155,858      3,282,787,339
   Net asset value of shares issued in
      reinvestment of dividends and
      distributions                                  36,624,690         34,247,020
   Cost of shares reacquired                     (3,423,806,329)    (3,211,372,225)
                                                ---------------    ---------------
   Net increase (decrease) in net assets from
      Fund share transactions                       (27,025,781)       105,662,134
                                                ---------------    ---------------
Total increase (decrease)                           (27,025,781)       105,662,134
NET ASSETS
Beginning of year                                   714,389,537        608,727,403
                                                ---------------    ---------------
End of year                                     $   687,363,756    $   714,389,537
                                                ---------------    ---------------
                                                ---------------    ---------------

                                               See Notes to Financial Statements
                                     B-66

      COMMAND ACCOUNT














                                        FINANCIAL

                                            HIGHLIGHTS

      COMMAND ACCOUNT         COMMAND Government Fund
             Financial Highlights

                                                                       YEAR ENDED
                                                                        JUNE 30,
                                                                          2000
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF YEAR                                      $  1.000
Net investment income and net realized gains                               0.051
Dividends and distributions to shareholders                               (0.051)
                                                                       ----------
Net asset value, end of year                                            $  1.000
                                                                       ----------
                                                                       ----------
TOTAL RETURN(a)                                                             5.23%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)                                           $687,364
Average net assets (000)                                                $714,655
Ratios to average net assets:
   Expenses, including distribution and service (12b-1) fees                 .58%
   Expenses, excluding distribution and service (12b-1) fees                 .45%
   Net investment income                                                    5.12%

------------------------------
(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.
                                               See Notes to Financial Statements
                                     B-68

      COMMAND ACCOUNT         COMMAND Government Fund
             Financial Highlights Cont'd.

                  YEAR ENDED JUNE 30,
-------------------------------------------------------
   1999           1998           1997           1996
-------------------------------------------------------
 $  1.000       $  1.000       $  1.000       $  1.000
    0.046          0.051          0.049          0.050
   (0.046)        (0.051)        (0.049)        (0.050)
----------     ----------     ----------     ----------
 $  1.000       $  1.000       $  1.000       $  1.000
----------     ----------     ----------     ----------
----------     ----------     ----------     ----------
     4.74%          5.20%          4.97%          5.12%

 $714,390       $608,727       $528,469       $487,485
 $739,779       $562,693       $534,580       $477,168

      .56%           .56%           .63%           .68%
      .44%           .44%           .51%           .56%
     4.63%          5.08%          4.84%          4.97%

See Notes to Financial Statements
                                     B-69

      COMMAND ACCOUNT         COMMAND Government Fund
             Report of Independent Accountants

To the Shareholders and Trustees of
COMMAND Government Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of COMMAND Government Fund (the "Fund") at June 30, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2000 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York
August 18, 2000
                                               See Notes to Financial Statements

      COMMAND ACCOUNT
             Notes to Financial Statements

      COMMAND Money Fund, COMMAND Government Fund and COMMAND Tax-Free Fund (each a "Fund" and collectively, the "Funds") are each registered under the Investment Company Act of 1940 as an open-end, diversified management investment company whose shares are offered exclusively to participants in the Prudential Securities COMMAND Account Program of Prudential Securities Incorporated (Prudential Securities). The COMMAND Money Fund seeks high current income, preservation of capital and maintenance of liquidity by investing in a diversified portfolio of money market instruments maturing in 13 months or less. The COMMAND Government Fund seeks high current income, preservation of capital and maintenance of liquidity by investing in a portfolio of U.S. government securities maturing in 13 months or less. The COMMAND Tax-Free Fund seeks high current income that is exempt from federal income taxes, consistent with the preservation of capital and maintenance of liquidity. The Fund invests in a diversified portfolio of short-term, tax-exempt securities with maturities of 13 months or less that are issued by states, municipalities and their agencies (or authorities). Some securities may be subject to the federal alternative minimum tax (AMT). The Funds invest in a portfolio of money market instruments whose ratings are within the two highest ratings categories by a nationally recognized statistical rating agency or, if not rated, are of comparable quality. The ability of the issuers of the securities held by the Funds to meet their obligations may be affected by economic and/or political developments in a specific industry, state or region.

NOTE 1. ACCOUNTING POLICIES

The following is a summary of significant generally accepted accounting policies followed by the Funds in the preparation of their financial statements.

      SECURITIES VALUATION:    Portfolio securities are valued at amortized
cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. If the amortized cost method is determined not to represent fair value, the value shall be determined by or under the direction of the Board of Trustees. All securities are valued as of 4:30 p.m., New York time. The Funds may hold up to 10% of their net assets in illiquid securities, including those which are restricted as to disposition under securities law ("restricted securities"). None of the issues of restricted securities held by the Funds at June 30, 2000 include registration rights under which the Fund may demand registration by the issuer.

      REPURCHASE AGREEMENTS:    In connection with transactions in repurchase
agreements, it is the Funds' policy that its custodian or designated subcustodians, as the case may be under triparty repurchase agreements, take possession of the
                                       B-71

      COMMAND ACCOUNT
             Notes to Financial Statements Cont'd.

underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase agreement exceeds one business day, the value of collateral is marked to market on a daily basis to ensure adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

      SECURITIES TRANSACTIONS AND INVESTMENT INCOME:    Securities transactions
are recorded on the trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Interest income is recorded on the accrual basis. Expenses are recorded on the accrual basis, which may require the use of certain estimates by management. Net investment income for dividend purposes includes accrued interest and amortization of premiums and discounts, plus or minus any gains or losses realized on sales of portfolio securities, less the estimated expenses of the Fund applicable to the dividend period.

      FEDERAL INCOME TAXES:    Each Fund intends to continue to comply with the
requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net income to its shareholders. Therefore, no federal income tax provision is required. The cost of portfolio securities for federal income tax purposes is substantially the same as for financial reporting purposes.

      DIVIDENDS:    Each Fund declares all of its net investment income as
dividends daily to its shareholders of record at the time of such declaration. Dividends are reinvested daily into additional full and fractional shares of the respective Fund at the net asset value per share determined on the date of declaration.

      CUSTODY FEE CREDITS:    The COMMAND Tax-Free Fund has an arrangement with
its custodian bank, whereby uninvested money earns credits which reduce the fees charged by the custodian.

NOTE 2. AGREEMENTS

Each Fund has a management agreement with Prudential Investments Fund Management LLC (PIFM). Pursuant to this agreement, PIFM has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PIFM has entered into a Subadvisory Agreement with The Prudential Investment Corporation ("PIC"). The Subadvisory Agreement provides that the subadviser will furnish investment advisory services in connection with the management of the Fund. In connection therewith, the Subadviser is obligated to keep certain books and records of the Fund. PIFM continues to have responsibility for all investment advisory services

      COMMAND ACCOUNT
             Notes to Financial Statements Cont'd.

pursuant to the Management Agreement and supervises the Subadviser's performance of such services. PIFM pays for the services of PIC, the cost of the subadviser's services, the compensation of officers of the Funds, occupancy and certain clerical and bookkeeping costs of the Funds. The Funds bear all other costs and expenses.

      The management fee paid to PIFM is computed daily and payable monthly on the following basis:

    AVERAGE DAILY        COMMAND        COMMAND       COMMAND
     NET ASSETS           MONEY       GOVERNMENT      TAX-FREE
---------------------    --------     -----------     --------
First $500 million        .500%          .400%         .500%
Second $500 million       .425%          .400%         .425%
Third $500 million        .375%          .375%         .375%
Excess of $1.5
  billion                 .350%          .375%         .375%

      Effective January 1, 2000, PIC is paid by PIFM on the following basis (computed daily and payable monthly):

    AVERAGE DAILY        COMMAND        COMMAND       COMMAND
     NET ASSETS           MONEY       GOVERNMENT      TAX-FREE
---------------------    --------     -----------     --------
First $500 million        .250%          .200%         .250%
Second $500 million       .191%          .200%         .191%
Third $500 million        .150%          .169%         .150%
Excess of $1.5
  billion                 .123%          .169%         .150%

      Prior to January 1, 2000, PIC was reimbursed by PIFM for reasonable costs and expenses incurred in furnishing investment advisory services.

      Each Fund has a distribution agreement with Prudential Investment Management Services LLC ("PIMS") which acts as the distributor of the shares of each Fund. Each Fund compensates PIMS for distributing and servicing each Fund's shares, pursuant to the plan of distribution at an annual rate of .125 of 1% of the average daily net assets of each Fund's shares. The distribution fees are accrued daily and payable monthly.

      PIFM, PIC and PIMS are wholly owned subsidiaries of The Prudential Insurance Company of America.
                                       B-73

      COMMAND ACCOUNT
             Notes to Financial Statements Cont'd.

NOTE 3. OTHER TRANSACTIONS WITH AFFILIATES
Prudential Mutual Fund Services LLC (PMFS), a wholly owned subsidiary of PIFM, serves as the Funds' transfer agent. During the year ended June 30, 2000 the Funds incurred fees for the services of PMFS of approximately:

COMMAND Money                                                          $4,181,400
COMMAND Government                                                     $  101,100
COMMAND Tax-Free                                                       $  178,200

      As of June 30, 2000, the following amounts were due to PMFS from the
Funds:

COMMAND Money                                                          $  370,400
COMMAND Government                                                     $    8,300
COMMAND Tax-Free                                                       $   14,700

      COMMAND ACCOUNT
             Federal Income Tax Information (Unaudited)

COMMAND TAX-FREE FUND:

      We are required by the Internal Revenue Code to advise you within 60 days of the COMMAND Tax-Free Fund's fiscal year-end (June 30, 2000) as to the federal tax status of dividends and distributions paid by the Fund during such fiscal year. Accordingly, we are advising you that for the year ended June 30, 2000, dividends paid from net investment income totaling $.032 per share were all federally tax-exempt interest dividends.

COMMAND GOVERNMENT FUND AND COMMAND MONEY FUND:
IMPORTANT NOTICE FOR CERTAIN SHAREHOLDERS

      We are required by Massachusetts, Missouri and Oregon to inform you that dividends which have been derived from interest on federal obligations are not taxable to shareholders providing the mutual fund meets certain requirements mandated by the respective state's taxing authorities. We are pleased to report that 58% and 2% of the dividends paid by the COMMAND Government Fund and COMMAND Money Fund, respectively, qualify for such deduction.
      For more detailed information regarding your state and local taxes, you should contact your tax advisor or the state/local taxing authorities.

                   APPENDIX I--GENERAL INVESTMENT INFORMATION

    The following terms are used in mutual fund investing.

ASSET ALLOCATION


    Asset allocation is a technique for reducing risk and providing balance. Asset allocation among different types of securities within an overall investment portfolio helps to reduce risk and to potentially provide stable returns, while enabling investors to work toward their financial goal(s). Asset allocation is also a strategy to gain exposure to better performing asset classes while maintaining investment in other asset classes.


DIVERSIFICATION

    Diversification is a time-honored technique for reducing risk, providing "balance" to an overall portfolio and potentially achieving more stable returns. Owning a portfolio of securities mitigates the individual risks (and returns) of any one security. Additionally, diversification among types of securities reduces the risks (and general returns) of any one type of security.

DURATION

    Debt securities have varying levels of sensitivity to interest rates. As interest rates fluctuate, the value of a bond (or a bond portfolio) will increase or decrease. Longer term bonds are generally more sensitive to changes in interest rates. When interest rates fall, bond prices generally rise. Conversely, when interest rates rise, bond prices generally fall.

    Duration is an approximation of the price sensitivity of a bond (or a bond portfolio) to interest rate changes. It measures the weighted average maturity of a bond's (or a bond portfolio's) cash flows, i.e., principal and interest payments. Duration is expressed as a measure of time in years the longer the duration of a bond (or a bond portfolio), the greater the impact of interest rate changes on the bond's (or the bond portfolio's) price. Duration differs from effective maturity in that duration takes into account call provisions, coupon rates and other factors. Duration measures interest rate risk only and not other risks, such as credit risk and, in the case of non-U.S. dollar denominated securities, currency risk. Effective maturity measures the final maturity dates of a bond (or a bond portfolio).

MARKET TIMING

    Market timing buying securities when prices are low and selling them when prices are relatively higher may not work for many investors because it is impossible to predict with certainty how the price of a security will fluctuate. However, owning a security for a long period of time may help investors offset short-term price volatility and realize positive returns.

POWER OF COMPOUNDING

    Over time, the compounding of returns can significantly impact investment returns. Compounding is the effect of continuous investment on long-term investment results, by which the proceeds of capital appreciation (and income distributions, if elected) are reinvested to contribute to the overall growth of assets. The long-term investment results of compounding may be greater than that of an equivalent initial investment in which the proceeds of capital appreciation and income distributions are taken in cash.

STANDARD DEVIATION

    Standard deviation is an absolute (non-relative) measure of volatility which, for a mutual fund, depicts how widely the returns varied over a certain period of time. When a fund has a high standard deviation, its range of performance has been very wide, implying greater volatility potential. Standard deviation is only one of several measures of a fund's volatility.

                                     PART C
                               OTHER INFORMATION

ITEM 23. EXHIBITS.

       (a). Amended and Restated Declaration of Trust, incorporated by reference to Exhibit No. 1 to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A filed via EDGAR on August 27, 1997 (File No. 2-73902).

       (b). By-Laws, as amended, incorporated by reference to Exhibit No. 2 to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A filed via EDGAR on August 27, 1997 (File No. 2-73902).


       (c). Instruments defining rights of security holders.*


       (d). (i) Management Agreement between the Registrant and Prudential Mutual Fund Management, Inc., incorporated by reference to Exhibit No. 5(a) to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A filed via EDGAR on August 27, 1997 (File No. 2-73902).

            (ii) Subadvisory Agreement between Prudential Mutual Fund Management, Inc. and The Prudential Investment Corporation incorporated by reference to Exhibit No. 5(b) to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A filed via EDGAR on August 27, 1997 (File No. 2-73902).


            (iii) Amendment to Subadvisory Agreement between Prudential Investments Fund Management LLC and the Prudential Investment Corporation.*


       (e). (i) Distribution Agreement between the Registrant and Prudential Mutual Fund Distributors, Inc. amended and restated as of April 12, 1995, incorporated by reference to Exhibit No. 6 to Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A filed via EDGAR on August 31, 1995 (File No. 2-73902).

            (ii) Amendment to Distribution Agreement, incorporated by reference to Exhibit No. 6(b) to Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A filed via EDGAR on August 29, 1996. (File No. 2-73902).

            (iii) Distribution Agreement between the Registrant and Prudential Investment Management Services LLC, incorporated by reference to
            Exhibit 6(c) to Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A filed via EDGAR on September 1, 1998 (File No. 2-73902).

            (iv) Form of Dealer Agreement, incorporated by reference to Exhibit 6(d) to Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A filed via EDGAR on September 1, 1998 (File No. 2-73902).

       (f). Not applicable.


       (g). (i) Custody Agreement between the Registrant and State Street Bank and Trust Co., incorporated by reference to Exhibit No. 8 to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A filed via EDGAR on August 27, 1997 (File No. 2-73902).



            (ii) Amendment dated February 22, 1999, to Custodian Contract.*



       (h). (i) Administration Agreement between the Registrant and Prudential Mutual Fund Management, Inc., incorporated by reference to Exhibit No. 9 to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A filed via EDGAR on August 27, 1997 (File No. 2-73902).



            (ii) Amendment to Transfer Agency and Service Agreement between the Registrant and Prudential Mutual Fund Services LLC.*



       (i). Opinion of Counsel, incorporated by reference to Exhibit No. 10 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1 (File No. 2-73902).


       (j). (i) Consent of Independent Accountants.*


            (ii) Appraisal of Duff and Phelps Credit Rating Co.*


       (k). Not applicable.

       (l). Not applicable.

       (m). (i) Restated Distribution and Service Plan pursuant to Rule 12b-1, incorporated by reference to Exhibit No. 15 to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A (File No. 2-73902) filed via EDGAR on August 30, 1993.

            (ii) Amended and Restated Distribution and Service Plan, incorporated by reference to Exhibit 15(b) to Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A filed via EDGAR on September 1, 1998 (File No. 2-73902).

       (n). Not applicable.

       (o). Not applicable.


       (p) (i) Code of Ethics of the Registrant.*



          (ii) Code of Ethics of Prudential Investment Corporation, Prudential Investments Fund Management LLC and Prudential Investment Management Services LLC.*

------------------------
*Filed herewith.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.
  None.
ITEM 25. INDEMNIFICATION.
  As permitted by Sections 17(h) and (i) of the Investment Company Act of 1940, as amended (the 1940 Act), and pursuant to Article V of the Fund's Declaration of Trust (Exhibit (a) to the Registration Statement) with respect to trustees, officers, employees and agents thereof and Article VII of the Fund's By-Laws (Exhibit (b) to the Registration Statement), trustees, officers, employees and agents of the Fund may be indemnified against certain liabilities in connection with the Trust. As permitted by Section 17(i) of the 1940 Act, pursuant to
Section 10 of the Distribution Agreement (Exhibit (e)(iii) to the Registration Statement), the Distributor of the Registrant may be indemnified against liabilities which it may incur, except liabilities arising from bad faith, gross negligence, willful misfeasance or reckless disregard of duties. Such Article V of the Declaration of Trust, Article VII of the By-Laws and Section 10 of the Distribution Agreement are hereby incorporated by reference in their entirety.
    Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the Securities Act) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1940 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the 1940 Act and will be governed by the final adjudication of such issue.
    The Registrant intends to purchase an insurance policy insuring its officers and trustees against liabilities, and certain costs of defending claims against such officers and trustees, to the extent such officers and trustees are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy also insures the Registrant against the cost of indemnification payments to officers and directors under certain circumstances.
    Section 9 of the Management Agreement (Exhibit (d)(i) to the Registration Statement) and Section 4 of the Subadvisory Agreement (Exhibit (d)(ii) to the Registration Statement) limit the liability of Prudential Investments Fund Management LLC (PIFM) and The Prudential Investment Corporation (PIC), respectively, to liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of their respective duties or from reckless disregard by them of their respective obligations and duties under the agreements.
    The Registrant hereby undertakes that it will apply the indemnification provisions of its Declaration of Trust, By-Laws and Distribution Agreement in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the 1940 Act so long as the interpretation of Sections 17(h) and 17(i) of such Act remains in effect and is consistently applied.
ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.
    (a) Prudential Investments Fund Management LLC (PIFM)

    See "How the Funds are Managed--Manager" in the Prospectus constituting Part A of this Post-Effective Amendment to the Registration Statement and "Investment Advisory and Other Services--Investment Advisers" in the Statement of Additional Information constituting Part B of this Post-Effective Amendment to the Registration Statement.


    The business and other connections of the officers of PIFM are listed in Schedules A and D of Form ADV of PIFM as currently on file with the Securities and Exchange Commission, the text of which is hereby incorporated by reference (File No. 801-31104).

    The business and other connections of PIFM's directors and principal executive officers are set forth below. The address of each person is Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077.


NAME AND ADDRESS            POSITION WITH PIFM        PRINCIPAL OCCUPATIONS
----------------            ------------------        ---------------------
Robert F. Gunia             Executive Vice President  Executive Vice President and Chief Administrative
                            and Chief Administrative   Officer, PIFM; Vice President, Prudential; President,
                            Officer                    Prudential Investment Management Services LLC (PIMS)
William V. Healey           Executive Vice            Executive Vice President, Chief Legal Officer and
                            President, Chief Legal     Secretary, PIFM; Vice President and Associate General
                            Officer and Secretary      Counsel, Prudential; Senior Vice President, Chief
                                                       Legal Officer and Secretary, PIMS
David R. Odenath, Jr.       Officer in Charge,        Officer in Charge, President, Chief Executive Officer
                            President, Chief           and Chief Operating Officer, PIFM; Senior Vice
                            Executive Officer and      President, The Prudential Insurance Company of
                            Chief Operating Officer    America (Prudential)
Stephen Pelletier           Executive Vice President  Executive Vice President, PIFM
Judy A. Rice                Executive Vice President  Executive Vice President, PIFM
Lynn M. Waldvogel           Executive Vice President  Executive Vice President, PIFM


    (b) The Prudential Investment Corporation (PIC)


    See "How the Funds are Managed" in the Prospectus constituting Part A of this Post-Effective Amendment to the Registration Statement and "Investment Advisory and Other Services" in the Statement of Additional Information constituting Part B of this Post-Effective Amendment to the Registration Statement.


    The business and other connections of PIC's directors and executive officers are as set forth below. The address of each person is Prudential Plaza, Newark, New Jersey 07102-4077.


NAME AND ADDRESS            POSITION WITH PIC         PRINCIPAL OCCUPATIONS
----------------            -----------------         ---------------------
John R. Strangfeld, Jr.     Chairman of the Board,    President of Prudential Global Asset Management Group
                            President and Chief        of Prudential; Senior Vice President of Prudential
                            Executive Officer and
                            Director
Bernard Winograd            Senior Vice President     Chief Executive Officer, Prudential Real Estate
                            and Director               Investors; Senior Vice President and Director, PIC


ITEM 27. PRINCIPAL UNDERWRITER.


    (a) Prudential Investment Management Services LLC (PIMS)



    Prudential Investment Management Services LLC is distributor for Prudential Government Securities Trust, The Target Portfolio Trust, Cash Accumulation Trust, COMMAND Government Fund, COMMAND Money Fund, COMMAND Tax-Free Fund, Global Utility Fund, Inc., Nicholas-Applegate Fund, Inc. (Nicholas-Applegate Growth Equity Fund), Prudential Balanced Fund, Prudential California Municipal Fund, Prudential Diversified Bond Fund, Inc., Prudential Diversified Funds, Prudential Emerging Growth Fund, Inc., Prudential Equity Fund, Inc., Prudential Equity Income Fund, Prudential Europe Growth Fund, Inc., Prudential Global Genesis Fund, Inc., Prudential Global Total Return Fund, Inc., Prudential High Yield Fund, Inc., Prudential Index Series Fund, Prudential MoneyMart
Assets Inc., Prudential Natural Resources Fund, Inc., Prudential Government Income Fund, Inc., Prudential High Yield Total Return Fund, Inc., Prudential International Bond Fund, Inc., Prudential Institutional Liquidity
Portfolio, Inc., The Prudential Investment Portfolios, Inc., Prudential Mid-Cap Value Fund, Prudential Municipal Bond Fund, Prudential Municipal Series Fund, Prudential National Municipals Fund, Inc., Prudential Pacific Growth
Fund, Inc., Prudential Real Estate Securities Fund, Prudential Sector
Funds, Inc., Prudential Small-Cap Quantum Fund, Inc., Prudential Small Company Value Fund, Inc., Prudential Special Money Market Fund, Inc., Prudential Short-Term Corporate Bond Fund, Inc., Prudential Tax-Free Money Fund, Inc., Prudential Tax-Managed Funds, Prudential 20/20 Focus Fund, Prudential World Fund, Inc., Strategic Partners Series and Target Funds.

  (b) Information concerning the Directors and officers of PIMS is set forth below:



                                                                                         POSITIONS AND
                                             POSITIONS AND OFFICES                       OFFICES WITH
    NAME(1)                                    WITH UNDERWRITER                           REGISTRANT
    -------                                  ---------------------                       -------------
    Margaret Deverell.....  Vice President and Chief Financial Officer                       None
    Kevin Frawley.........  Senior Vice President and Chief Compliance Officer               None
    Robert F. Gunia.......  President                                                   Vice President
                                                                                         and Director
    William V. Healey.....  Senior Vice President, Secretary and Chief Legal          Assistant Secretary
                             Officer
    John R. Strangfeld,     Advisory Board Member                                        President and
    Jr....................                                                                 Director



       (1) The address of each named is Prudential Plaza, 751 Broad Street, Newark, New Jersey 07102.


  (c) Registrant has no principal underwriter who is not an affiliated person of the Registrant.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.


  All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the Rules thereunder are maintained at the offices of State Street Bank and Trust Company, One Heritage Drive, North Quincy, Massachusetts, The Prudential Investment Corporation, Prudential Plaza, 751 Broad Street, Newark, New Jersey, the Registrant, Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077, and Prudential Mutual Fund Services LLC, 194 Wood Avenue South, Iselin, New Jersey 08853. Documents required by Rules 31a-1(b)(4), (5), (6), (7), (9), (10) and (11) and 31a-1(d)
and (f) will be kept at Gateway Center Three, and the remaining accounts, books and other documents required by such other pertinent provisions of
Section 31(a) and the Rules promulgated thereunder will be kept by State Street Bank and Trust Company and Prudential Mutual Fund Services LLC.


ITEM 29. MANAGEMENT SERVICES.


  Other than as set forth under the captions "How the Funds are Managed--Manager" and "How the Funds are Managed--Distributor" in the Prospectus and the caption "Investment Advisory and Other Services" in the Statement of Additional Information, constituting Parts A and B, respectively, of this Post-Effective Amendment to the Registration Statement, Registrant is not a party to any management-related service contract.


ITEM 30. UNDERTAKINGS.

  None.

                                   SIGNATURES


    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) of the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Newark, and State of New Jersey, on the 31st day of August, 2000.


                       COMMAND MONEY FUND


                       By:  /s/ John R. Strangfeld, Jr.
                       -----------------------------------------------
                       JOHN R. STRANGFELD, JR. PRESIDENT


    Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


                  SIGNATURE                    TITLE                                         DATE
                  ---------                    -----                                         ----
/s/ Delayne D. Gold                            Trustee                                   August 31, 2000
------------------------------------
  DELAYNE D. GOLD

/s/ Robert F. Gunia                            Trustee                                   August 31, 2000
------------------------------------
  ROBERT F. GUNIA

/s/ Robert E. LaBlanc                          Trustee                                   August 31, 2000
------------------------------------
  ROBERT E. LABLANC

/s/ David R. Odenath, Jr.                      Trustee                                   August 31, 2000
------------------------------------
  DAVID R. ODENATH, JR.

/s/ Robin B. Smith                             Trustee                                   August 31, 2000
------------------------------------
  ROBIN B. SMITH

/s/ Langdon R. Stevenson                       Trustee                                   August 31, 2000
------------------------------------
  LANGDON R. STEVENSON

/s/ Stephen D. Stoneburn                       Trustee                                   August 31, 2000
------------------------------------
  STEPHEN D. STONEBURN

/s/ John R. Strangfeld, Jr.                    Trustee and President                     August 31, 2000
------------------------------------
  JOHN R. STRANGFELD, JR.

/s/ Nancy H. Teeters                           Trustee                                   August 31, 2000
------------------------------------
  NANCY H. TEETERS

/s/ Clay T. Whitehead                          Trustee                                   August 31, 2000
------------------------------------
  CLAY T. WHITEHEAD

/s/ Grace C. Torres                            Treasurer and Principal Financial         August 31, 2000
------------------------------------           and Accounting Officer
  GRACE C. TORRES

                                 EXHIBIT INDEX

       (a).Amended and Restated Declaration of Trust, incorporated by reference to Exhibit No. 1 to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A filed via EDGAR on August 27, 1997 (File No. 2-73902).

       (b).By-Laws, as amended, incorporated by reference to Exhibit No. 2 to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A filed via EDGAR on August 27, 1997 (File No. 2-73902).


       (c).Instruments defining rights of security holders.*


       (d).(i) Management Agreement between the Registrant and Prudential Mutual Fund Management, Inc., incorporated by reference to Exhibit No. 5(a) to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A filed via EDGAR on August 27, 1997 (File No. 2-73902).

           (ii) Subadvisory Agreement between Prudential Mutual Fund Management, Inc. and The Prudential Investment Corporation incorporated by reference to Exhibit No. 5(b) to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A filed via EDGAR on August 27, 1997 (File No. 2-73902).


           (iii) Amendment to Subadvisory Agreement between Prudential Investments Fund Management LLC and the Prudential Investment Corporation.*


       (e).(i) Distribution Agreement between the Registrant and Prudential Mutual Fund Distributors, Inc. amended and restated as of April 12, 1995, incorporated by reference to Exhibit No. 6 to Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A filed via EDGAR on August 31, 1995 (File No. 2-73902).

           (ii) Amendment to Distribution Agreement, incorporated by reference to Exhibit No. 6(b) to Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A filed via EDGAR on August 29, 1996. (File No. 2-73902).

           (iii) Distribution Agreement between the Registrant and Prudential Investment Management Services LLC, incorporated by reference to
           Exhibit 6(c) to Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A filed via EDGAR on September 1, 1998 (File No. 2-73902).

           (iv) Form of Dealer Agreement, incorporated by reference to Exhibit 6(d) to Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A filed via EDGAR on September 1, 1998 (File No. 2-73902).

       (f).Not applicable.


       (g).(i) Custody Agreement between the Registrant and State Street Bank and Trust Co., incorporated by reference to Exhibit No. 8 to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A filed via EDGAR on August 27, 1997 (File No. 2-73902).



           (ii) Amendment dated February 22, 1999, to Custodian Contract.*



       (h).(i) Administration Agreement between the Registrant and Prudential Mutual Fund Management, Inc., incorporated by reference to Exhibit No. 9 to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A filed via EDGAR on August 27, 1997 (File No. 2-73902).



           (ii) Amendment to Transfer Agency and Service Agreement between the Registrant and Prudential Mutual Fund Services LLC.*



       (i).Opinion of Counsel, incorporated by reference to Exhibit No. 10 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1 (File No. 2-73902).


       (j).(i) Consent of Independent Accountants.*


           (ii) Appraisal of Duff and Phelps Credit Rating Co.*


       (k).Not applicable.

       (l).Not applicable.

       (m).(i) Restated Distribution and Service Plan pursuant to Rule 12b-1, incorporated by reference to Exhibit No. 15 to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A (File No. 2-73902) filed via EDGAR on August 30, 1993.

           (ii) Amended and Restated Distribution and Service Plan, incorporated by reference to Exhibit 15(b) to Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A filed via EDGAR on September 1, 1998 (File No. 2-73902).

       (n).Not applicable.

       (o).Not applicable.


       (p)(i) Code of Ethics of the Registrant.*



         (ii) Code of Ethics of Prudential Investment Corporation, Prudential Investments Fund Management LLC and Prudential Investment Management Services LLC.*

------------------------
*Filed herewith.